Registration No. 333-139501

File No. 811-21993

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. □

Post-Effective Amendment No. 42 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 44 ☒

Oppenheimer Revenue Weighted ETF Trust

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Cynthia Lo Bessette, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

□  immediately upon filing pursuant to paragraph (b)

□ on pursuant to paragraph (b)

□ 60 days after filing pursuant to paragraph (a)(1)

□ on pursuant to paragraph (a)(1)

☒75 days after filing pursuant to paragraph (a)(2)

□ on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

□ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

-Prospectus dated __, 2017		Cusip	[ ] Exchange, Inc.

This prospectus contains important information about each Fund’s objectives, investment policies, strategies and risks. It also contains important information about how to buy and sell shares of each Fund and other account features.

Please read this prospectus carefully before you invest and keep it for future reference about your account.

	Oppenheimer [ ] Dynamic Factor ETF Oppenheimer [ ] Dynamic Factor ETF Oppenheimer International Dynamic Factor ETF Oppenheimer Emerging Markets Dynamic Factor ETF	[_______] [_______] [_______] [______]	[_______] [_______] [_______] [______]

The Securities and Exchange Commission has not approved or disapproved the Funds’ securities nor has it determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Fund Summaries………………………………………………………………………………..	1
Oppenheimer [ ] Dynamic Factor ETF………………………………………………….
Oppenheimer [ ] Dynamic Factor ETF………………………………………………….
Oppenheimer International Dynamic Factor ETF……………………………………….
Oppenheimer Emerging Markets Dynamic Factor ETF………………………………...
Investment Objective, Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings…………………………………………………………………………....
Management of the Funds…………………………………………………………………….
Shareholder Information……………………………………………………………………….
Creations, Redemptions and Transaction Fees……………………………………………..
Dividends, Distributions and Taxes…………………………………………………………...
Premium/Discount Information………………………………………………………………..
Other Information……………………………………………………………………………….
Additional Notices………………………………………………………………………………
Financial Highlights…………………………………………………………………………….

Fund Summaries

Oppenheimer [ ] Dynamic Factor ETF

Investment Objective

Oppenheimer [ ] Dynamic Factor ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the [ ] OFI Dynamic Factor Index (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[__%]
Distribution and/or Service (12b-1) Fees	[__%]
Other Expenses*	[__%]
Total Annual Fund Operating Expenses	[__%]

*“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[$__]	[$__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks results that correspond generally, before fees and expenses, to the performance of the [ ] OFI Dynamic Factor Index (the “Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies included in the Underlying Index. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by affiliates of the investment adviser.

The Underlying Index is constructed by selecting equity securities from the [ ] Index (the “Parent Index”), which measures the performance of the 1,000 largest-capitalization companies in the United States, typically based on their relative exposure to five investment style factors:

Value. The value score is calculated based on a company’s valuation ratios (e.g., cash-flow yield, earnings yield and country relative sales to price). The value factor intends to capture excess returns from stocks that have low prices relative to their fundamental value.

Momentum. The momentum score is calculated based on each company’s cumulative 11 month return. The momentum factor intends to capture excess returns from stocks with stronger past performance. “Momentum” style investing emphasizes investing in securities that have had higher recent price performance compared to other securities.

Quality. The quality score is calculated from a company’s leverage and profitability (e.g., return on assets, asset turnover and accruals). The quality factor reflects excess returns for stocks that are characterized by low debt, stable earnings growth, and other “quality” metrics.

Low Volatility. The low volatility score is calculated based on the standard deviation of 5 years of weekly total returns in local currency. The low volatility factor intends to capture excess returns from stocks with lower than average volatility, beta, and/or idiosyncratic risk. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations (increases or decreases in a stock’s price) over time. Beta is a measure of a stock’s risk relative to the market. Idiosyncratic risk is risk that is specific to a stock and distinct from market risk.

Size. The size score is calculated based on the full market capitalization of a company.

The relative weight of each factor will vary with different economic cycles: expansion, slowdown, contraction and recovery, as determined by OppenheimerFunds, Inc., an affiliate of the investment adviser. As a result, the Underlying Index thus generally contains a subset of the securities in the Parent Index. The Underlying Index is rebalanced and reconstituted monthly. The Underlying Index is subject to certain asset diversification requirements. The Underlying Index is sponsored by [ ] (the “Index Provider”), which is unaffiliated with the Fund and the investment adviser. The Index Provider publishes information regarding the market value of the Underlying Index.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. Under certain circumstances, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will typically concentrate its investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it will invest more than 25% of its total assets in that industry or group of industries.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Value Securities Risk Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The rules-based methodology may be unsuccessful in creating an index that emphasizes undervalued securities.

Momentum Securities Risk Securities that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.

Quality Securities Risk Securities included in the Underlying Index are deemed to be quality securities pursuant to the Underlying Index’s methodology, but there is no guarantee that the past performance of these securities will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

Volatility Risk Although the Underlying Index was created to seek lower volatility than the Parent Index, there is no guarantee that these strategies will be successful. Replicating the Underlying Index may be unsuccessful in minimizing Fund volatility, and there is a risk that the Fund may experience more than minimum volatility. Securities in the Fund’s portfolio may be subject to price volatility and the prices may not be any less volatile than the Parent Index, and could be more volatile.

Index Construction Risk A stock included in the Underlying Index may not exhibit the factor trait or provide specific factor exposure for which it was selected, and consequently, the Fund’s holdings may not exhibit returns consistent with that factor trait.

Investment Approach Risk The Underlying Index, and thus the Fund, seeks to provide exposure to investments based on the following factors: value, momentum, quality, low volatility and size, and to weight such factors based on changes in the economic cycle. There can be no assurance that doing so will enhance the Fund’s performance over time. It is expected that targeting exposure to such investment factors will detract from performance in some market environments, perhaps for extended periods. In such circumstances, while the weights allocated to particular targeted investment factors may be adjusted based on the changes in the current economic cycle, the investment adviser will not adjust a Fund’s investment process to target different factors.

Concentration Risk The Fund will typically concentrate in industries or groups of industries to approximately the same extent as its Underlying Index. The Fund may be adversely affected by the performance of the securities in a particular industry or group of industries and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry or group of industries.

Consumer Services Sector Risk The Fund invests a significant portion of its assets in securities issued by companies in the consumer services sector in order to track the Underlying Index’s allocation to that sector. The consumer services sector may be affected by changes in the domestic and international economy, exchange rates, competition, consumers’ disposable income and consumer preferences. Success in this sector depends heavily on disposable income and consumer spending. Also, companies in the consumer services sector may be subject to severe competition, which may have an adverse impact on their profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer services in the marketplace.

Industrials Sector Risk The Fund invests a significant portion of its assets in securities issued by companies in the industrials sector in order to track the Underlying Index’s allocation to that sector. The industrials sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Because as currently constituted the industrials sector represents a significant portion of the Underlying Index, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Financial Services Sector Risk The Fund invests a significant portion of its assets in securities of issuers in the financial services sector in order to track the Underlying Index’s allocation to that sector. The financial services sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets in 2007 and ensuing financial crisis in 2008 resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk An investment in the Shares may present secondary market trading risks, including the inability to sell your Shares in the event of a severe market disruption, or the inability to buy and sell Shares at a price that reflects the actual value of the Fund’s portfolio. Although it is expected that Shares will remain listed for trading on [ ] Exchange, Inc. (the “Exchange”), disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s net asset value (“NAV”) (calculated at the end of the day), or the intraday value of the Fund’s published basket of portfolio securities (i.e., the “intraday indicative value” or “IIV”). During such periods, you may be unable to sell your Shares or may incur significant losses if you sell your Shares. In addition, during such periods, such as a “flash crash,” different investment strategies or techniques, such as stop loss orders to sell your Shares, may not work as intended and may result in significant losses.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses, while the Underlying Index does not. Tracking error may also occur because of differences between the securities or other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in the timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index, or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions.

Calculation Methodology Risk The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index (or its Parent Index), including information that may be based on assumptions and estimates. Neither the Fund nor the investment adviser can offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

Operational Risk The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Shares, Shares may trade at a discount to NAV or IIV, and the Fund may possibly face delisting.

Portfolio Turnover Risk Because the Fund is rebalanced and reconstituted quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

There is no performance information presented for the Fund because the Fund has not commenced operations as of the date of this Prospectus.

Management

Investment Adviser

[TBD]

Portfolio Managers

[TBD]

Purchase and Sale of Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of [50,000] Shares. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares will trade at market prices rather than at NAV or IIV. As such, Shares may trade at a price greater than NAV or IIV (premium) or less than NAV or IIV (discount).

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), OppenheimerFunds Distributor, Inc. may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Oppenheimer [ ] Dynamic Factor ETF

Investment Objective

Oppenheimer [ ] Dynamic Factor ETF seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the [ ] OFI Dynamic Factor Index (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[__%]
Distribution and/or Service (12b-1) Fees	[__%]
Other Expenses*	[__%]
Total Annual Fund Operating Expenses	[__%]

*“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[$__]	[$__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks results that correspond generally, before fees and expenses, to the performance of the [ ] OFI Dynamic Factor Index (the “Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies included in the Underlying Index. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by affiliates of the investment adviser.

The Underlying Index is constructed by selecting equity securities from the [ ] Index (the “Parent Index”), which measures the performance of 2,000 small-capitalization companies in the United States, typically based on their relative exposure to five investment style factors:

Value. The value score is calculated based on a company’s valuation ratios (e.g., cash-flow yield, earnings yield and country relative sales to price). The value factor intends to capture excess returns from stocks that have low prices relative to their fundamental value.

Momentum. The momentum score is calculated based on each company’s cumulative 11 month return. The momentum factor intends to capture excess returns from stocks with stronger past performance. “Momentum” style investing emphasizes investing in securities that have had higher recent price performance compared to other securities.

Quality. The quality score is calculated from a company’s leverage and profitability (e.g., return on assets, asset turnover and accruals). The quality factor reflects excess returns for stocks that are characterized by low debt, stable earnings growth, and other “quality” metrics.

Low Volatility. The low volatility score is calculated based on the standard deviation of 5 years of weekly total returns in local currency in local currency. The low volatility factor reflects excess returns for stocks with lower than average volatility, beta, and/or idiosyncratic risk. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations (increases or decreases in a stock’s price) over time. Beta is a measure of a stock’s risk relative to the market. Idiosyncratic risk is risk that is specific to a stock and distinct from market risk.

Size. The size score is calculated based on the full market capitalization of a company.

The relative weight of each factor will vary with different economic cycles: expansion, slowdown, contraction and recovery, as determined by OppenheimerFunds, Inc., an affiliate of the investment adviser. As a result, the Underlying Index thus generally contains a subset of the securities in the Parent Index. The Underlying Index is rebalanced and reconstituted monthly. The Underlying Index is subject to certain asset diversification requirements. The Underlying Index is sponsored by [ ] (the “Index Provider”), which is unaffiliated with the Fund and the investment adviser. The Index Provider publishes information regarding the market value of the Underlying Index.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. Under certain circumstances, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not try to outperform the index it tracks [and does not seek temporary defensive positions when markets decline or appear overvalued].

The Fund will typically concentrate its investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it will invest more than 25% of its total assets in that industry or group of industries.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Value Securities Risk Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The rules-based methodology may be unsuccessful in creating an index that emphasizes undervalued securities.

Momentum Securities Risk Securities that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.

Quality Stocks Risk Securities included in the Underlying Index are deemed to be quality stocks pursuant to the Underlying Index’s methodology, but there is no guarantee that the past performance of these stocks will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

Volatility Risk Although the Underlying Index was created to seek lower volatility than the Parent Index, there is no guarantee that these strategies will be successful. Replicating the Underlying Index may be unsuccessful in minimizing Fund volatility, and there is a risk that the Fund may experience more than minimum volatility. Securities in the Fund’s portfolio may be subject to price volatility and the prices may not be any less volatile than the Parent Index, and could be more volatile.

Index Construction Risk A stock included in the Underlying Index may not exhibit the factor trait or provide specific factor exposure for which it was selected, and consequently, the Fund’s holdings may not exhibit returns consistent with that factor trait.

Investment Approach Risk The Underlying Index, and thus the Fund, seeks to provide exposure to investments based on the following factors: value, momentum, quality, low volatility and size, and to weight such factors based on changes in the economic cycle. There can be no assurance that doing so will enhance the Fund’s performance over time. It is expected that targeting exposure to such investment factors will detract from performance in some market environments, perhaps for extended periods. In such circumstances, while the weights allocated to particular targeted investment factors may be adjusted based on the changes in the current economic cycle, the investment adviser will not adjust a Fund’s investment process to target different factors.

Concentration Risk The Fund will typically concentrate in industries or groups of industries to approximately the same extent as its Underlying Index. The Fund may be adversely affected by the performance of the securities in a particular industry or group of industries and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry or group of industries.

Financial Services Sector Risk The Fund invests a significant portion of its assets in securities of issuers in the financial services sector in order to track the Underlying Index’s allocation to that sector. The financial services sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets in 2007 and ensuing financial crisis in 2008 resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.

Industrials Sector Risk The Fund invests a significant portion of its assets in securities issued by companies in the industrials sector in order to track the Underlying Index’s allocation to that sector. The industrials sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Because as currently constituted the industrials sector represents a significant portion of the Underlying Index, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Small Capitalization Stock Risk Investing in securities of small capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Increased Volatility Risk Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares), which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk An investment in the Shares may present secondary market trading risks, including the inability to sell your Shares in the event of a severe market disruption, or the inability to buy and sell Shares at a price that reflects the actual value of the Fund’s portfolio. Although it is expected that Shares will remain listed for trading on [ ] Exchange, Inc. (the “Exchange”), disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s NAV (calculated at the end of the day), or the intraday value of the Fund’s published basket of portfolio securities (i.e., the “intraday indicative value” or “IIV”). During such periods, you may be unable to sell your Shares or may incur significant losses if you sell your Shares. In addition, during such periods, such as a “flash crash,” different investment strategies or techniques, such as stop loss orders to sell your Shares, may not work as intended and may result in significant losses.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses, while the Underlying Index does not. Tracking error may also occur because of differences between the securities or other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in the timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index, or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions.

Calculation Methodology Risk The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index (or its Parent Index), including information that may be based on assumptions and estimates. Neither the Fund nor the investment adviser can offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

Operational Risk The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Shares, Shares may trade at a discount to NAV or IIV, and the Fund may possibly face delisting.

Portfolio Turnover Risk Because the Fund is rebalanced and reconstituted quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

There is no performance information presented for the Fund because the Fund has not commenced operations as of the date of this Prospectus.

Management

Investment Adviser

[ ]

Portfolio Managers

[TBD]

Purchase and Sale of Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of [50,000] Shares. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares will trade at market prices rather than at NAV or IIV. As such, Shares may trade at a price greater than NAV or IIV (premium) or less than NAV or IIV (discount).

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), OppenheimerFunds Distributor, Inc. may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Oppenheimer International Dynamic Factor ETF

Investment Objective

Oppenheimer International Dynamic Factor ETF seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the [ ] OFI Dynamic Factor Index (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[__%]
Distribution and/or Service (12b-1) Fees	[__%]
Other Expenses*	[__%]
Total Annual Fund Operating Expenses	[__%]

*“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[$__]	[$__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks results that correspond generally, before fees and expenses, to the performance of the [ ] OFI Dynamic Factor Index (the “Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies included in the Underlying Index. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by affiliates of the investment adviser.

The Underlying Index is constructed by selecting equity securities from the [ ] Index (the “Parent Index”), which measures the performance of large- and medium-capitalization companies in developed market countries excluding the United States, typically based on their relative exposure to five investment style factors:

Value. The value score is calculated based on a company’s valuation ratios (e.g., cash-flow yield, earnings yield and country relative sales to price). The value factor reflects excess returns for stocks that have low prices relative to their fundamental value.

Momentum. The momentum score is calculated based on each company’s cumulative 11 month return. The momentum factor reflects excess returns for stocks with stronger past performance. “Momentum” style investing emphasizes investing in securities that have had higher recent price performance compared to other securities.

Quality. The quality score is calculated from a company’s leverage and profitability (e.g., return on assets, asset turnover and accruals). The quality factor intends to capture excess returns from stocks that are characterized by low debt, stable earnings growth, and other “quality” metrics.

Low Volatility. The low volatility score is calculated based on the standard deviation of 5 years of weekly total returns in local currency. The low volatility factor reflects excess returns for stocks with lower than average volatility, beta, and/or idiosyncratic risk. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations (increases or decreases in a stock’s price) over time. Beta is a measure of a stock’s risk relative to the market. Idiosyncratic risk is risk that is specific to a stock and distinct from market risk.

Size. The size score is calculated based on the full market capitalization of a company.

The relative weight of each factor will vary with different economic cycles: expansion, slowdown, contraction and recovery, as determined by OppenheimerFunds, Inc., an affiliate of the investment adviser. As a result, the Underlying Index thus generally contains a subset of the securities in the Parent Index. The Underlying Index is rebalanced and reconstituted monthly. The Underlying Index is subject to certain asset diversification requirements. The Underlying Index is sponsored by [ ] (the “Index Provider”), which is unaffiliated with the Fund and the investment adviser. The Index Provider publishes information regarding the market value of the Underlying Index.

Since the Underlying Index will be constructed based on securities in the Parent Index, it will primarily consist of securities from developed markets around the world, excluding the United States. It may include securities of foreign companies other than securities from developed markets around the world, including European companies, and companies of any market capitalization, including small and medium capitalization companies. With respect to securities of foreign companies, the Fund may achieve its exposure either directly or through depositary receipts. The Parent Index includes stocks from Europe, Australasia and the Far East.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. Under certain circumstances, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will typically concentrate its investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it will invest more than 25% of its total assets in that industry or group of industries.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Value Securities Risk Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The rules-based methodology may be unsuccessful in creating an index that emphasizes undervalued securities.

Momentum Securities Risk Securities that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.

Quality Securities Risk Securities included in the Underlying Index are deemed to be quality securities pursuant to the Underlying Index’s methodology, but there is no guarantee that the past performance of these securities will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

Volatility Risk Although the Underlying Index was created to seek lower volatility than the Parent Index, there is no guarantee that these strategies will be successful. Replicating the Underlying Index may be unsuccessful in minimizing Fund volatility, and there is a risk that the Fund may experience more than minimum volatility. Securities in the Fund’s portfolio may be subject to price volatility and the prices may not be any less volatile than the Parent Index, and could be more volatile.

Index Construction Risk A stock included in the Underlying Index may not exhibit the factor trait or provide specific factor exposure for which it was selected, and consequently, the Fund’s holdings may not exhibit returns consistent with that factor trait.

Investment Approach Risk The Underlying Index, and thus the Fund, seeks to provide exposure to investments based on the following factors: value, momentum, quality, low volatility and size, and to weight such factors based on changes in the economic cycle. There can be no assurance that doing so will enhance the Fund’s performance over time. It is expected that targeting exposure to such investment factors will detract from performance in some market environments, perhaps for extended periods. In such circumstances, while the weights allocated to particular targeted investment factors may be adjusted based on the changes in the current economic cycle, the investment adviser will not adjust a Fund’s investment process to target different factors.

Concentration Risk The Fund will typically concentrate in industries or groups of industries to approximately the same extent as its Underlying Index. The Fund may be adversely affected by the performance of the securities in a particular industry or group of industries and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry or group of industries.

Industrials Sector Risk The Fund invests a significant portion of its assets in securities issued by companies in the industrials sector in order to track the Underlying Index’s allocation to that sector. The industrials sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Because as currently constituted the industrials sector represents a significant portion of the Underlying Index, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Financial Services Sector Risk The Fund invests a significant portion of its assets in securities of issuers in the financial services sector in order to track the Underlying Index’s allocation to that sector. The financial services sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets in 2007 and ensuing financial crisis in 2008 resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.

Foreign Securities Risk Investments in the securities of foreign companies may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, government debt burdens, or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities. Certain of the risks associated with foreign investments are heightened for investments in emerging market countries.

Foreign Market Risk Because foreign securities in the Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of those securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares. Conversely, Shares of the Fund may trade on U.S. exchanges at times when foreign exchanges are not open for trading. This, in either case, could lead to a difference between the U.S. market value of the Shares and the underlying value of the Fund’s portfolio.

Foreign Currency Risk Changes in foreign currency exchange rates affect the value of investments denominated in a foreign currency, and therefore, the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Depositary Receipt Risk Changes in foreign currency exchange rates affect the value of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and Global Shares and, therefore, the value of the Fund’s portfolio. ADRs, GDRs and EDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. and are represented by the same share certificate in both the U.S. and the home market. In addition, although the ADRs, GDRs, EDRs and Global Shares in which the Fund invests may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor particular ADRs, GDRs or EDRs. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.

Eurozone Investment Risk The Fund’s investments in the Eurozone may be subject to a greater risk than investments in other geographic regions. The global economic crisis that began in 2008 has caused severe financial difficulties for many European Union (“EU”) countries, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to depend on, the assistance from others, such as the European Central Bank, the International Monetary Fund, or other governments and institutions, to address those issues. By adopting the euro as its currency, members of the European Monetary Union (“EMU”) are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member countries could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the EMU. The effects of such outcomes on the rest of the Eurozone and the global markets as a whole are unpredictable, but are likely to be negative, and may adversely impact market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and result in more volatile and illiquid markets.

Geographic Focus Risk To the extent the Fund focuses on companies in a specific country or region, the Fund is subject to greater risks of adverse developments in that country or region and/or the surrounding countries or regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of securities values held by the Fund.

Increased Volatility Risk Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares), which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

Medium Capitalization Stock Risk Medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares) may have an unproven or narrow technological base and limited product lines, distribution channels, markets and financial resources. Medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. Securities of medium capitalization companies may also be more sensitive to changes in the economy, such as changes in the level of interest rates. As a result, the securities of medium capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk An investment in the Shares may present secondary market trading risks, including the inability to sell your Shares in the event of a severe market disruption, or the inability to buy and sell Shares at a price that reflects the actual value of the Fund’s portfolio. Although it is expected that Shares will remain listed for trading on the [ ] Exchange, Inc. (the “Exchange”), disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s NAV (calculated at the end of the day), or the intraday value of the Fund’s published basket of portfolio securities (i.e., the “intraday indicative value” or “IIV”). During such periods, you may be unable to sell your Shares or may incur significant losses if you sell your Shares. In addition, during such periods, such as a “flash crash,” different investment strategies or techniques, such as stop loss orders to sell your Shares, may not work as intended and may result in significant losses.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses, while the Underlying Index does not. Tracking error may also occur because of differences between the securities or other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in the timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index, or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions.

Calculation Methodology Risk The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index (or its Parent Index), including information that may be based on assumptions and estimates. Neither the Fund nor the investment adviser can offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

Operational Risk The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Shares, Shares may trade at a discount to NAV or IIV, and the Fund may possibly face delisting.

Portfolio Turnover Risk Because the Fund is rebalanced and reconstituted quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

There is no performance information presented for the Fund because the Fund has not commenced operations as of the date of this Prospectus.

Management

Investment Adviser

[ ]

Portfolio Managers

[TBD]

Purchase and Sale of Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of [100,000] Shares. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares will trade at market prices rather than at NAV or IIV. As such, Shares may trade at a price greater than NAV or IIV (premium) or less than NAV or IIV (discount).

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), OppenheimerFunds Distributor, Inc. may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Oppenheimer Emerging Markets Dynamic Factor ETF

Investment Objective

Oppenheimer Emerging Markets Dynamic Factor ETF seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the [ ] OFI Dynamic Factor Index (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[__%]
Distribution and/or Service (12b-1) Fees	[__%]
Other Expenses*	[__%]
Total Annual Fund Operating Expenses	[__%]

*“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
[$__]	[$__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks results that correspond generally, before fees and expenses, to the performance of the [ ] OFI Dynamic Factor Index (the “Underlying Index”). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies included in the Underlying Index. In addition, under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of issuers that are economically tied to an emerging market country. For purposes of this 80% investment policy, the Fund considers an “emerging market country” to be one that is included in the Parent Index. The Fund may invest up to 20% of its assets in other securities and cash and cash equivalents, including shares of money market funds advised by affiliates of the investment adviser, as well as in securities not included in the Underlying Index.

The Underlying Index is constructed by selecting equity securities from the [ ] Index (the “Parent Index”), which measures the performance of large-, medium-, and small-capitalization companies in emerging market countries throughout the world, based on their relative exposure to five investment style factors:

Value. The value score is calculated based on a company’s valuation ratios (e.g., cash-flow yield, earnings yield and country relative sales to price). The value factor reflects excess returns for stocks that have low prices relative to their fundamental value.

Momentum. The momentum score is calculated based on each company’s cumulative 11 month return. The momentum factor reflects excess returns for stocks with stronger past performance. “Momentum” style investing emphasizes investing in securities that have had higher recent price performance compared to other securities.

Quality. The quality score is calculated from a company’s leverage and profitability (e.g., return on assets, asset turnover and accruals). The quality factor intends to capture excess returns from stocks that are characterized by low debt, stable earnings growth, and other “quality” metrics.

Low Volatility. The low volatility score is calculated based on the standard deviation of 5 years of weekly total returns in local currency. The low volatility factor reflects excess returns for stocks with lower than average volatility, beta, and/or idiosyncratic risk. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations (increases or decreases in a stock’s price) over time. Beta is a measure of a stock’s risk relative to the market. Idiosyncratic risk is risk that is specific to a stock and distinct from market risk.

Size. The size score is calculated based on the full market capitalization of a company.

The relative weight of each factor will vary with different economic cycles: expansion, slowdown, contraction and recovery, as determined by OppenheimerFunds, Inc., an affiliate of the investment adviser. As a result, the Underlying Index thus generally contains a subset of the securities in the Parent Index. The Underlying Index is rebalanced and reconstituted monthly. The Underlying Index is subject to certain asset diversification requirements. The Underlying Index is sponsored by [ ] (the “Index Provider”), which is unaffiliated with the Fund and the investment adviser. The Index Provider publishes information regarding the market value of the Underlying Index.

Since the Underlying Index will be constructed based on securities in the Parent Index, it will primarily consist of securities of emerging market companies. It may include securities of European companies, and companies of any market capitalization, including medium capitalization companies. With respect to securities of foreign companies, the Fund may achieve its exposure either directly or through depositary receipts.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. Under certain circumstances, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will typically concentrate its investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it will invest more than 25% of its total assets in that industry or group of industries.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Value Securities Risk Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The rules-based methodology may be unsuccessful in creating an index that emphasizes undervalued securities.

Momentum Securities Risk Securities that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.

Quality Securities Risk Securities included in the Underlying Index are deemed to be quality securities pursuant to the Underlying Index’s methodology, but there is no guarantee that the past performance of these securities will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

Volatility Risk Although the Underlying Index was created to seek lower volatility than the Parent Index, there is no guarantee that these strategies will be successful. Replicating the Underlying Index may be unsuccessful in minimizing Fund volatility, and there is a risk that the Fund may experience more than minimum volatility. Securities in the Fund’s portfolio may be subject to price volatility and the prices may not be any less volatile than the Parent Index, and could be more volatile.

Index Construction Risk A stock included in the Underlying Index may not exhibit the factor trait or provide specific factor exposure for which it was selected, and consequently, the Fund’s holdings may not exhibit returns consistent with that factor trait.

Investment Approach Risk The Underlying Index, and thus the Fund, seeks to provide exposure to investments based on the following factors: value, momentum, quality, low volatility and size, and to weight such factors based on changes in the economic cycle. There can be no assurance that doing so will enhance the Fund’s performance over time. It is expected that targeting exposure to such investment factors will detract from performance in some market environments, perhaps for extended periods. In such circumstances, while the weights allocated to particular targeted investment factors may be adjusted based on the changes in the current economic cyle, the investment adviser will not adjust a Fund’s investment process to target different factors.

Concentration Risk The Fund will typically concentrate in industries or groups of industries to approximately the same extent as its Underlying Index. The Fund may be adversely affected by the performance of the securities in a particular industry or group of industries and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry or group of industries.

Financial Services Sector Risk The Fund invests a significant portion of its assets in securities of issuers in the financial services sector in order to track the Underlying Index’s allocation to that sector. The financial services sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets in 2007 and ensuing financial crisis in 2008 resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.

Industrials Sector Risk The Fund invests a significant portion of its assets in securities issued by companies in the industrials sector in order to track the Underlying Index’s allocation to that sector. The industrials sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Because as currently constituted the industrials sector represents a significant portion of the Underlying Index, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Foreign Securities Risk Investments in the securities of foreign companies may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, government debt burdens, or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities. Certain of the risks associated with foreign investments are heightened for investments in emerging market countries.

Foreign Market Risk Because foreign securities in the Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of those securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares. Conversely, Shares of the Fund may trade on U.S. exchanges at times when foreign exchanges are not open for trading. This, in either case, could lead to a difference between the U.S. market value of the Shares and the underlying value of the Fund’s portfolio.

Foreign Currency Risk Changes in foreign currency exchange rates affect the value of investments denominated in a foreign currency, and therefore, the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Depositary Receipt Risk Changes in foreign currency exchange rates affect the value of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and Global Shares and, therefore, the value of the Fund’s portfolio. ADRs, GDRs and EDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. and are represented by the same share certificate in both the U.S. and the home market. In addition, although the ADRs, GDRs, EDRs and Global Shares in which the Fund invests may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor particular ADRs, GDRs or EDRs. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.

Emerging Markets Risk The Fund’s investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. Emerging markets may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities.

Eurozone Investment Risk The Fund’s investments in the Eurozone may be subject to a greater risk than investments in other geographic regions. The global economic crisis that began in 2008 has caused severe financial difficulties for many European Union (“EU”) countries, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to depend on, the assistance from others, such as the European Central Bank, the International Monetary Fund, or other governments and institutions, to address those issues. By adopting the euro as its currency, members of the European Monetary Union (“EMU”) are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member countries could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the EMU. The effects of such outcomes on the rest of the Eurozone and the global markets as a whole are unpredictable, but are likely to be negative, and may adversely impact market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and result in more volatile and illiquid markets.

Geographic Focus Risk To the extent the Fund focuses on companies in a specific country or region, the Fund is subject to greater risks of adverse developments in that country or region and/or the surrounding countries or regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of securities values held by the Fund.

Increased Volatility Risk Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares), which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

Medium Capitalization Stock Risk Medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares) may have an unproven or narrow technological base and limited product lines, distribution channels, markets and financial resources. Medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. Securities of medium capitalization companies may also be more sensitive to changes in the economy, such as changes in the level of interest rates. As a result, the securities of medium capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk An investment in the Shares may present secondary market trading risks, including the inability to sell your Shares in the event of a severe market disruption, or the inability to buy and sell Shares at a price that reflects the actual value of the Fund’s portfolio. Although it is expected that Shares will remain listed for trading on the [ ] Exchange, Inc. (the “Exchange”), disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s NAV (calculated at the end of the day), or the intraday value of the Fund’s published basket of portfolio securities (i.e., the “intraday indicative value” or “IIV”). During such periods, you may be unable to sell your Shares or may incur significant losses if you sell your Shares. In addition, during such periods, such as a “flash crash,” different investment strategies or techniques, such as stop loss orders to sell your Shares, may not work as intended and may result in significant losses.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses, while the Underlying Index does not. Tracking error may also occur because of differences between the securities or other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in the timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index, or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions.

Calculation Methodology Risk The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index (or its Parent Index), including information that may be based on assumptions and estimates. Neither the Fund nor the investment adviser can offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

Operational Risk The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Shares, Shares may trade at a discount to NAV or IIV, and the Fund may possibly face delisting.

Portfolio Turnover Risk Because the Fund is rebalanced and reconstituted quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

There is no performance information presented for the Fund because the Fund has not commenced operations as of the date of this Prospectus.

Management

Investment Adviser

[ ]

Portfolio Managers

[TBD]

Purchase and Sale of Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of [100,000] Shares. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares will trade at market prices rather than at NAV or IIV. As such, Shares may trade at a price greater than NAV or IIV (premium) or less than NAV or IIV (discount).

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), OppenheimerFunds Distributor, Inc. may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Objective, Principal Investment Strategies,
Related Risks, and Disclosure of Portfolio Holdings

This section contains greater detail on the principal investment strategies of Oppenheimer [ ] Dynamic Factor ETF, Oppenheimer [ ] Dynamic Factor ETF, Oppenheimer International Dynamic Factor ETF and Oppenheimer Emerging Markets Dynamic Factor ETF (each, a “Fund,” and together, the “Funds”) and the related risks that you would face as a shareholder of the Funds and also information about how to find out more about the Funds’ portfolio holdings disclosure policy. Each Fund is an exchange-traded fund (“ETF”).

Investment Objective

Each Fund’s investment objective is to seek to provide investment results that correspond generally, before fees and expenses, to the performance of the Fund’s corresponding Underlying Index. Each Fund’s investment objective may be changed without shareholder approval (although a Fund will provide advance notice to shareholders at least 60 days before any such change takes effect). There can be no guarantee that a Fund will achieve its investment objective.

Principal Investment Strategies

Each Fund’s Underlying Index is constructed using a rules-driven methodology, which re-weights the constituent securities of the Fund’s Parent Index to seek to increase the Underlying Index’s exposure, relative to the Parent Index, to companies demonstrating the following factors: value, momentum, quality, low volatility, and size. These factors are then given varying weights based on whether the current economic cycle, as determined by OppenheimerFunds, Inc., an affiliate of the investment adviser, is one of expansion, slowdown, contraction, or recovery. The resulting Underlying Index generally contains a subset of the securities in the Fund’s Parent Index. Each Underlying Index is subject to certain asset diversification requirements and a maximum 5% per company weighting.

Most traditional securities indexes and index funds determine the proportion, or “weighting,” of each constituent security based on each security’s market capitalization (that is, its stock price multiplied by the number of outstanding shares). This means that the securities of companies with larger market capitalizations will generally be more heavily weighted in the index. By re-weighting traditional capitalization-weighted securities indexes according to the factors and economic cycles described above, it may be possible for a Fund’s Underlying Index to outperform the corresponding Parent Index over time. For more information regarding the weighting methodology, see the section entitled “The Underlying Indexes” in this Prospectus.

From time to time, a Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of its Underlying Index. The Funds will reconstitute (i.e., replace old companies that have been removed from the Underlying Index with new companies that have been added to the Underlying Index) their portfolio securities promptly following the monthly reconstitutions of their respective Underlying Indexes. The Funds will also rebalance (i.e., re-weight) their portfolio securities promptly following the monthly reconstitutions of their respective Underlying Indexes. The Funds do not seek temporary defensive positions when equity markets decline or appear to be overvalued. Outside of the monthly rebalancings or reconstitutions, each Fund’s portfolio (following its Underlying Index) typically will be reconstituted only when: (1) a security in the Underlying Index is altered due to corporate actions such as price adjustments, stock splits, or delisting from an exchange; or (2) when securities are deleted from the Underlying Index.

Each Fund’s intention is to replicate the constituent securities of its Underlying Index as closely as possible. However, the Funds may, in the investment adviser’s discretion, remain invested in securities that were deleted from a Fund’s Underlying Index until the investment adviser next rebalances or reconstitutes the Fund in connection with the monthly rebalancings or reconstitutions of the Underlying Indexes. A Fund may use a representative sampling strategy when (1) practical difficulties or substantial costs would be involved in compiling all of the securities in a Fund’s Underlying Index, (2) the constituent securities are too numerous to efficiently purchase or sell, or (3) a component security becomes temporarily unavailable or relatively illiquid.

The Funds may engage in securities lending.

Strategies Specific to Each Fund

Oppenheimer [ ] Dynamic Factor ETF
Exchange Trading Symbol: [____]	Cusip Number: [____]

The [ ] Index, Oppenheimer [ ] Dynamic Factor ETF’s Parent Index, is a comprehensive, rules-based index designed to measure the performance of large-capitalization stocks in the U.S. As of [ ], 2017, the largest market capitalization of a company in the [ ] Index was approximately $[] billion and the smallest market capitalization was approximately $[] million. The average market capitalization of companies in the [ ] Index on this date was approximately $[ ] billion, and the median market capitalization was approximately $[] billion.

The [ ] OFI Dynamic Factor Index, the Fund’s Underlying Index, is constructed by re-weighting the constituents of the Fund’s Parent Index to seek to increase the Underlying Index’s exposure, relative to the Parent Index, to companies demonstrating the following factors: value, momentum, quality, low volatility, and size. These factors are then given varying weights based on whether the current economic cycle, as determined by OppenheimerFunds, Inc., an affiliate of the investment adviser, is one of expansion, slowdown, contraction, or recovery.

The Fund will provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in securities of issuers included in the Underlying Index.

The Fund will typically concentrate its investments in a particular industry or group of industries, to approximately the same extent that its Underlying Index is concentrated, meaning that it will invest more than 25% of its total assets in that industry or group of industries.

Oppenheimer [ ] Dynamic Factor ETF
Exchange Trading Symbol: [____]	Cusip Number: [____]

The [ ] Index, Oppenheimer [ ] Dynamic Factor ETF’s Parent Index, is a comprehensive, rules-based index designed to measure the performance of small-capitalization stocks in the U.S. As of [ ], 2017, the largest market capitalization of a company in the [ ] Index was approximately $[] billion and the smallest market capitalization was approximately $[] million. The average market capitalization of companies in the [ ] Index on this date was approximately $[ ] billion, and the median market capitalization was approximately $[] billion.

The [ ] OFI Dynamic Factor Index, the Fund’s Underlying Index, is constructed by re-weighting the constituents of the Fund’s Parent Index to seek to increase the Underlying Index’s exposure, relative to the Parent Index, to companies demonstrating the following factors: value, momentum, quality, low volatility, and size. These factors are then given varying weights based on whether the current economic cycle, as determined by OppenheimerFunds, Inc., an affiliate of the investment adviser, is one of expansion, slowdown, contraction, or recovery.

The Fund will provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in securities of issuers included in the Underlying Index.

The Fund will typically concentrate its investments in a particular industry or group of industries, to approximately the same extent that its Underlying Index is concentrated, meaning that it will invest more than 25% of its total assets in that industry or group of industries.

Oppenheimer International Dynamic Factor ETF
Exchange Trading Symbol: [____]	Cusip Number: [____]

The [ ] Developed ex US Index, Oppenheimer International Dynamic Factor ETF’s Parent Index, is a comprehensive, rules-based index designed to measure the performance of large- and medium-capitalization companies from around the world, excluding the United States. As of [ , 2017, the largest market capitalization of a company in the [ ] Developed ex US Index was approximately $[] billion and the smallest market capitalization was approximately $[] million. The average market capitalization of companies in the [ ] Developed ex US Index on this date was approximately $[ ] billion, and the median market capitalization was approximately $[] billion.

The [ ] Developed ex US OFI Dynamic Factor Index, the Fund’s Underlying Index, is constructed by re-weighting the constituents of the Fund’s Parent Index to seek to increase the Underlying Index’s exposure, relative to the Parent Index, to companies demonstrating the following factors: value, momentum, quality, low volatility, and size. These factors are then given varying weights based on whether the current economic cycle, as determined by OppenheimerFunds, Inc., an affiliate of the investment adviser, is one of expansion, slowdown, contraction, or recovery.

The Fund will provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in securities of issuers included in the Underlying Index.

The Fund will typically concentrate its investments in a particular industry or group of industries, to approximately the same extent that its Underlying Index is concentrated, meaning that it will invest more than 25% of its total assets in that industry or group of industries.

Foreign Securities The Fund may hold the securities of foreign companies in the form of ADRs, Global Shares or ordinary shares. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs are designed for use in the U.S. securities markets. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. and are represented by the same share certificate in both the U.S. and the home market. Global Shares may also be eligible to list on exchanges in the United States and in the home country. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar.

Common shares traded on foreign exchanges and the underlying securities of the ADRs, GDRs and EDRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Global Shares may trade in their home market in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the common shares, ADR, GDR, EDR or Global Share and, therefore, the value of the Fund’s portfolio.

Oppenheimer Emerging Markets Dynamic Factor ETF
Exchange Trading Symbol: [____]	Cusip Number: [____]

The [ ] Index, Oppenheimer Emerging Markets Dynamic Factor ETF’s Parent Index, is a comprehensive, rules-based index designed to measure the performance of large- and medium-capitalization companies in emerging markets. As of [ ], 2017, the largest market capitalization of a company in the [ ] Index was approximately $[] billion and the smallest market capitalization was approximately $[] million. The average market capitalization of companies in the [ ] Index on this date was approximately $[ ] billion, and the median market capitalization was approximately $[] billion.

The [ ] Emerging OFI Dynamic Factor Index, the Fund’s Underlying Index, is constructed by re-weighting the constituents of the Fund’s Parent Index to seek to increase the Underlying Index’s exposure, relative to the Parent Index, to companies demonstrating the following factors: value, momentum, quality, low volatility, and size. These factors are then given varying weights based on whether the current economic cycle, as determined by OppenheimerFunds, Inc., an affiliate of the investment adviser, is one of expansion, slowdown, contraction, or recovery.

The Fund will provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in securities of issuers included in the Underlying Index. The Fund will also provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in securities that are economically tied to an emerging market country.

The Fund will typically concentrate its investments in a particular industry or group of industries, to approximately the same extent that its Underlying Index is concentrated, meaning that it will invest more than 25% of its total assets in that industry or group of industries.

Foreign Securities The Fund may hold the securities of foreign companies in the form of ADRs, Global Shares or ordinary shares. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs are designed for use in the U.S. securities markets. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. and are represented by the same share certificate in both the U.S. and the home market. Global Shares may also be eligible to list on exchanges in the United States and in the home country. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar.

Common shares traded on foreign exchanges and the underlying securities of the ADRs, GDRs and EDRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Global Shares may trade in their home market in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the common shares, ADR, GDR, EDR or Global Share and, therefore, the value of the Fund’s portfolio.

Principal Risk Factors

Investing in any ETF, including the Funds, involves risk, including the risk that you may lose part or all of the money you invest. Each Fund is subject to the principal risks described below, unless indicated otherwise. Some or all of these risks may adversely affect a Fund’s NAV, trading price, total return and/or a Fund’s ability to meet its objective.

Value Securities Risk

“Value” style investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market. Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The rules-based methodology of a Fund’s Underlying Index may be unsuccessful in creating an index that emphasizes undervalued securities.

Momentum Securities Risk

“Momentum” style investing emphasizes investing in securities that have had higher recent price performance compared to other securities. This style of investing is subject to the risk that these securities may be more volatile than a broad cross-section of securities or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market. Securities that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole. Momentum can turn quickly and cause significant variation from other types of investments.

Quality Securities Risk

Stocks included in an Underlying Index are deemed to be quality stocks based on a number of factors, including, among others, historical and expected high returns on equity, stable earnings growth and low debt-to-equity, but there is no guarantee that the past performance of these stocks will continue. The Index Providers (as described in “The Underlying Indexes” section below) may be unsuccessful in creating an index that reflects the quality of individual stocks. Companies that issue these stocks may not be able to sustain consistently high returns on equity, earnings and growth year after year and may need to borrow money or issue debt despite their prior history. Earnings, growth and other measures of a stock’s quality can be adversely affected by market, regulatory, political, environmental and other factors. The price of a stock also may be affected by factors other than those factors considered by the Index Providers. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

Volatility Risk

The value of the securities in a Fund’s portfolio may fluctuate, sometimes rapidly and unpredictably. The value of a security may fluctuate due to factors affecting markets generally or particular industries. Although each Underlying Index was created to seek lower volatility than its parent index, there is no guarantee that these strategies will be successful. An Underlying Index may be unsuccessful in creating an index that minimizes volatility, and there is a risk that a Fund may experience more than minimum volatility. Securities in a Fund’s portfolio may be subject to price volatility and the prices may not be any less volatile than the market as a whole, and could be more volatile.

Index Construction Risk

A stock included in the Underlying Index may not exhibit the factor trait or provide specific factor exposure for which it was selected, and consequently, the Fund’s holdings may not exhibit returns consistent with that factor trait.

Investment Approach Risk

Each Underlying Index, and thus each Fund, seeks to provide exposure to investments based on the following factors: value, momentum, quality, low volatility and size, and to weight such factors based on changes in the economic cycle. There can be no assurance that doing so will enhance a Fund’s performance over time. It is expected that targeting exposure to such investment factors will detract from performance in some market environments, perhaps for extended periods. In such circumstances, while the weights allocated to particular targeted investment factors may be adjusted based on the changes in the current economic cycle, the investment adviser will not adjust a Fund’s investment process to target different factors.

Concentration Risk

A Fund will typically concentrate in industries or groups of industries to approximately the same extent as its Underlying Index. A Fund may be adversely affected by the performance of the securities in a particular industry or group of industries and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry or group of industries.

Consumer Services Sector Risk (Oppenheimer [ ] Dynamic Factor ETF only)

The consumer services sector may be affected by changes in the domestic and international economy, exchange rates, competition, consumers’ disposable income and consumer preferences. Success depends heavily on disposable income and consumer spending. Also, companies in the consumer services sector may be subject to severe competition, which may have an adverse impact on their profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer services in the marketplace.

Financial Services Sector Risk

The financial services sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the deterioration of the credit markets in 2007 and ensuing financial crisis in 2008 resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.

Industrials Sector Risk

The industrials sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Because as currently constituted the industrials sector represents a significant portion of the Underlying Index, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates. The success of these companies is affected by supply and demand both for their specific product or service and for industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. In addition, the industrial sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Foreign Securities Risk (Oppenheimer International Dynamic Factor ETF and Oppenheimer Emerging Markets Dynamic Factor ETF only)

Investments in foreign securities are subject to the risks associated with investing in such foreign markets that may not be present in U.S. securities. For example, there may be less complete financial information publicly available for foreign issuers than for U.S. issuers. There may be more or less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the United States. Foreign domiciled companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S.-domiciled companies. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery or recovery of money or investments. With respect to certain countries, there is the possibility of government intervention, expropriation or nationalization of assets, and the default or threat of default by a country on its sovereign debt. Responses to the financial problems by governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Because foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. This, in either case, could lead to a difference between the U.S. market value of the Shares and the underlying value of the Fund’s portfolio. The price at which a Fund’s securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the securities are limited or absent or if bid/ask spreads are wide. These factors can make investments in the Fund potentially less liquid and more volatile than other types of investments. Certain of the risks associated with foreign investments are heightened for investments in emerging market countries.

Foreign Market Risk (Oppenheimer International Dynamic Factor ETF and Oppenheimer Emerging Markets Dynamic Factor ETF only)

Because foreign securities in the Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of those securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares. Conversely, Shares of the Fund may trade on U.S. exchanges at times when foreign exchanges are not open for trading. This, in either case, could lead to a difference between the U.S. market value of the Shares and the underlying value of the Fund’s portfolio.

Foreign Currency Risk (Oppenheimer International Dynamic Factor ETF and Oppenheimer Emerging Markets Dynamic Factor ETF only)

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. U.S. dollar investments in ADRs, Global Shares or ordinary shares of foreign companies traded on U.S. exchanges are indirectly subject to foreign currency risk to the extent that these companies derive a significant portion of their revenues from markets where transactions are denominated in foreign currencies.

Depositary Receipt Risk (Oppenheimer International Dynamic Factor ETF and Oppenheimer Emerging Markets Dynamic Factor ETF only)

To the extent that the exchange price of a depositary receipt differs from the local price of the underlying security used by an Underlying Index, a Fund may be prevented from fully achieving its investment objective of tracking the performance of the Underlying Index. In addition, although ADRs, GDRs, EDRs and Global Shares in which a Fund invests may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. If that happens, a Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued. The price at which a Fund’s securities may be sold and the value of the Fund’s Shares may be adversely affected if trading markets for ADRs, GDRs and EDRs are limited or absent or if bid/ask spreads are wide.

Emerging Markets Risk (Oppenheimer Emerging Markets Dynamic Factor ETF only)

The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Some of the additional significant risks include:

•	less social, political and economic stability;
•	a higher possibility of the devaluation of a country’s currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country if the United States, other nations or other governmental entities (including supranational entities) impose sanctions on issuers that limit or restrict foreign investment, the movement of assets or other economic activity in the country due to political, military or regional conflicts or due to terrorism or war;
•	smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility;
•	more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests;
•	greater risk of a market shutdown;
•	less transparent and established taxation policies;
•	less developed regulatory or legal structures governing private and foreign investment or allowing for judicial redress for injury to private property;
•	less uniformity in accounting and reporting requirements;
•	less familiarity with a capital market structure or market-oriented economy and more widespread corruption and fraud;
•	less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts;
•	less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.;
•	greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions;
•	higher rates of inflation and more rapid and extreme fluctuations in inflation rates;
•	greater sensitivity to interest rate changes;
•	increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls;
•	greater debt burdens relative to the size of the economy;
•	unreliable securities valuation;
•	more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and
•	less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.

Because of the above factors, Oppenheimer Emerging Markets Dynamic Factor ETF’s investments in emerging market countries may be subject to greater price volatility and illiquidity than investments in developed markets.

Eurozone Investment Risks (Oppenheimer International Dynamic Factor ETF and Oppenheimer Emerging Markets Dynamic Factor ETF only)

The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, collectively known as “member states.” One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).

The global economic crisis that began in 2008 has caused severe financial difficulties for many EU member states, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to depend on, the assistance from others such as the ECB, the International Monetary Fund (IMF), or other governments and institutions to address those issues. Failure by one or more EU member states to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn, which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member states could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the monetary union. The effects of such outcomes on the rest of the Eurozone and the global markets as a whole are unpredictable, but are likely to be negative, and may adversely impact market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and result in more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably. Additionally, Britain’s intended departure from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom (“UK”). Uncertainty relating to the withdrawal procedures and timeline may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation of UK banks. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of a Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional member states seek to leave the EU.

Geographic Focus Risk (Oppenheimer International Dynamic Factor ETF and Oppenheimer Emerging Markets Dynamic Factor ETF only)

To the extent a Fund focuses on companies in a specific country or region, the Fund is subject to greater risks of adverse developments in that country or region and/or the surrounding countries or regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which a Fund is not invested, may adversely affect the value of securities values held by the Fund.

Increased Volatility Risk (Oppenheimer [ ] Dynamic Factor ETF, Oppenheimer International Dynamic Factor ETF and Oppenheimer Emerging Markets Dynamic Factor ETF only)

Increased volatility risk is associated with increased volatility in the price of small and medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares). The announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease. To the extent that an index or benchmark’s methodology is rules-based and transparent, any price increase or decrease generally would be expected to be smaller than the increase or decrease resulting from a change to a non-transparent index or benchmark (because the transparency of the index or benchmark likely would provide the market with more notice of such change). Because it is impossible to predict when and how market participants will react to announced changes in the constituent securities of a Fund’s Parent Index (and its Underlying Index), the Funds cannot predict when and how these changes will impact the market price and NAV of a Fund.

Small Capitalization Stock Risk (Oppenheimer [ ] Dynamic Factor ETF only)

Investing in securities of small capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Medium Capitalization Stock Risk (Oppenheimer International Dynamic Factor ETF and Oppenheimer Emerging Markets Dynamic Factor ETF only)

Medium capitalization stock risk is associated with investments in medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares). The securities of companies with medium capitalizations may involve greater investment risks than securities of companies with large capitalizations. Securities of medium capitalization companies may pay no, or only small, dividends. Investments in equity securities issued by small and medium capitalization companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates.

Stock Market Risk

Stock market risk is the risk that broad movements in financial markets will adversely affect the price of a Fund’s investments, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments a Fund makes. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected.

Market Trading Risk

Absence of Active Market. The Fund faces numerous market trading risks, including that an active trading market for Shares may not develop or be maintained (including through a trading halt), losses from trading in secondary markets, periods of high volatility and disruptions to the creation/redemption process.

Secondary Market Trading Risk. In addition to the risks described above, note that Shares may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem Shares. At such times, Shares may trade in the secondary market with more significant premiums or discounts to the Fund’s NAV or IIV (see “Share Trading Prices” below for more information on the IIV) than might be experienced at times when the Fund accepts purchase and redemption orders.

Secondary market trading in Shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market. During such periods, you may be unable to sell your Shares. As with all other exchange traded securities, Shares may be sold short and may experience increased volatility and price decreases associated with such trading activity.

Stop Loss Order Risk. During periods of high market volatility, including events such as a “flash crash,” different investment strategies or techniques, such as stop loss orders to sell your Shares, may not work as intended and may result in significant losses. A stop loss order may cause a Share to be sold at the next prevailing market price once the “stop” level is reached, which during a period of high volatlity can be at a price that is substantially below NAV. By including a “limit” criteria with a brokerage order, you may be able to limit the size of the loss resulting from the execution of an ill-timed stop loss order, although no assurance can be given that inclusion of limit criteria will mitigate any such losses.

Shares of the Fund May Trade at Prices Other Than NAV/IIV. Shares of the Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates continuously throughout trading hours based on both market supply of and demand for Shares and changes in the value of the Fund’s portfolio holdings. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV and IIV during periods of market volatility.

However, because shares can be created and redeemed in Creation Units at NAV, large discounts or premiums to the NAV and IIV are not likely to be sustained over the long term. While the creation/redemption feature is designed to make it more likely that the Shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV or IIV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV or IIV.

Costs of Buying or Selling Shares. Buying or selling Shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread”; that is, the difference between what market makers or other participants that trade the particular security are willing to pay for Shares (the “bid” price) and the price at which they are willing to sell Shares (the “ask” price). There may also be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Shares, frequent trading may detract significantly from investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Non-Correlation Risk

A Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing or reconstituting the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. A Fund may not be fully invested at times, in which case holding cash balances may prevent it from replicating its Underlying Index. If a Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its Underlying Index, as would be the case if it purchased all of the stocks in its Underlying Index with the same weightings as its Underlying Index. If a Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its Underlying Index to the extent the Underlying Index reflects stale pricing.

Calculation Methodology Risk

Each Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index (or its Parent Index), including information that may be based on assumptions and estimates. Neither a Fund nor the investment adviser can offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

Operational Risk

The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk

Only an authorized participant may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of intermediaries that act as authorized participants, and none of the authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption order with respect to a Fund and no other authorized participant is able to step forward to create or redeem Shares may trade at a discount to NAV or IIV and possibly face delisting.

Portfolio Turnover Risk

Because the Funds are rebalanced and/or reconstituted quarterly, the Funds may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by a Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. A Fund may experience a higher rate of portfolio turnover to the extent active market trading of Shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. The greater the portfolio turnover, the greater the transaction costs to a Fund, which could have an adverse effect on a Fund’s total rate of return, and the more likely a Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Other Investment Strategies and Risks

Securities Lending Risk

Securities lending involves the risk that a Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all and the securities lending agent fails to fulfill its guarantee to the Fund against that risk. A Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund.

Derivatives Risk

Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and may increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.

In addition, under financial reform legislation currently being implemented, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are (or soon will be) required to be executed on a regulated market and/or cleared through a clearinghouse, which may result in increased margin requirements and costs for the Fund. It is unclear how these regulatory changes will affect counterparty risk, and entering into a derivative transaction that is cleared may entail further risks and costs, including the counterparty risk of the clearinghouse and the futures commission merchant through which the Fund accesses the clearinghouse.

Portfolio Holdings Information

Information about each Fund’s portfolio holdings is available at www.oppenheimerfunds.com/investors/funds/etf. A summarized description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).

Management of the Funds

The Investment Adviser

[ ], located at [ ], serves as the investment adviser to each Fund. As investment adviser, [ ] provides an investment program for each Fund. [ ] also provides discretionary separate account management services to institutional clients as well as investment consulting services. As of June __, 2017, [ ]had approximately $_____ billion in assets under discretionary management.

[ ]’s contractual management fee for the fiscal year ending [June 30, 2017], as a percentage of average net assets, is ___% for Oppenheimer [ ] Dynamic Factor ETF, ___% for Oppenheimer [ ] Dynamic Factor ETF, ___% for Oppenheimer International Dynamic Factor ETF and ___% for Oppenheimer Emerging Markets Dynamic Factor ETF.

OppenheimerFunds Distributor, Inc. (“OFDI” or “Distributor”) does not sell Shares directly to the retail public through the Exchange.

A discussion regarding the basis for the Board of Trustees’ initial approval of the investment advisory agreement between the Trust, on behalf of the Funds, and [ ]will be available in the Trust’s Annual Report to Shareholders for the period ended June 30, 2017.

The Portfolio Managers

[TBD]

The SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed, and ownership of Shares in the Funds.

The Underlying Indexes

The [ ] and [ ] OFI Dynamic Factor Indexes are calculated and maintained by [ ] (the “Index Provider” or “[ ]”) and [ ] (the “Index Provider” and collectively with [ ], the “Index Providers”). [ ] begins with securities listed in countries in the [ ] All-World Index. All constituents of the [ ] All-World Index, as defined by the [ ] Global Equity Index Series, are eligible for inclusion in a [ ] OFI Dynamic Factor Index. Each company and its securities (i.e., Share classes) are classified in only one country, which allows for a distinctive sorting of each company by its respective country. All constituents of the [ ] Index are eligible for the [ ] OFI Dynamic Factor Index. All constituents of the [ ] Index are eligible for the [ ] OFI Dynamic Factor Index.

The [ ] OFI Dynamic Factor Indexes are rebalanced monthly. The [ ] Global Factor Index Series, from which the [ ] and [ ] OFI Dynamic Indexes are derived, is a suite of benchmarks designed to represent the performance of specific factor characteristics. The [ ] Global Factor Index Series includes, but is not limited to, the following single factors: Value, Momentum, Quality, Low Volatility and Size. Single factor indexes seek increased exposure to stocks within a starting universe that possess specific factor characteristics (i.e., Momentum), thereby creating an index comprised of stocks demonstrating such factors. Similarly, multi-factor indexes, including the [ ] and [ ] OFI Dynamic Factor Indexes, seek increased exposure to stocks that possess multiple factors by selecting stocks from a starting universe that demonstrate each desired factor characteristic. Each OFI Dynamic Factor Index targets companies in their respective starting universe selected on the investment style factors of Value, Momentum, Quality, Low Volatility and Size. Stocks are selected for inclusion in an OFI Dynamic Factor Index according to the following proprietary multi-factor process:

1)	Select a starting universe. Every constituent security contained in the starting universe is eligible for inclusion.
2)	Generate a factor score for each stock in the chosen starting universe.* The respective factor scores consider the following criteria:
a.	Value. The value score is calculated based on a company’s valuation ratios (e.g., cash-flow yield, earnings yield and country relative sales to price).
b.	Momentum. The momentum score is calculated based on each company’s cumulative 11 month return.
c.	Quality. The quality score is calculated from a company’s leverage and profitability (e.g., return on assets, asset turnover and accruals).
d.	Low Volatility. The low volatility score is calculated based on the standard deviation of 5 years of weekly total returns in local currency.
e.	Size. The size score is calculated based on the full market capitalization of a company.

*The algorithm for each factor is available and described in greater detail on the Index Provider’s website.

3)	Stocks are selected for inclusion according to their factor scores relative to other stocks with respect to a particular factor, which results in the creation of a “broad” multifactor index.
4)	Country and industry constraints are applied, if necessary, for purposes of retaining the diversification and capacity benefits associated with the Parent Index.
5)	The final multi-factor index is formed by removing stocks that do not contribute to the factor objectives, subject to target exposure, index capacity and diversification limits.

The Trust’s website, www.oppenheimerfunds.com/investors/funds/etf, describes the basic concept of each Underlying Index. Each business day, the website publishes, free of charge (or provides a link to another website that publishes free of charge), each Fund’s per share NAV, closing price and midpoint of the bid/ask spread as of the NAV calculation time, all as of the prior business day.

Each trading day, the value of each Underlying Index will be updated intra-day on a real time basis as individual component securities change in price. These intra-day values will be disseminated every 15 seconds throughout the trading day by organizations authorized by the Index Providers. Once each trading day, these organizations will disseminate values for each Underlying Index, based on closing prices in the relevant exchange market.

In the unlikely event that an Underlying Index is discontinued or otherwise becomes permanently unavailable, a Fund may consider substituting a different index or taking such other action as the Board of Trustees deems advisable.

Disclaimer

[To be added by amendment]

Administrator, Custodian and Transfer Agent

[ ] located at [ ], is the administrator, custodian, transfer agent and securities lending agent for each Fund.

Distributor

OFDI is the principal underwriter and distributor of each Fund’s Shares. The Distributor will not distribute Shares in less than whole Creation Units, and it does not maintain a secondary market in the Shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc.

OFDI may make payments to broker-dealers and other financial intermediaries for services provided and expenses incurred in connection with the distribution, marketing and promotion of Shares, educational training programs, conferences, development of technology platforms and reporting systems, or making shares of the Funds available within platforms or to the sales force. These payments, which may be significant, will be made by OFDI, not from the assets of the Funds. Payments of the type described above are sometimes referred to as revenue-sharing or marketing payments. These payments may create conflicts of interest between the financial intermediary and its clients by incentivizing the financial intermediary to recommend the Funds. More information regarding these payments is contained in the Funds’ SAI.

Shareholder Information

Additional shareholder information is available free of charge by calling toll free: 1.800.CALL OPP (1-800.225.5677), or visiting the Funds’ website at www.oppenheimerfunds.com.

Buying and Selling Shares

Shares of the Funds will also be listed for trading in the secondary market on the Exchange, and most investors will buy and sell Shares of the Funds in secondary market transactions on the Exchange through brokers. Purchases and sales of Shares in quantities smaller than Creation Unit sizes may only be traded on the Exchange and may not be directly purchased from, or redeemed by, a Fund. Shares can be bought and sold on the Exchange throughout the trading day like other publicly traded shares. There is no minimum investment.

The Shares will be issued or redeemed by a Fund to Authorized Participants at NAV per share only in Creation Unit size. Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of [50,000 Shares with respect to Oppenheimer [ ] Dynamic Factor ETF and the Oppenheimer [ ] Dynamic Factor ETF, and [100,000] Shares with respect to Oppenheimer International Dynamic Factor ETF and Oppenheimer Emerging Markets Dynamic Factor ETF]. See also “Creations, Redemptions and Transaction Fees” below.

Share prices are reported in dollars and cents per Share. Although Shares are generally purchased and sold in “round lots” of 100 shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-share price differential. When buying or selling Shares through a broker in a secondary market exchange transaction, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. DTC serves as the securities depository for all Shares, and DTC or its nominee is the record owner of all outstanding Shares of the Funds. Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a record owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares of each Fund on the Exchange may differ from the Fund’s daily NAV and IIV and can be affected by market forces of supply and demand, economic conditions and other factors (see “Market Trading Risk” above).

The Exchange intends to disseminate the IIV, which is the “approximate value” of Shares of each Fund, every 15 seconds. The “approximate value” that is calculated by the Exchange will be based on the value of assets in the portfolio minus a budgeted liability amount and divided by the number of outstanding Shares. This “approximate value” is not related to the price that Shares are trading on the Exchange and is different from the NAV. The “approximate value” should not be viewed as a “real-time” update of the NAV per Share of the Fund because (i) the “approximate value” may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day, (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the “approximate value,” (iii) unlike the calculation of NAV, the “approximate value” does not take into account Fund expenses, and (iv) the “approximate value” is based on the published basket of portfolio securities and not on the Fund’s actual holdings. The “approximate value” calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the “approximate value” and the market price of a Fund’s Shares. The Funds, [ ], and their affiliates are not involved in, or responsible for, the calculation or dissemination of the “approximate value” and the Funds, [ ], and their affiliates do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Shares

The Funds impose no restrictions on the frequency of purchases and redemptions. In determining not to approve a written, established policy, the Board of Trustees evaluated the risks of market timing activities by the Funds’ shareholders. The Board considered that, unlike traditional mutual funds, each Fund generally issues and redeems its Shares at NAV per Share for a basket of securities intended to mirror the Fund’s portfolio, plus a small amount of cash, and the Fund’s Shares may be purchased and sold on the Exchange at prevailing market prices. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by the Funds’ shareholders and (b) it is likely that any attempts to market time a Fund by shareholders would result in no negative impact to the Fund or its shareholders.

Creations, Redemptions and Transaction Fees

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must enter into an Authorized Participant Agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Purchase

Each day, prior to the opening of trading, the Fund will designate through the National Securities Clearing Corporation (“NSCC”), the names and number of shares of each security to be included in that day’s basket of securities constituting a substantial replication, or a representation, of the securities included in the relevant Fund’s Parent Index (“Deposit Securities”). In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of Deposit Securities and generally make a small cash payment referred to as the “Cash Component.” The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through an “Authorized Participant” that is either (i) a “Participating Party” i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the “Clearing Process”) or (ii) a participant of DTC (“DTC Participant”) that has entered into an agreement with the principal underwriter and the transfer agent with respect to purchases and redemptions of Creation Units. Orders are placed in “proper form” when the orders comply with the order processing procedures identified in the Authorized Participant Agreement for creation or redemption of Shares of the Funds. All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the Exchange (ordinarily 4:00 p.m., Eastern time) (“Closing Time”) in order to receive that day’s closing NAV per Share. Orders for select Funds (T-1 (T minus 1) Next Day International Market Orders, are to be placed after the listing exchange closing time and before the Fund’s established T-1 order window cut-off time, the latest being 5:30 PM Eastern Standard Time on any Business Day. Such orders, if accepted, will receive the next Business Day’s NAV per Creation Unit. In the case of custom orders, as further described in the SAI, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. A “custom order” may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any deposit security, such as when a security may not be available in sufficient quantity for delivery or when a security may not be eligible for trading by such Authorized Participant or the investor for which it is acting. See also “Creation and Redemption of Creation Unit Aggregations” in the SAI.

A creation transaction fee (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge may be imposed with respect to custom order transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units through a custom order. See also “Creation and Redemption of Creation Unit Aggregations” in the SAI. The price for each Creation Unit will equal the closing NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 105% of the market value of the missing Deposit Securities. See also “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock that would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. Such legal restrictions would include, but would not be limited to, restrictions due to affiliated relationships, investment guidelines governing institutional investors or where the investor is an investment banking firm or broker-dealer restricted from holding shares of a company whose securities it recently underwrote. These transactions may involve the substitution of cash in lieu of securities, and purchasers may be subject to a transaction fee of up to four times the standard Creation Transaction Fee. For more details, see the “Creation and Redemption of Creation Unit Aggregations” section in the SAI.

Redemption

Each Fund’s custodian makes available immediately prior to the opening of business of the Exchange each day, through the facilities of the NSCC, the list of the names and the numbers of shares of a Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to purchases of Creation Units if the Fund is rebalancing. Unless cash redemptions are available or specified for a particular Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable Redemption Transaction Fee (as defined below) and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, the redeeming shareholder will be required to arrange for a compensating cash payment to the Trust equal to the differential, plus the applicable Redemption Transaction Fee and, if applicable, any transfer taxes. For more details, see the “Creation and Redemption of Creation Unit Aggregations” section in the SAI.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the Closing Time in order to receive that day’s closing NAV per Share. Orders for select Funds (T-1 (T minus 1) Next Day International Market Orders), are to be placed after the listing exchange closing time and before the Fund’s established T-1 order window cut-off time, the latest being 5:30 PM Eastern Standard Time on any Business Day. Such orders, if accepted, will receive the next Business Day’s NAV per Creation Unit. In the case of custom orders, as further described in the SAI, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.

A redemption transaction fee (the “Redemption Transaction Fee”) is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process (through a DTC Participant) or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request. See also “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Dividends, Distributions and Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•	Your Fund makes distributions,
•	You sell your Shares listed on the Exchange, and
•	You purchase or redeem Creation Units.

Dividends and Distributions

Dividends and Distributions. Each Fund intends to elect and qualify to be treated each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Annual Statements. Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in October, November or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend.” At the time you purchase your Shares, the price of shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Taxes

Fund Distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of net capital gains that are properly reported by the Fund as capital gains dividends are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation to individual shareholders at long-term capital gain rates provided certain holding period and other requirements are met at both the shareholder and Fund levels.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you to be used as a foreign tax credit or deduction.

Taxes on Exchange-Listed Share Sales. A sale or exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. Your ability to deduct capital losses may be limited.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. Withholding is also imposed if the Internal Revenue Service (“IRS”) requires it. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Shares generally are subject to state and local taxes.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it would if it redeemed Creation Units in-kind.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and are subject to special U.S. tax certification requirements to avoid backup withholding or claim any treaty benefits. An exemption from U.S. withholding tax is permitted for distributions by a Fund to certain non-U.S. investors that are properly reported by the Fund as (1) capital gain dividends paid by a Fund from net capital gains, (2) short-term capital gain dividends paid from net short-term capital gains in excess of net long-term capital losses, and (3) interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains, including the proceeds from the sale of your Shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), ordinary dividends the Fund pays and, after December 31, 2018, the gross proceeds of share redemptions and certain capital gains dividends it pays to “foreign financial institutions” and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid IRS Form W-9 or IRS Form W-8BEN, respectively. No such withholding will occur with respect to a non-U.S. entity that timely provides the Fund with a valid IRS Form W-8BEN-E (or other applicable Form W-8) indicating the entity’s compliance with, or exemption from, FATCA. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this legislation to them.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund

Premium/Discount Information

NAV is the price per share at which a Fund issues and redeems Shares, and is calculated as described in the section of this Prospectus entitled “Net Asset Value.” The “Market Price” of a Fund generally is the market closing price on the Exchange on which a Fund is listed for trading. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund’s Market Price is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund’s Market Price is trading below the reported NAV, expressed as a percentage of the NAV.

Information showing the differences between the per share NAV of each Fund and the daily market prices on secondary markets for Shares of each Fund is available by visiting the Funds’ website at www.oppenheimerfunds.com.

Other Information

Distribution Plan

OFDI acts in a principal capacity as general distributor for the sale and distribution of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services, including but not limited to: (i) delivering copies of the current prospectus to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) facilitating communications with beneficial owners of Shares of the Funds; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

The Board has not authorized the Funds to pay the fees under the Plan at this time. However, in the event such fees are authorized in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Net Asset Value

The trading price of a Fund’s Shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors. BNY Mellon calculates each Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. Eastern time) every day the New York Stock Exchange is open (“Business Day”), except in the case of a scheduled early closing of the New York Stock Exchange, in which case the NAV will be calculated based on the value of the Fund's portfolio determined as of the New York Stock Exchange’s scheduled early closing time. NAV is calculated by deducting all of a Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Generally, common stocks and other equity securities (ADRs, GDRs, EDRs and Global Shares) are valued at the last sales price that day or, in the case of the NASDAQ, at the NASDAQ official closing price.

When price quotes are not readily available or are deemed unreliable, securities will be valued at fair value pursuant to procedures established by the Board of Trustees. In addition, fair valuation may be necessary where there are no securities trading in a particular country or countries on a Business Day. A Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which the Fund’s NAV is not calculated and on which the Fund does not transact sales, redemptions and exchanges of its Shares, such as when trading takes place in countries on days that are not a Business Day.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from published market valuations. Use of fair value prices could result in a difference between the prices used to calculate a Fund’s NAV and the published prices used by the Underlying Index, which, in turn, could result in a difference between a Fund’s performance and the performance of a Fund’s Underlying Index. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security will be materially different than the value that could be realized upon the sale of that security.

Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar deemed appropriate by a Fund. Use of a rate different from the rate used by the Underlying Index may adversely affect a Fund’s ability to track the Underlying Index.

Additional Notices

Other Investment Companies

For purposes of the 1940 Act, each Fund is treated as a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. Registered investment companies are permitted to invest in Shares of each Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust (the “Order”), including that such registered investment companies enter into a participation agreement with the Trust.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable federal securities laws. Because new Shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a “distribution,” as that term is used in the Securities Act of 1933, as amended (the “Securities Act”), may be occurring. Any individuals considered to be statutory underwriters with regard to a distribution are subject to prospectus delivery and liability provisions of the Securities Act. Therefore, broker-dealers and other persons are cautioned that some activities on their part, depending on the circumstances, may result in their being deemed participants in a distribution in a manner that could render such broker-dealers or other persons statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. Any determination of whether a person is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealer firms should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transactions) are generally required to deliver a prospectus. This is because the current prospectus delivery exemption in the Securities Act does not apply to these transactions. Certain other requirements must also be satisfied with regard to delivery of prospectuses to exchange members in transactions on a national securities exchange. For more information, see “Exchange Listing and Trading-Continuous Offering” in the SAI.

Counsel and Independent Registered Public Accounting Firm

[ ] serves as legal counsel to the Trust.

[ ] serves as independent registered public accounting firm of the Trust. [ ] audits the Funds’ financial statements and performs other related tax and audit services.

Financial Highlights

No financial information is presented for the Funds, as the Funds had not commenced investment operations as of the date of this Prospectus.

Information and Services

Statement of Additional Information. This document includes additional information about the Funds’ investment policies, risks, and operations. It is incorporated by reference into this prospectus (it is legally part of this prospectus).

Annual and Semi-Annual Reports. The Funds’ Annual and Semi-Annual Reports will provide additional information about the Funds’ investments and performance. The Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

How to Request More Information

You can request the above documents, the notice explaining the Trust’s privacy policy, and other information about the Trust, without charge, by:

Telephone:	Call OppenheimerFunds Services toll-free:
1.800.CALL OPP (1.800.225.5677)
Mail:	Use the following address for regular mail:
OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270

Use the following address for courier or express mail:
OppenheimerFunds Services 12100 East Iliff Avenue Suite 300 Aurora, Colorado 80014
Internet:	You may request documents, and read or download certain documents at
www.oppenheimerfunds.com

Information about the Trust including the Statement of Additional Information can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. Reports and other information about the Trust are available on the EDGAR database on the SEC’s website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC’s e-mail address: publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No one has been authorized to provide any information about the Trust or to make any representations about the Trust other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

-Prospectus dated [ __, 2017]		Cusip	[ ] Exchange, Inc.

This prospectus contains important information about each Fund’s objectives, investment policies, strategies and risks. It also contains important information about how to buy and sell shares of each Fund and other account features.

Please read this prospectus carefully before you invest and keep it for future reference about your account.

	Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	[ ]	[ ]
	Oppenheimer International Ultra Dividend Revenue ETF	[ ]	[ ]

The Securities and Exchange Commission has not approved or disapproved the Fund’s securities nor has it determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Page

Fund Summaries
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF
Oppenheimer International Ultra Dividend Revenue ETF
Investment Objective, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings
Management of the Funds
Shareholder Information
Creations, Redemptions and Transaction Fees
Dividends, Distributions and Taxes
Premium/Discount Information
Other Information
Additional Notices
Financial Highlights

Fund Summaries

Oppenheimer Emerging Markets Ultra Dividend Revenue ETF

Investment Objective

Oppenheimer Emerging Markets Ultra Dividend Revenue ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the OFI Revenue Weighted Emerging Markets Ultra Dividend Revenue Index™ (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses[1]
Total Annual Fund Operating Expenses

1 “Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks results that correspond generally, before fees and expenses, to the performance of the Underlying Index. The Underlying Index is constructed by selecting a subset of the constituent securities of the [ ] Index (the “Parent Index”) according to dividend yields and then re-weighting those securities according to the revenue earned by those companies. The Underlying Index is subject to certain asset diversification requirements. The Underlying Index will generally contain a subset of the securities included in the Parent Index, in different proportions. The Underlying Index is rebalanced and reconstituted quarterly according to dividend yields and revenue weightings.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies included in the Underlying Index, and generally expects to have at least 95% of its net assets invested in these securities. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates.

The Underlying Index may be comprised of depositary receipts, securities of foreign companies, including European companies, and companies of any market capitalization, including small and medium capitalization companies. It will also be comprised of securities of emerging market companies. With respect to securities of foreign companies, the Fund may achieve its exposure either directly or through depositary receipts.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. In certain circumstances, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of issuers that are economically tied to an emerging market country. For purposes of the 80% investment policy, the Fund considers an “emerging market country” to be one that is included in the Parent Index.

The investment adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will typically concentrate its investments in a particular industry or group of industries, such as the utilities industry, to approximately the same extent that its Underlying Index is concentrated, meaning that it may invest more than 25% of its total assets in that industry or group of industries. Utilities companies are companies that provide electricity, natural gas, water, and communications services to the public and companies that provide services to public utilities companies.

The Underlying Index is sponsored by [ ] (the “Index Provider”), which is unaffiliated with the Fund and the investment adviser. The Index Provider publishes information regarding the market value of the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Dividend-Paying Stock Risk The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Concentration Risk The Fund will typically concentrate in industries or groups of industries to approximately the same extent as its Underlying Index. The Fund may be adversely affected by the performance of the securities in a particular industry or group of industries and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry or group of industries.

Depositary Receipt Risk Changes in foreign currency exchange rates affect the value of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and global shares (“Global Shares”) and, therefore, the value of the Fund’s portfolio. ADRs, GDRs and EDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. and are represented by the same share certificate in both the U.S. and the home market. In addition, although the ADRs, GDRs, EDRs and Global Shares in which the Fund invests may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor particular ADRs, GDRs or EDRs. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.

Emerging Markets Risk The Fund’s investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. Emerging markets may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities.

Eurozone Investment Risk The Fund’s investments in the Eurozone may be subject to a greater risk than investments in other geographic regions. The global economic crisis that began in 2008 has caused severe financial difficulties for many European Union (“EU”) countries, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to depend on, the assistance from others, such as the European Central Bank, the International Monetary Fund, or other governments and institutions, to address those issues. By adopting the euro as its currency, members of the European Monetary Union (“EMU”) are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member countries could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the EMU. The effects of such outcomes on the rest of the Eurozone and the global markets as a whole are unpredictable, but are likely to be negative, and may adversely impact market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and result in more volatile and illiquid markets.

Foreign Currency Risk Changes in foreign currency exchange rates affect the value of investments denominated in a foreign currency, and therefore, the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Foreign Market Risk Because foreign securities in the Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of those securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares. Conversely, Shares of the Fund may trade on U.S. exchanges at times when foreign exchanges are not open for trading. This, in either case, could lead to a difference between the U.S. market value of the Shares and the underlying value of the Fund’s portfolio.

Foreign Securities Risk Investments in the securities of foreign companies may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, government debt burdens, or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities. Certain of the risks associated with foreign investments are heightened for investments in emerging market countries.

Geographic Focus Risk To the extent the Fund focuses on companies in a specific country or region, the Fund is subject to greater risks of adverse developments in that country or region and/or the surrounding countries or regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of securities values held by the Fund.

Small and Medium Capitalization Stock Risk Small and medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares) may have an unproven or narrow technological base and limited product lines, distribution channels, markets and financial resources. Small and medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. Securities of small and medium capitalization companies may also be more sensitive to changes in the economy, such as changes in the level of interest rates. As a result, the securities of small and medium capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Authorized Participant Concentration Risk Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Shares may trade at a discount to NAV or IIV, and the Fund may possibly face delisting.

Increased Volatility Risk Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of small and medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares), which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

Investment Approach Risk The Underlying Index, and thus the Fund, seeks to provide exposure to investments based on a specific selection criteria and a revenue weighting approach. There can be no assurance that the selection criteria and weighting approach will enhance the Fund’s performance over time. It is expected that exposure to such investment criteria and weighting will detract from performance in some market environments, perhaps for extended periods. In such circumstances, the Fund’s investment adviser will not adjust the Fund’s investment process to target different criteria or weighting processes.

Market Trading Risk An investment in the Shares may present secondary market trading risks, including the inability to sell your Shares in the event of a severe market disruption, or the inability to buy and sell Shares at a price that reflects the actual value of the Fund’s portfolio. Although it is expected that Shares will remain listed for trading on [ ] (the “Exchange”), disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s net asset value (“NAV”) (calculated at the end of the day), or the intraday value of the Fund’s published basket of portfolio securities (i.e., the “intraday indicative value” or “IIV”). During such periods, you may be unable to sell your Shares or may incur significant losses if you sell your Shares. In addition, during such periods, such as a “flash crash,” different investment strategies or techniques, such as stop loss orders to sell your Shares, may not work as intended and may result in significant losses.

Utilities Industry Risk The utilities industry is subject to significant government regulation and oversight. Companies in the utilities industry may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with regulations, among other factors.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses, while the Underlying Index does not. Tracking error may also occur because of differences between the securities or other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in the timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index, or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions.

Calculation Methodology Risk The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index (or its Parent Index), including information that may be based on assumptions and estimates. Neither the Fund nor the investment adviser can offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

Operational Risk The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Portfolio Turnover Risk Because the Fund is rebalanced and reconstituted quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

There is no performance information presented for the Fund because the Fund has not commenced operations as of the date of this Prospectus.

Management

Investment Adviser

VTL Associates, LLC

Portfolio Managers

Vincent T. Lowry serves as a portfolio manager for the Fund and has ultimate responsibility for the investment management of the Fund. Mr. Vincent Lowry is the Senior Vice President of VTL and has managed the Fund since its inception. Justin V. Lowry and Sean P. Reichert serve as portfolio managers for the Fund and make the day-to-day investment decisions for the Fund. Mr. Justin Lowry is Vice President of VTL, and Mr. Reichert is a Portfolio Manager for VTL. Messrs. Justin Lowry and Reichert have managed the Fund since its inception.

Purchase and Sale of Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 100,000 Shares. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares will trade at market prices rather than at NAV or IIV. As such, Shares may trade at a price greater than NAV or IIV (premium) or less than NAV or IIV (discount).

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), OppenheimerFunds Distributor, Inc. may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Oppenheimer International Ultra Dividend Revenue ETF

Investment Objective

Oppenheimer International Ultra Dividend Revenue ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the OFI Revenue Weighted International Ultra Dividend Index™ (the “Underlying Index)”.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses[1]
Total Annual Fund Operating Expenses

1 “Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of the Underlying Index. The Underlying Index is constructed by selecting a subset of the constituent securities of the [ ] Index (the “Parent Index”) according to dividend yields and then re-weighting those securities according to the revenue earned by those companies. The Underlying Index is subject to certain asset diversification requirements. The Underlying Index will generally contain a subset of the securities included in the Parent Index, in different proportions. The Underlying Index is rebalanced and reconstituted quarterly according to dividend yields and revenue weightings.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies included in the Underlying Index, and generally expects to have at least 95% of its net assets invested in these securities. The Fund may invest up to 20% of its assets in other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates.

The Underlying Index may be comprised of depositary receipts, securities of foreign companies, including European companies, and companies of any market capitalization, including medium capitalization companies. It will also be comprised of securities from developed markets around the world, excluding the United States. With respect to securities of foreign companies, the Fund may achieve its exposure either directly or through depositary receipts.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. In certain circumstances, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The investment adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will typically concentrate its investments in a particular industry or group of industries, such as the utilities industry, to approximately the same extent that its Underlying Index is concentrated, meaning that it may invest more than 25% of its total assets in that industry or group of industries. Utilities companies are companies that provide electricity, natural gas, water, and communications services to the public and companies that provide services to public utilities companies.

The Underlying Index is sponsored by [ ] (the “Index Provider”), which is unaffiliated with the Fund and the investment adviser. The Index Provider publishes information regarding the market value of the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Dividend-Paying Stock Risk The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Concentration Risk The Fund will typically concentrate in industries or group of industries to approximately the same extent as its Underlying Index. The Fund may be adversely affected by the performance of the securities in a particular industry or group of industries and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry or group of industries.

Depositary Receipt Risk Changes in foreign currency exchange rates affect the value of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and Global Shares and, therefore, the value of the Fund’s portfolio. ADRs, GDRs and EDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. and are represented by the same share certificate in both the U.S. and the home market. In addition, although the ADRs, GDRs, EDRs and Global Shares in which the Fund invests may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor particular ADRs, GDRs or EDRs. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.

Eurozone Investment Risk The Fund’s investments in the Eurozone may be subject to a greater risk than investments in other geographic regions. The global economic crisis that began in 2008 has caused severe financial difficulties for many European Union (“EU”) countries, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to depend on, the assistance from others, such as the European Central Bank, the International Monetary Fund, or other governments and institutions, to address those issues. By adopting the euro as its currency, members of the European Monetary Union (“EMU”) are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member countries could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the EMU. The effects of such outcomes on the rest of the Eurozone and the global markets as a whole are unpredictable, but are likely to be negative, and may adversely impact market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and result in more volatile and illiquid markets.

Foreign Currency Risk Changes in foreign currency exchange rates affect the value of investments denominated in a foreign currency, and therefore, the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Foreign Market Risk Because foreign securities in the Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of those securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares. Conversely, Shares of the Fund may trade on U.S. exchanges at times when foreign exchanges are not open for trading. This, in either case, could lead to a difference between the U.S. market value of the Shares and the underlying value of the Fund’s portfolio.

Foreign Securities Risk Investments in the securities of foreign companies may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, government debt burdens, or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities. Certain of the risks associated with foreign investments are heightened for investments in emerging market countries.

Geographic Focus Risk To the extent the Fund focuses on companies in a specific country or region, the Fund is subject to greater risks of adverse developments in that country or region and/or the surrounding countries or regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of securities values held by the Fund.

Medium Capitalization Stock Risk Medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares) may have an unproven or narrow technological base and limited product lines, distribution channels, markets and financial resources. Medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. Securities of medium capitalization companies may also be more sensitive to changes in the economy, such as changes in the level of interest rates. As a result, the securities of medium capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Authorized Participant Concentration Risk Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Shares may trade at a discount to NAV or IIV, and the Fund may possibly face delisting.

Increased Volatility Risk Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares), which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

Investment Approach Risk The Underlying Index, and thus the Fund, seeks to provide exposure to investments based on a specific selection criteria and a revenue weighting approach. There can be no assurance that the selection criteria and weighting approach will enhance the Fund’s performance over time. It is expected that exposure to such investment criteria and weighting will detract from performance in some market environments, perhaps for extended periods. In such circumstances, the Fund’s investment adviser will not adjust a Fund’s investment process to target different criteria or weighting processes.

Market Trading Risk An investment in the Shares may present secondary market trading risks, including the inability to sell your Shares in the event of a severe market disruption, or the inability to buy and sell Shares at a price that reflects the actual value of the Fund’s portfolio. Although it is expected that Shares will remain listed for trading on the [ ] (the “Exchange”), disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s NAV (calculated at the end of the day), or the intraday value of the Fund’s published basket of portfolio securities (i.e., the “intraday indicative value” or “IIV”). During such periods, you may be unable to sell your Shares or may incur significant losses if you sell your Shares. In addition, during such periods, such as a “flash crash,” different investment strategies or techniques, such as stop loss orders to sell your Shares, may not work as intended and may result in significant losses.

Utilities Industry Risk The utilities industry is subject to significant government regulation and oversight. Companies in the utilities industry may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with regulations, among other factors.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses, while the Underlying Index does not. Tracking error may also occur because of differences between the securities or other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in the timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index, or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions.

Calculation Methodology Risk The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index (or its Parent Index), including information that may be based on assumptions and estimates. Neither the Fund nor the investment adviser can offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

Operational Risk The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Portfolio Turnover Risk Because the Fund is rebalanced and reconstituted quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

There is no performance information presented for the Fund because the Fund has not commenced operations as of the date of this Prospectus.

Management

Investment Adviser

VTL Associates, LLC

Portfolio Managers

Vincent T. Lowry serves as a portfolio manager for the Fund and has ultimate responsibility for the investment management of the Fund. Mr. Vincent Lowry is the Senior Vice President of VTL and has managed the Fund since its inception. Justin V. Lowry and Sean P. Reichert serve as portfolio managers for the Fund and make the day-to-day investment decisions for the Fund. Mr. Justin Lowry is Vice President of VTL, and Mr. Reichert is a Portfolio Manager for VTL. Messrs. Justin Lowry and Reichert have managed the Fund since its inception.

Purchase and Sale of Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 100,000 Shares. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares will trade at market prices rather than at NAV or IIV. As such, Shares may trade at a price greater than NAV or IIV (premium) or less than NAV or IIV (discount).

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), OppenheimerFunds Distributor, Inc. may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Objective, Principal Investment Strategies,
Related Risks, and Disclosure of Portfolio Holdings

This section contains greater detail on the principal investment strategies of Oppenheimer International Ultra Dividend Revenue ETF and Oppenheimer Emerging Markets Ultra Dividend Revenue ETF (each, a “Fund,” and together, the “Funds”) and the related risks that you would face as a shareholder of the Funds and also information about how to find out more about the Funds’ portfolio holdings disclosure policy. Each Fund is an exchange-traded fund (“ETF”).

Investment Objective

Each Fund’s investment objective is to provide investment results that correspond generally, before fees and expenses, to the Fund’s corresponding Underlying Index. Each Fund’s investment objective may be changed without shareholder approval (although a Fund will provide advance notice to shareholders at least 60 days before any such change takes effect). There can be no guarantee that a Fund will achieve its investment objective.

Principal Investment Strategies

Each Underlying Index is constructed using a rules-driven methodology, which selects a subset of the constituent securities of the respective Parent Index according to the dividend yields of those securities and then re-weights those securities according to the revenue earned by those companies, subject to certain asset diversification requirements and a maximum 5% per company weighting. The resulting Underlying Index contains a subset of the securities in the Fund’s Parent Index, but in different proportions. Most traditional securities indexes and index funds determine the proportion, or “weighting,” of each constituent security based on each security’s market capitalization (that is, its stock price multiplied by the number of outstanding shares). This means that the securities of companies with larger market capitalizations will generally be more heavily weighted in the index. By re-weighting traditional capitalization-weighted securities indexes according to revenue, it may be possible for a revenue- weighted index to outperform the capitalization-weighted index over time. For more information regarding the revenue-weighting methodology, see the section entitled “The Underlying Indexes” in this Prospectus.

From time to time, a Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of its Underlying Index. The Funds will reconstitute (i.e., replace old companies that have been removed from the Underlying Index with new companies that have been added to the Underlying Index) their portfolio securities promptly following the quarterly reconstitutions of their respective Underlying Indexes. The Funds will also rebalance (i.e., re-weight) their portfolio securities promptly following the quarterly reconstitutions of their respective Underlying Indexes. The Funds do not seek temporary defensive positions when equity markets decline or appear to be overvalued. Outside of the quarterly rebalancings or reconstitutions, each Fund’s portfolio (following its Underlying Index) typically will be reconstituted only when: (1) a security in the Underlying Index is altered due to corporate actions such as price adjustments, stock splits, or delisting from an exchange; or (2) when securities are deleted from the Underlying Index.

Each Fund’s intention is to replicate the constituent securities of its Underlying Index as closely as possible. However, the Funds may, in VTL’s discretion, remain invested in securities that were deleted from a Fund’s Underlying Index until VTL next rebalances or reconstitutes the Fund in connection with the quarterly rebalancings or reconstitutions of the Underlying Indexes. A Fund may use a representative sampling strategy when (1) practical difficulties or substantial costs would be involved in compiling all of the securities in a Fund’s Underlying Index, (2) the constituent securities are too numerous to efficiently purchase or sell, or (3) a component security becomes temporarily unavailable or relatively illiquid.

The Funds may engage in securities lending.

Strategies Specific to Each Fund

Oppenheimer Emerging Markets Ultra Dividend Revenue ETF
Exchange Trading Symbol: [ ]	Cusip Number: [ ]

The Parent Index, the [ ], is a comprehensive, rules-based index designed to [ ].

The Underlying Index is constructed by selecting a subset of the constituent securities of the [ ] Index (the “Parent Index”) according to dividend yields and then re-weighting those securities according to the revenue earned by those companies. The Underlying Index is subject to certain asset diversification requirements [and a maximum 5% per company weighting.]

The Fund will provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in securities of issuers included in the Underlying Index. The Fund will also provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in securities that are economically tied to an emerging market country.

The Fund will typically concentrate its investments in a particular industry or group of industries, to approximately the same extent that its Underlying Index is concentrated, meaning that it will invest more than 25% of its total assets in that industry or group of industries.

Foreign Securities The Fund may hold the securities of foreign companies in the form of common shares traded on foreign exchanges, ADRs, GDRs, EDRs and Global Shares. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs are designed for use in the U.S. securities markets. GDRs are receipts for shares of foreign companies that are traded in capital markets around the world. Generally, GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. EDRs are receipts issued in Europe that evidence ownership of underlying securities issued by a foreign corporation. Generally, EDRs are designed for use in European securities markets. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. and are represented by the same share certificate in both the U.S. and the home market. Global Shares may also be eligible to list on exchanges in the United States and in the home country. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar.

Common shares traded on foreign exchanges and the underlying securities of the ADRs, GDRs and EDRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Global Shares may trade in their home market in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the common shares, ADR, GDR, EDR or Global Share and, therefore, the value of the Fund’s portfolio.

Oppenheimer International Ultra Dividend Revenue ETF
Exchange Trading Symbol: [ ]	Cusip Number: [ ]

The Parent Index, the [ ], is a comprehensive, rules-based index designed to represent [ ].

The Underlying Index is constructed by selecting a subset of the constituent securities of the [ ] Index (the “Parent Index”) according to dividend yields and then re-weighting those securities according to the revenue earned by those companies. The Underlying Index is subject to certain asset diversification requirements [and a maximum 5% per company weighting.]

The Fund will provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in securities of issuers included in the Underlying Index.

The Fund will typically concentrate its investments in a particular industry or group of industries, to approximately the same extent that its Underlying Index is concentrated, meaning that it will invest more than 25% of its total assets in that industry or group of industries.

Foreign Securities The Fund may hold the securities of foreign companies in the form of common shares traded on foreign exchanges, ADRs, GDRs, EDRs and Global Shares. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs are designed for use in the U.S. securities markets. GDRs are receipts for shares of foreign companies that are traded in capital markets around the world. Generally, GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. EDRs are receipts issued in Europe that evidence ownership of underlying securities issued by a foreign corporation. Generally, EDRs are designed for use in European securities markets. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. and are represented by the same share certificate in both the U.S. and the home market. Global Shares may also be eligible to list on exchanges in the United States and in the home country. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar.

Common shares traded on foreign exchanges and the underlying securities of the ADRs, GDRs and EDRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Global Shares may trade in their home market in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the common shares, ADR, GDR, EDR or Global Share and, therefore, the value of the Fund’s portfolio.

Principal Risk Factors

Investing in any ETF, including the Funds, involves risk, including the risk that you may lose part or all of the money you invest. Each Fund is subject to the principal risks described below, unless indicated otherwise. Some or all of these risks may adversely affect a Fund’s NAV, trading price, total return and/or a Fund’s ability to meet its objective.

Dividend-Paying Stock Risk

The Fund’s strategy of investing in dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Companies that issue dividend-paying stocks are not required to continue to pay dividends on such stocks. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or the anticipated acceleration of dividends could not occur. Depending upon market conditions, dividend-paying stocks that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors.

Concentration Risk

A Fund will typically concentrate in industries or groups of industries to approximately the same extent as its Underlying Index. A Fund may be adversely affected by the performance of the securities in a particular industry or group of industries and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry or group of industries.

Depositary Receipt Risk

To the extent that the exchange price of a depositary receipt differs from the local price of the underlying security used by an Underlying Index, a Fund may be prevented from fully achieving its investment objective of tracking the performance of the Underlying Index. In addition, although ADRs, GDRs, EDRs and Global Shares in which a Fund invests may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. If that happens, a Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued. The price at which a Fund’s securities may be sold and the value of the Fund’s Shares may be adversely affected if trading markets for ADRs, GDRs and EDRs are limited or absent or if bid/ask spreads are wide.

Eurozone Investment Risks

The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, collectively known as “member states.” One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).

The global economic crisis that began in 2008 has caused severe financial difficulties for many EU member states, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to depend on, the assistance from others such as the ECB, the International Monetary Fund (IMF), or other governments and institutions to address those issues. Failure by one or more EU member states to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn, which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member states could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the monetary union. The effects of such outcomes on the rest of the Eurozone and the global markets as a whole are unpredictable, but are likely to be negative, and may adversely impact market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and result in more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably. Additionally, Britain’s intended departure from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom (“UK”). Uncertainty relating to the withdrawal procedures and timeline may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation of UK banks. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of a Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional member states seek to leave the EU.

Foreign Currency Risk

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. U.S. dollar investments in ADRs, Global Shares or ordinary shares of foreign companies traded on U.S. exchanges are indirectly subject to foreign currency risk to the extent that these companies derive a significant portion of their revenues from markets where transactions are denominated in foreign currencies.

Foreign Market Risk

Because foreign securities in the Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of those securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares. Conversely, Shares of the Fund may trade on U.S. exchanges at times when foreign exchanges are not open for trading. This, in either case, could lead to a difference between the U.S. market value of the Shares and the underlying value of the Fund’s portfolio.

Foreign Securities Risk

Investments in foreign securities are subject to the risks associated with investing in such foreign markets that may not be present in U.S. securities. For example, there may be less complete financial information publicly available for foreign issuers than for U.S. issuers. There may be more or less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the United States. Foreign domiciled companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S.-domiciled companies. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery or recovery of money or investments. With respect to certain countries, there is the possibility of government intervention, expropriation or nationalization of assets, and the default or threat of default by a country on its sovereign debt. Responses to the financial problems by governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Because foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. This, in either case, could lead to a difference between the U.S. market value of the Shares and the underlying value of the Fund’s portfolio. The price at which a Fund’s securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the securities are limited or absent or if bid/ask spreads are wide. These factors can make investments in the Fund potentially less liquid and more volatile than other types of investments. Certain of the risks associated with foreign investments are heightened for investments in emerging market countries.

Geographic Focus Risk

To the extent a Fund focuses on companies in a specific country or region, the Fund is subject to greater risks of adverse developments in that country or region and/or the surrounding countries or regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which a Fund is not invested, may adversely affect the value of securities values held by the Fund.

Small and Medium Capitalization Stock Risk

Small and medium capitalization stock risk is associated with investments in small and medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares). The securities of companies with small and medium capitalizations may involve greater investment risks than securities of companies with large capitalizations. Securities of small and medium capitalization companies may pay no, or only small, dividends. Investments in equity securities issued by small and medium capitalization companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates.

Stock Market Risk

Stock market risk is the risk that broad movements in financial markets will adversely affect the price of a Fund’s investments, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments a Fund makes. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected.

Authorized Participant Concentration Risk

Only an authorized participant may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of intermediaries that act as authorized participants, and none of the authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption order with respect to a Fund and no other authorized participant is able to step forward to create or redeem Shares may trade at a discount to NAV or IIV and possibly face delisting.

Increased Volatility Risk

Increased volatility risk is associated with increased volatility in the price of small and medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares). The announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease. To the extent that an index or benchmark’s methodology is rules-based and transparent, any price increase or decrease generally would be expected to be smaller than the increase or decrease resulting from a change to a non-transparent index or benchmark (because the transparency of the index or benchmark likely would provide the market with more notice of such change). Because it is impossible to predict when and how market participants will react to announced changes in the constituent securities of a Fund’s Parent Index (and its Underlying Index), the Funds cannot predict when and how these changes will impact the market price and NAV of a Fund.

Investment Approach Risk

The Underlying Index, and thus the Fund, seeks to provide exposure to investments based on a specific selection criteria and a revenue weighting approach. There can be no assurance that the selection criteria and weighting approach will enhance a Fund’s performance over time. It is expected that exposure to such investment criteria and weighting will detract from performance in some market environments, perhaps for extended periods. In such circumstances, the Fund will not adjust a Fund’s investment process to target different criteria or weighting processes.

Market Trading Risk

Absence of Active Market. The Fund faces numerous market trading risks, including that an active trading market for Shares may not develop or be maintained (including through a trading halt), losses from trading in secondary markets, periods of high volatility and disruptions to the creation/redemption process.

Secondary Market Trading Risk. In addition to the risks described above, note that Shares may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem Shares. At such times, Shares may trade in the secondary market with more significant premiums or discounts to the Fund’s NAV or IIV (see “Share Trading Prices” below for more information on the IIV) than might be experienced at times when the Fund accepts purchase and redemption orders.

Secondary market trading in Shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market. During such periods, you may be unable to sell your Shares. As with all other exchange traded securities, Shares may be sold short and may experience increased volatility and price decreases associated with such trading activity.

Stop Loss Order Risk. During periods of high market volatility, including events such as a “flash crash,” different investment strategies or techniques, such as stop loss orders to sell your Shares, may not work as intended and may result in significant losses. A stop loss order may cause a Share to be sold at the next prevailing market price once the “stop” level is reached, which during a period of high volatility can be at a price that is substantially below NAV. By including a “limit” criteria with a brokerage order, you may be able to limit the size of the loss resulting from the execution of an ill-timed stop loss order, although no assurance can be given that inclusion of limit criteria will mitigate any such losses.

Shares of the Fund May Trade at Prices Other Than NAV/IIV. Shares of the Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates continuously throughout trading hours based on both market supply of and demand for Shares and changes in the value of the Fund’s portfolio holdings. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV and IIV during periods of market volatility.

However, because shares can be created and redeemed in Creation Units at NAV, large discounts or premiums to the NAV and IIV are not likely to be sustained over the long term. While the creation/redemption feature is designed to make it more likely that the Shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV or IIV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV or IIV.

Costs of Buying or Selling Shares. Buying or selling Shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread”; that is, the difference between what market makers or other participants that trade the particular security are willing to pay for Shares (the “bid” price) and the price at which they are willing to sell Shares (the “ask” price). There may also be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Shares, frequent trading may detract significantly from investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Non-Correlation Risk

A Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing or reconstituting the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. A Fund may not be fully invested at times, in which case holding cash balances may prevent it from replicating its Underlying Index. If a Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its Underlying Index, as would be the case if it purchased all of the stocks in its Underlying Index with the same weightings as its Underlying Index. If a Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its Underlying Index to the extent the Underlying Index reflects stale pricing.

Calculation Methodology Risk

The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index (or its Parent Index), including information that may be based on assumptions and estimates. Neither the Fund nor the investment adviser can offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

Operational Risk

The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Portfolio Turnover Risk

Because the Funds are rebalanced and/or reconstituted quarterly, the Funds may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by a Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. A Fund may experience a higher rate of portfolio turnover to the extent active market trading of Shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. The greater the portfolio turnover, the greater the transaction costs to a Fund, which could have an adverse effect on a Fund’s total rate of return, and the more likely a Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Utilities Industry Risk

Companies in the utilities industry may be adversely affected by changes in exchange rates, domestic and international competition, and governmental limitation on rates charged to customers. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Deregulation is subjecting utility companies to greater competition and may adversely affect profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures. Companies in the utilities industry may have difficulty obtaining an adequate return on invested capital, raising capital, and financing large construction programs during periods of inflation or unsettled capital markets; face restrictions on operations and increased cost and delays attributable to environmental considerations and regulation; find that existing plants, equipment or products have been rendered obsolete by technical innovations; and be subject to increased costs because of the scarcity of certain fuels or the effects of man-made disasters. Existing and possible future regulations or legislation may make it difficult for utility companies to operate profitably. There is no assurance that regulatory authorities will, in the future, grant rate increases, or that such increases will be adequate to permit the payment of dividends on stocks issued by a utility company. Also, energy conservation and prolonged changes in climatic conditions may also have a significant impact on the revenues and expenses of utility companies. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. The deregulation of certain utility companies may eliminate restrictions on profits, but may also subject these companies to greater risks of loss.]

Emerging Markets Risk (Oppenheimer Emerging Markets Ultra Dividend Revenue ETF only)

The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Some of the additional significant risks include:

•	less social, political and economic stability;
•	a higher possibility of the devaluation of a country’s currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country if the United States, other nations or other governmental entities (including supranational entities) impose sanctions on issuers that limit or restrict foreign investment, the movement of assets or other economic activity in the country due to political, military or regional conflicts or due to terrorism or war;
•	smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility;
•	more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests;
•	greater risk of a market shutdown;
•	less transparent and established taxation policies;
•	less developed regulatory or legal structures governing private and foreign investment or allowing for judicial redress for injury to private property;
•	less uniformity in accounting and reporting requirements;
•	less familiarity with a capital market structure or market-oriented economy and more widespread corruption and fraud;
•	less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts;
•	less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.;
•	greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions;
•	higher rates of inflation and more rapid and extreme fluctuations in inflation rates;
•	greater sensitivity to interest rate changes;
•	increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls;
•	greater debt burdens relative to the size of the economy;
•	unreliable securities valuation;
•	more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and
•	less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.

Because of the above factors, Oppenheimer Emerging Markets Ultra Dividend Revenue ETF's investments in emerging market countries may be subject to greater price volatility and illiquidity than investments in developed markets.

Other Investment Strategies and Risks

Securities Lending Risk

Securities lending involves the risk that a Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all and the securities lending agent fails to fulfill its guarantee to the Fund against that risk. A Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund.

Derivatives Risk

Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and may increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.

In addition, under financial reform legislation currently being implemented, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are (or soon will be) required to be executed on a regulated market and/or cleared through a clearinghouse, which may result in increased margin requirements and costs for the Fund. It is unclear how these regulatory changes will affect counterparty risk, and entering into a derivative transaction that is cleared may entail further risks and costs, including the counterparty risk of the clearinghouse and the futures commission merchant through which the Fund accesses the clearinghouse.

Portfolio Holdings Information

Information about each Fund’s portfolio holdings is available at https://www.oppenheimerfunds.com/investors/funds/etf. A summarized description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”) of Oppenheimer Revenue Weighted ETF Trust (the “Trust”).

Management of the Funds

The Investment Adviser

VTL, located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103, serves as the investment adviser to each Fund. As investment adviser, VTL has overall responsibility for the general management and administration of Oppenheimer Revenue Weighted ETF Trust (the “Trust”) and provides an investment program for each Fund. VTL also provides discretionary separate account management services to institutional clients as well as investment consulting services. As of [ ], 2017, VTL had approximately $[ ] in assets under discretionary management.

VTL’s contractual management fee for the fiscal year ending [June 30, 2018], as a percentage of average net assets, is [0.__%] for Oppenheimer Emerging Markets Ultra Dividend Revenue ETF and [0.__%] for Oppenheimer International Ultra Dividend Revenue ETF.

OppenheimerFunds Distributor, Inc. (“OFDI” or “Distributor”) does not sell Shares directly to the retail public through the Exchange.

A discussion regarding the basis for the Board of Trustees’ initial approval of the investment advisory agreement between the Trust, on behalf of the Funds, and VTL will be available in the Trust’s Annual Report to Shareholders for the period ended [June 30, 2018].

The Portfolio Managers

Vincent T. Lowry serves as a portfolio manager for each Fund and has ultimate responsibility for the investment management of each Fund. Mr. Vincent Lowry is responsible for the overall supervision of the investment management program of each Fund. This includes: supervising the consistency of portfolio security weighting allocations as compared to each Fund’s Underlying Index; making determinations with respect to alternative cash management vehicles and securities lending collateral investments; and monitoring corporate developments in constituent securities to ensure that reconstitutions of the Funds are done consistent with the predetermined process described below in “The Underlying Indexes.” Mr. Vincent Lowry is the Senior Vice President of VTL, prior to which he was Chief Executive Officer of VTL, and has been with VTL since founding it in 2004. Prior to that, Mr. Vincent Lowry was an investment consultant with a major financial institution for more than eighteen years.

Justin V. Lowry and Sean P. Reichert are responsible for the investment decisions for each of the Funds.

Mr. Justin Lowry joined VTL in 2009 and is a Vice President. Mr. Justin Lowry was a Portfolio Manager for IMS from 2009 – 2015. Mr. Justin Lowry graduated with a B.S. in Business Management from St. Joseph’s University.

Mr. Reichert joined VTL in 2009 and is a Portfolio Manager. Mr. Reichert was a Portfolio Manager for IMS from 2009 – 2015. Prior to joining IMS, Mr. Reichert worked in the Public Finance department at Janney Montgomery Scott, a mid-sized regional investment bank. Mr. Reichert graduated with a B.S. in Economics with a concentration in Finance from The Wharton School of The University of Pennsylvania. He is currently a Chartered Financial Analyst (“CFA”) candidate.

The SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed, and ownership of Shares in the Funds.

The Underlying Indexes

Each Underlying Index is constructed using rules-driven methodologies, which select a subset of the constituent securities of the respective Parent Indexes according to the dividend yields for each constituent security. These securities are then re-weighted according to the revenue earned by the companies.

Each Fund uses its Underlying Index free of charge, in connection with the license that has been provided by [ ]. [ ] serves as the index provider and is responsible for compiling and maintaining each Underlying Index. [ ] is not affiliated with the Funds or VTL. To learn more about [ ], please visit [ ].

The Revenue Weighted methodology weights each constituent member of the Funds’ respective Underlying Index using each constituent security’s 1-year trailing revenue as of the previous quarter as the numerator, and the cumulative revenues of all companies in the Funds’ respective Underlying Index as the denominator, subject to certain asset diversification requirements implemented on the last day of each calendar quarter, as necessary, to allow the Funds to qualify as regulated investment companies under the Internal Revenue Code. Accelerating revenues will only lead to higher weightings when a constituent company’s revenue represents a greater percentage of the total revenues of all companies in the index.

Each Underlying Index is reconstituted quarterly according to dividend yields and revenue weightings. . Outside of these quarterly reconstitutions, and any rebalancings to meet asset diversification requirements, the Underlying Indexes will be reconstituted only when a security in the related Parent Index is altered due to corporate actions. These reconstitutions may take place as frequently as daily and will likely occur at least quarterly.

Typical examples of corporate actions include those associated with price adjustments. When these corporate actions take place, prices are adjusted at the opening of trading by the applicable stock exchange. For example, when a company declares a dividend, the price of the stock opens on the ex- dividend date at a price below the prior day’s close to reflect the payment of the dividend to record shareholders, which affects capitalization. For each such price adjustment, the proportion of a stock’s representation in the Underlying Index will be adjusted to return the stock to its pre-adjusted weightings. Dividends of constituent securities will be deemed to have been reinvested pro rata by company weighting in the applicable Underlying Index. Similarly, rights offerings will be deemed to have been sold for cash and reinvested pro rata by company weighting in the applicable Underlying Index. Another example of a corporate action is a stock split. A stock split reflects an increase in a company’s outstanding shares, but will not affect the company’s weighting in an Underlying Index. For example, in a 2:1 stock split, the number of shares of that particular stock in the Underlying Index will be multiplied by 2 and price will be divided by 2. Another example of a corporate action is when a company or an ADR is delisted from a stock exchange.

When a company is removed from a Parent Index, the common denominator in the corresponding Underlying Index will not change until the next quarterly rebalancing. In the event that a company is deleted from a Parent Index in between quarterly rebalancings, the remaining companies in the Parent Index are re-weighted based on their weight in the Parent Index.

The Trust’s website, https://www.oppenheimerfunds.com/investors/funds/etf, describes the basic concept of each Underlying Index. Each business day, the website publishes, free of charge (or provides a link to another website that publishes free of charge), each Fund’s per share NAV, closing price and midpoint of the bid/ask spread as of the NAV calculation time, all as of the prior business day.

Each trading day, the value of each Underlying Index will be updated intra-day on a real time basis as individual component securities change in price. These intra-day values will be disseminated every 15 seconds throughout the trading day by organizations authorized by [ ]. Once each trading day, these organizations will disseminate values for each Underlying Index, based on closing prices in the relevant exchange market.

In the unlikely event that an Underlying Index is discontinued or otherwise becomes permanently unavailable, a Fund may consider substituting a different index or taking such other action as the Board of Trustees deems advisable.

Disclaimer

[ ]

Administrator, Custodian and Transfer Agent

[ ] located at [ ], is the administrator, custodian, transfer agent and securities lending agent for each Fund.

Distributor

OFDI is the principal underwriter and distributor of each Fund’s Shares. The Distributor will not distribute Shares in less than whole Creation Units, and it does not maintain a secondary market in the Shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc.

OFDI may make payments to broker-dealers and other financial intermediaries for services provided and expenses incurred in connection with the distribution, marketing and promotion of Shares, educational training programs, conferences, development of technology platforms and reporting systems, or making shares of the Funds available within platforms or to the sales force. These payments, which may be significant, will be made by OFDI, not from the assets of the Funds. Payments of the type described above are sometimes referred to as revenue-sharing or marketing payments. These payments may create conflicts of interest between the financial intermediary and its clients by incentivizing the financial intermediary to recommend the Funds. More information regarding these payments is contained in the Funds’ SAI.

Shareholder Information

Additional shareholder information is available free of charge by calling toll free: 1.800.CALL OPP (1-800.225.5677), or visiting the Funds’ website at www.oppenheimerfunds.com.

Buying and Selling Shares

Shares of the Funds will also be listed for trading in the secondary market on the Exchange, and most investors will buy and sell Shares of the Funds in secondary market transactions on the Exchange through brokers. Purchases and sales of Shares in quantities smaller than Creation Unit sizes may only be traded on the Exchange and may not be directly purchased from, or redeemed by, a Fund. Shares can be bought and sold on the Exchange throughout the trading day like other publicly traded shares. There is no minimum investment.

The Shares will be issued or redeemed by a Fund to Authorized Participants at NAV per share only in Creation Unit size. Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 100,000 Shares. See also “Creations, Redemptions and Transaction Fees” below.

Share prices are reported in dollars and cents per Share. Although Shares are generally purchased and sold in “round lots” of 100 shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-share price differential. When buying or selling Shares through a broker in a secondary market exchange transaction, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. DTC serves as the securities depository for all Shares, and DTC or its nominee is the record owner of all outstanding Shares of the Funds. Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a record owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares of each Fund on the Exchange may differ from the Fund’s daily NAV and IIV and can be affected by market forces of supply and demand, economic conditions and other factors (see “Market Trading Risk” above).

The Exchange intends to disseminate the IIV, which is the “approximate value” of Shares of each Fund, every 15 seconds. The “approximate value” that is calculated by the Exchange will be based on the value of assets in the portfolio minus a budgeted liability amount and divided by the number of outstanding Shares. This “approximate value” is not related to the price that Shares are trading on the Exchange and is different from the NAV. The “approximate value” should not be viewed as a “real-time” update of the NAV per Share of the Fund because (i) the “approximate value” may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day, (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the “approximate value,” (iii) unlike the calculation of NAV, the “approximate value” does not take into account Fund expenses, and (iv) the “approximate value” is based on the published basket of portfolio securities and not on the Fund’s actual holdings. The “approximate value” calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the “approximate value” and the market price of a Fund’s Shares. The Funds, VTL, and their affiliates are not involved in, or responsible for, the calculation or dissemination of the “approximate value” and the Funds, VTL, and their affiliates do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Shares

The Funds impose no restrictions on the frequency of purchases and redemptions. In determining not to approve a written, established policy, the Board of Trustees evaluated the risks of market timing activities by the Funds’ shareholders. The Board considered that, unlike traditional mutual funds, each Fund generally issues and redeems its Shares at NAV per Share for a basket of securities intended to mirror the Fund’s portfolio, plus a small amount of cash, and the Fund’s Shares may be purchased and sold on the Exchange at prevailing market prices. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by the Funds’ shareholders and (b) it is likely that any attempts to market time a Fund by shareholders would result in no negative impact to the Fund or its shareholders.

Creations, Redemptions and Transaction Fees

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must enter into an Authorized Participant Agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Purchase

Each day, prior to the opening of trading, the Fund will designate through the National Securities Clearing Corporation (“NSCC”), the names and number of shares of each security to be included in that day’s basket of securities constituting a substantial replication, or a representation, of the securities included in the relevant Fund’s Parent Index (“Deposit Securities”). In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of Deposit Securities and generally make a small cash payment referred to as the “Cash Component.” The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through an “Authorized Participant” that is either (i) a “Participating Party” i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the “Clearing Process”) or (ii) a participant of DTC (“DTC Participant”) that has entered into an agreement with the principal underwriter and the transfer agent with respect to purchases and redemptions of Creation Units. Orders are placed in “proper form” when the orders comply with the order processing procedures identified in the Authorized Participant Agreement for creation or redemption of Shares of the Funds. All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the Exchange (ordinarily 4:00 p.m., Eastern time) (“Closing Time”) in order to receive that day’s closing NAV per Share. Orders for select Funds (T-1 (T minus 1) Next Day International Market Orders, are to be placed after the listing exchange closing time and before the Fund’s established T-1 order window cut-off time, the latest being 5:30 PM Eastern Standard Time on any Business Day. Such orders, if accepted, will receive the next Business Day’s NAV per Creation Unit. In the case of custom orders, as further described in the SAI, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. A “custom order” may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any deposit security, such as when a security may not be available in sufficient quantity for delivery or when a security may not be eligible for trading by such Authorized Participant or the investor for which it is acting. See also “Creation and Redemption of Creation Unit Aggregations” in the SAI.

A creation transaction fee (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge may be imposed with respect to custom order transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units through a custom order. See also “Creation and Redemption of Creation Unit Aggregations” in the SAI. The price for each Creation Unit will equal the closing NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 105% of the market value of the missing Deposit Securities. See also “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at the Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock that would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. Such legal restrictions would include, but would not be limited to, restrictions due to affiliated relationships, investment guidelines governing institutional investors or where the investor is an investment banking firm or broker-dealer restricted from holding shares of a company whose securities it recently underwrote. These transactions may involve the substitution of cash in lieu of securities, and purchasers may be subject to a transaction fee of up to four times the standard Creation Transaction Fee. For more details, see the “Creation and Redemption of Creation Unit Aggregations” section in the SAI.

Redemption

Each Fund’s custodian makes available immediately prior to the opening of business of the Exchange each day, through the facilities of the NSCC, the list of the names and the numbers of shares of a Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to purchases of Creation Units if the Fund is rebalancing. Unless cash redemptions are available or specified for a particular Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable Redemption Transaction Fee (as defined below) and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, the redeeming shareholder will be required to arrange for a compensating cash payment to the Trust equal to the differential, plus the applicable Redemption Transaction Fee and, if applicable, any transfer taxes. For more details, see the “Creation and Redemption of Creation Unit Aggregations” section in the SAI.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the Closing Time in order to receive that day’s closing NAV per Share. Orders for select Funds (T-1 (T minus 1) Next Day International Market Orders), are to be placed after the listing exchange closing time and before the Fund’s established T-1 order window cut-off time, the latest being 5:30 PM Eastern Standard Time on any Business Day. Such orders, if accepted, will receive the next Business Day’s NAV per Creation Unit. In the case of custom orders, as further described in the SAI, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.

A redemption transaction fee (the “Redemption Transaction Fee”) is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process (through a DTC Participant) or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request. See also “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Dividends, Distributions and Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•	Your Fund makes distributions,
•	You sell your Shares listed on the Exchange, and
•	You purchase or redeem Creation Units.

Dividends and Distributions

Dividends and Distributions. Each Fund intends to elect and qualify to be treated each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Annual Statements. Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in October, November or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend.” At the time you purchase your Shares, the price of shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Taxes

Fund Distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of net capital gains that are properly reported by the Fund as capital gains dividends are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation to individual shareholders at long-term capital gain rates provided certain holding period and other requirements are met at both the shareholder and Fund levels.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you to be used as a foreign tax credit or deduction.

Taxes on Exchange-Listed Share Sales. A sale or exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. Your ability to deduct capital losses may be limited.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. Withholding is also imposed if the Internal Revenue Service (“IRS”) requires it. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Shares generally are subject to state and local taxes.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it would if it redeemed Creation Units in-kind.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and are subject to special U.S. tax certification requirements to avoid backup withholding or claim any treaty benefits. An exemption from U.S. withholding tax is permitted for distributions by a Fund to certain non-U.S. investors that are properly reported by the Fund as (1) capital gain dividends paid by a Fund from net capital gains, (2) short-term capital gain dividends paid from net short-term capital gains in excess of net long-term capital losses, and (3) interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains, including the proceeds from the sale of your Shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), ordinary dividends the Fund pays and, after December 31, 2018, the gross proceeds of share redemptions and certain capital gains dividends it pays to “foreign financial institutions” and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid IRS Form W-9 or IRS Form W-8BEN, respectively. No such withholding will occur with respect to a non-U.S. entity that timely provides the Fund with a valid IRS Form W-8BEN-E (or other applicable Form W-8) indicating the entity’s compliance with, or exemption from, FATCA. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this legislation to them.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund

Premium/Discount Information

NAV is the price per share at which a Fund issues and redeems Shares, and is calculated as described in the section of this Prospectus entitled “Net Asset Value.” The “Market Price” of a Fund generally is the market closing price on the Exchange on which a Fund is listed for trading. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund’s Market Price is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund’s Market Price is trading below the reported NAV, expressed as a percentage of the NAV.

Information showing the differences between the per share NAV of each Fund and the daily market prices on secondary markets for Shares of each Fund is available by visiting the Funds’ website at www.oppenheimerfunds.com.

Other Information

Distribution Plan

OFDI acts in a principal capacity as general distributor for the sale and distribution of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services, including but not limited to: (i) delivering copies of the current prospectus to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) facilitating communications with beneficial owners of Shares of the Funds; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

The Board has not authorized the Funds to pay the fees under the Plan at this time. However, in the event such fees are authorized in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Net Asset Value

The trading price of a Fund’s Shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors. BNY Mellon calculates each Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. Eastern time) every day the New York Stock Exchange is open (“Business Day”), except in the case of a scheduled early closing of the New York Stock Exchange, in which case the NAV will be calculated based on the value of the Fund's portfolio determined as of the New York Stock Exchange’s scheduled early closing time. NAV is calculated by deducting all of a Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Generally, common stocks and other equity securities (ADRs, GDRs, EDRs and Global Shares) are valued at the last sales price that day or, in the case of the NASDAQ, at the NASDAQ official closing price.

When price quotes are not readily available or are deemed unreliable, securities will be valued at fair value pursuant to procedures established by the Board of Trustees. In addition, fair valuation may be necessary where there are no securities trading in a particular country or countries on a Business Day. A Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which the Fund’s NAV is not calculated and on which the Fund does not transact sales, redemptions and exchanges of its Shares, such as when trading takes place in countries on days that are not a Business Day.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from published market valuations. Use of fair value prices could result in a difference between the prices used to calculate a Fund’s NAV and the published prices used by the Underlying Index, which, in turn, could result in a difference between a Fund’s performance and the performance of a Fund’s Underlying Index. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security will be materially different than the value that could be realized upon the sale of that security.

Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar deemed appropriate by a Fund. Use of a rate different from the rate used by the Underlying Index may adversely affect a Fund’s ability to track the Underlying Index.

Additional Notices

Other Investment Companies

For purposes of the 1940 Act, each Fund is treated as a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. Registered investment companies are permitted to invest in Shares of each Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust (the “Order”), including that such registered investment companies enter into a participation agreement with the Trust.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable federal securities laws. Because new Shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a “distribution,” as that term is used in the Securities Act of 1933, as amended (the “Securities Act”), may be occurring. Any individuals considered to be statutory underwriters with regard to a distribution are subject to prospectus delivery and liability provisions of the Securities Act. Therefore, broker-dealers and other persons are cautioned that some activities on their part, depending on the circumstances, may result in their being deemed participants in a distribution in a manner that could render such broker-dealers or other persons statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. Any determination of whether a person is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealer firms should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transactions) are generally required to deliver a prospectus. This is because the current prospectus delivery exemption in the Securities Act does not apply to these transactions. Certain other requirements must also be satisfied with regard to delivery of prospectuses to exchange members in transactions on a national securities exchange. For more information, see “Exchange Listing and Trading-Continuous Offering” in the SAI.

Counsel and Independent Registered Public Accounting Firm

[ ], serves as legal counsel to the Trust.

[ ], serves as independent registered public accounting firm of the Trust. [ ] audits the Funds’ financial statements and performs other related tax and audit services.

Financial Highlights

No financial information is presented for the Funds, as the Funds had not commenced investment operations as of the date of this Prospectus.

Information and Services

Statement of Additional Information. This document includes additional information about the Funds’ investment policies, risks, and operations. It is incorporated by reference into this prospectus (it is legally part of this prospectus).

Annual and Semi-Annual Reports. The Funds’ Annual and Semi-Annual Reports will provide additional information about the Funds’ investments and performance. The Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

How to Request More Information

You can request the above documents, the notice explaining the Trust’s privacy policy, and other information about the Trust, without charge, by:

Telephone:	Call OppenheimerFunds Services toll-free:
1.800.CALL OPP (1.800.225.5677)
Mail:	Use the following address for regular mail:
OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270

Use the following address for courier or express mail:
OppenheimerFunds Services 12100 East Iliff Avenue Suite 300 Aurora, Colorado 80014
Internet:	You may request documents, and read or download certain documents at
www.oppenheimerfunds.com

Information about the Trust including the Statement of Additional Information can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. Reports and other information about the Trust are available on the EDGAR database on the SEC’s website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC’s e-mail address: publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No one has been authorized to provide any information about the Trust or to make any representations about the Trust other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

Oppenheimer Revenue Weighted ETF Trust

Statement of Additional Information

Dated __, 2017

Oppenheimer Revenue Weighted ETF Trust (the “Trust”) is an open-end management investment company that currently offers shares in separate and distinct series, representing separate portfolios of investments (each individually referred to as a “Fund,” and collectively referred to as the “Funds”), each of which has its own investment objective. This Statement of Additional Information (“SAI”) relates solely to the following portfolios:

	Cusip	[ ] Exchange, Inc.
Oppenheimer [ ] Dynamic Factor ETF
Oppenheimer [ ] Dynamic Factor ETF
Oppenheimer International Dynamic Factor ETF
Oppenheimer Emerging Markets Dynamic Factor ETF

[______ (“______” or “Management”)] serves as the investment adviser to each Fund.

This SAI is not a prospectus and should be read only in conjunction with the Funds’ current Prospectus, dated [__], 2017. Copies of the Prospectus and the Annual Report for the Funds, when available, may be obtained by calling the Trust directly at 1.800.CALL OPP (1.800.225.5677) or visiting the Funds’ website at www.oppenheimerfunds.com/investors/funds/documents. The Prospectus contains more complete information about the Funds. You should read it carefully before investing.

Not FDIC Insured. May lose value. No bank guarantee.

General Information About The Trust………………………………………………………...
Exchange Listing and Trading…………………………………………………………………
Investment Strategies………………………………………………………………………….
Investment Restrictions………………………………………………………………………...
Management of the Trust……………………………….......................................................
Investment Advisory, Principal Underwriting and Other Service Arrangements…….....
Portfolio Transactions and Brokerage Commissions……………………………………….
Portfolio Turnover……………………………………………………………………………….
Capital Stock and Other Securities…………………………………………………………...
Creation and Redemption of Creation Unit Aggregations………………………………....
Taxes…………………………………………………………………………………………….
Determination of Net Asset Value…………………………………………………………….
Dividends and Distributions……………………………………………………………………
Financial Statements…………………………………………………………………………..
Appendix A………………………………………………………………………………………

GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust organized on December 15, 2006. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares (“Shares”) of separate series representing separate portfolios of investments. Oppenheimer [ ] Dynamic Factor ETF, Oppenheimer [ ] Dynamic Factor ETF, Oppenheimer International Dynamic Factor ETF and Oppenheimer Emerging Markets Dynamic Factor are [non-diversified] series of the Trust.

The Funds offer and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for (1) a portfolio of equity securities constituting a substantial replication, or representation, of the stocks included in the relevant Fund’s corresponding benchmark index (“Deposit Securities”) and (2) a cash payment referred to as the “Cash Component.”

The Funds’ Shares are listed on [ ] Exchange, Inc. (the “Exchange”), and trade at market prices. The market price for a Fund’s Shares may be different from its NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of [50,000] Shares or more with respect to Oppenheimer [ ] Dynamic Factor ETF and Oppenheimer [ ] Dynamic Factor ETF, and 100,000 Shares or more with respect to Oppenheimer International Dynamic Factor ETF and Oppenheimer Emerging Markets Dynamic Factor ETF. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section of this SAI. In each instance of such full cash creations or redemptions, the transaction fees imposed may be greater than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, (ii) the value of the underlying index on which a Fund is based is no longer calculated or available, (iii) the “approximate value” of a Fund, as described in “Share Trading Prices” of the Prospectus, is no longer calculated or available, or (iv) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell Shares of the Funds in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

Continuous Offering

Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to these requirements. For more detailed information see “Continuous Offering” in the Prospectus. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act of 1933, as amended (the “Securities Act”), a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

INVESTMENT STRATEGIES

In addition to the fundamental investment restrictions described below under “Investment Restrictions,” and the principal investment policies described in the Funds’ Prospectus, each Fund is subject to the following investment strategies, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval. Not every Fund will invest in all of the types of securities and financial instruments that are listed.

Depositary Receipts

American Depositary Receipts (“ADRs”) are negotiable U.S. securities that generally represent a non-U.S. company’s publicly traded equity. ADRs are publicly available to U.S. investors on U.S. stock exchanges. ADRs are treated in the same manner as other U.S. securities for clearance, settlement, transfer, and ownership purposes. ADRs can also represent debt securities or preferred stock.

An ADR is a negotiable U.S. security that generally represents a foreign company’s publicly traded equity or debt. ADRs are created when a broker purchases a non-U.S. company’s shares on its home stock market and delivers the shares to the depositary’s local custodian bank, and then instructs the depositary bank to issue depositary receipts. In addition, ADRs may also be purchased and sold in the U.S. secondary trading market, and may trade freely just like any other security on a stock exchange.

ADRs facilitate U.S. investor purchases of non-U.S. securities and allow non-U.S. companies to have their stock trade in the United States. ADRs permit U.S. investors to access the potential benefits of global diversification, while helping avoid the challenges presented when investing directly in local trading markets. These obstacles can include inefficient trade settlements, uncertain custody services and costly currency conversions. ADRs can help overcome many of the inherent operational and custodial hurdles of international investing. ADRs are also used to facilitate cross-border trading and to raise capital in global equity offerings or for mergers and acquisitions to U.S. and non-U.S. investors.

Currently, there are over 2,250 ADR programs for companies from over 70 countries. The establishment of an ADR program offers numerous advantages to non-U.S. companies. The primary reasons to establish an ADR program can be divided into two broad considerations: capital and commercial.

Advantages may include:

•	Expanded market share through broadened and more diversified investor exposure with potentially greater liquidity, which may increase or stabilize the share price.
•	Enhanced visibility and image for the company’s products, services and financial instruments in a marketplace outside its home country.
•	Flexible mechanism for raising capital and a vehicle or currency for mergers and acquisitions.
•	Enables employees of U.S. subsidiaries of non-U.S. companies to invest more easily in the parent company.

Increasingly, investors aim to diversify their portfolios internationally. However, obstacles such as undependable settlements, costly currency conversions, unreliable custody services, poor information flow, unfamiliar market practices, confusing tax conventions and internal investment policy may discourage institutions and private investors from venturing outside their local market. Many investors utilize ADRs as a means to diversify their portfolios globally. They may utilize ADRs because of the convenience, enhanced liquidity and cost effectiveness that ADRs offer compared to purchasing and safekeeping ordinary shares in the underlying issuer’s home country.

•	Other ADR advantages may include:
•	Quotation in U.S. dollars and payment of dividends or interest in U.S. dollars.
•	Diversification without many of the obstacles that exchange traded funds (“ETFs”), mutual funds, pension funds and other institutions may have in purchasing and holding securities outside of their local market.
•	Elimination of global custodian safekeeping charges.
•	Familiar trade, clearance and settlement procedures.
•	Competitive U.S. dollar/foreign exchange rate conversions for dividends and other cash distributions.
•	Ability to acquire the underlying securities directly upon cancellation.

ADR facilities may be unsponsored and sponsored. Unsponsored ADRs are issued by one or more depositaries in response to market demand, but without a formal agreement with the company. Sponsored ADRs may be issued in different levels, available in various trading markets, and are issued by one depositary appointed by the company under a deposit agreement or service contract. Sponsored ADRs offer control over the facility and the ability to raise capital. Available information concerning the issuers may not be as current for unsponsored depositary receipts as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

Companies that wish to list their ADRs on a U.S. stock exchange (the National Association of Securities Dealers Automated Quotations (“NASDAQ”), NYSE MKT or New York Stock Exchange (“NYSE”)), raise capital or make an acquisition using securities, use Sponsored Level II or Sponsored Level III Depositary Receipts. Level II and Level III Depositary Receipt programs require SEC registration and adherence to applicable requirements for U.S. GAAP. These types of ADRs can also be listed on some exchanges outside the United States. Level II Depositary Receipts are exchange-listed securities but do not involve raising new capital. Level III programs typically generate the most U.S. investor interest because capital is being raised. Generally, companies that choose either a Level II or Level III program will attract a significant number of U.S. investors.

An ADR is issued by a U.S. depositary bank when the underlying ordinary shares are deposited in the depositary bank’s local custodian bank in the company’s home market. The underlying ordinary shares are usually deposited by a broker who has purchased the underlying ordinary shares in the open market through its international offices or through a local broker in the company’s home market. On the same day that the shares are delivered to the local custodian bank, the local custodian notifies the U.S. depositary bank. After notification, ADRs are issued and delivered to the initiating broker, who then delivers the ADRs evidencing the local underlying shares to purchasing investors.

Alternatively, when a non-U.S. company completes an offering of new shares, part of which will be sold as ADRs in the U.S. or international market, the company will deliver the shares to the depositary bank’s local custodian at the time of the closing. The depositary bank will then issue the corresponding ADRs and deliver them to the members of the underwriting syndicate. With this pool of ADRs, a regular trading market commences where ADRs can then be issued, transferred or canceled.

Once ADRs are issued, they are tradable on a national stock exchange in the United States upon compliance with SEC regulations. Like other U.S. securities, they can be freely sold to other investors. ADRs may be sold to subsequent U.S. investors by simply transferring them from the existing ADR holder (seller) to another ADR holder (buyer); this is known as an intra-market transaction. An intra-market transaction is settled in the same manner as any other U.S. security purchase: in U.S. dollars on the third business day after the trade date and typically through The Depository Trust Company (“DTC”). Intra-market trading accounts for approximately 95 percent of all Depositary Receipt trading in the market today. Accordingly, the most important role of a depositary bank is that of Stock Transfer Agent and Registrar. It is therefore critical that the depositary bank maintain sophisticated stock transfer systems and operating capabilities.

When investors want to sell their ADRs, they notify their broker. The broker can either sell the ADR to another U.S. investor in the U.S. market through an intra-market transaction or sell the shares outside of the U.S., typically into the home market through a cross-border transaction. In cross-border transactions, brokers, either through their international offices or through a local broker in the company’s home market, will sell the shares back into the home market. To settle the trade, the U.S. broker will surrender the ADR to the depositary bank with instructions to deliver the shares to the buyer in the home market. The depositary bank will cancel the ADR and instruct the custodian to release the underlying shares and deliver them to the local broker who purchased the shares. The broker will arrange for the foreign currency to be converted into U.S. dollars for payment to the ADR holder. Additionally, the ADR holder would be able to request delivery of the actual shares at any time.

Once ADRs are issued and there are an adequate number of ADRs outstanding in the U.S. market (usually three percent to six percent of the company’s shares in ADR form), a true intra-market trading market emerges. Until this market develops, the majority of ADR purchases result in ADR issuances upon the deposit of shares. When executing an ADR trade, brokers seek to obtain the best price by comparing the ADR price in U.S. dollars to the dollar equivalent price of the actual shares in the home market. Brokers will buy or sell in the market that offers them the best price, and they can do so in three ways: by issuing a new ADR, transferring an existing ADR or canceling an ADR. The broker may also be holding an inventory of ordinary shares, in which case the local trading price is irrelevant. The continuous buying and selling of ADRs in either market tends to keep the price differential between the local and U.S. markets to a minimum. As a result, about 95 percent of ADR trading is done in the form of intra-market trading and does not involve the issuance or cancellation of an ADR.

The ADR certificate states the responsibilities of the depositary bank with respect to actions such as payment of dividends, voting at shareholder meetings, and handling of rights offerings.

The Funds may also invest in Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world. EDRs are receipts issued in Europe that evidence ownership of underlying securities issued by a foreign corporation. Generally, EDRs, in bearer form, are designed for use in European securities markets.

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities (see “Foreign Securities Risk”).

Foreign Securities Risk

An investment in a fund that invests in foreign securities involves risks similar to those of investing in portfolios of equity securities traded on non-U.S. exchanges. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in securities issued by issuers domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country’s currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in a fund that invests in foreign securities also involves certain risks and considerations not typically associated with investing in a fund whose portfolio contains exclusively securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and the risk of war. In the past, government policies have discouraged investments in certain foreign countries through economic sanctions, trade restrictions, taxation or other government actions. It is possible that such policies could be implemented in the future.

Many developed market countries have recently experienced significant economic pressures. Developed market countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. For example, companies in the financial services sector are subject to governmental regulation and, recently, government intervention, which may adversely affect the scope of their activities, the prices they can charge and amount of capital they must maintain. Recent dislocations in the financial sector and perceived or actual governmental influence over certain financial companies may lead to credit rating downgrades and as a result, impact, among other things, revenue growth for such companies. If financial companies experience a prolonged decline in revenue growth, certain developed countries that rely heavily on financial companies as an economic driver may experience a correlative slowdown. Recently, new concerns have emerged with respect to the economic health of certain developed countries. These concerns primarily stem from heavy indebtedness of many developed countries and their perceived inability to continue to service high debt loads without simultaneously implementing stringent austerity measures. Such concerns have led to tremendous downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Spending on health, health care and retirement pensions in most developed countries has risen dramatically over the last few years. Medical innovation, extended life expectancy and higher public expectations are likely to continue the increase in health care and pension costs. Any increase in health care and pension costs will likely have a negative impact on the economic growth of many developed countries. Certain developed countries rely on imports of certain key items, such as crude oil, natural gas, and other commodities. As a result an increase in demand for or price fluctuations of certain commodities may negatively affect developed country economies. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries. In addition, heavy regulation of, among others, labor and product markets may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Such risks, among others, may adversely affect the value of the fund’s investments.

Investments in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lack of financial reporting on a regular basis, substandard disclosure and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

Emerging market securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. In addition, brokerage and other costs associated with transactions in emerging markets securities markets can be higher, sometimes significantly, than similar costs incurred in securities markets in developed countries. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect the fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit a Fund’s investment in certain emerging countries and may increase the expenses of the fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.

Many emerging market countries lack the social, political, and economic stability characteristic of the United States. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

The Funds’ income and, in some cases, capital gains from foreign securities will be subject to applicable taxation in certain of the emerging market countries in which it invests, and treaties between the United States and such countries may not be available in some cases to reduce the otherwise applicable tax rates.

In the past, certain governments in emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs, which in the past have caused huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for, among other things, social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in those countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

Emerging markets also have different clearance and settlement procedures, and in certain of these emerging markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets, and thus may be subject to limited or no government oversight. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. The less developed a country’s securities market is, the greater the likelihood of custody problems. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because of the use of brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being lost. In addition, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. The Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation.

Foreign Currency Risk

Foreign investments are often denominated in currencies other than the U.S. dollar, which means that changes in the currency exchange rate will affect the value of those investments. Generally, when the U.S. dollar increases in value against a foreign currency, an investment denominated in that currency is worth less in U.S. dollars and when the U.S. dollar decreases in value against a foreign currency, an investment denominated in that currency is worth more in U.S. dollars. The Fund must compute its net asset value and its income in U.S. dollars and a change in the dollar value of a foreign currency will generally result in a change in the Fund’s net asset value or its investment income that is available for distribution to shareholders. Because a portion of the Fund’s investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, if any, and therefore the Fund will absorb the cost of currency fluctuations. Foreign currency losses that occur after the Fund has distributed any income may result in the Fund having made a distribution that was larger than its investment income during a particular fiscal period. In that case, the additional amount distributed would be classified as a return of capital to shareholders. The dollar value of foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Fund.

Cash and Short-Term Investments

A Fund may invest a portion of its assets, for cash management purposes, in short-term debt securities (including repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities, and banks and finance companies.

A Fund may invest a portion of its assets in shares issued by money market mutual funds for cash management purposes. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager pending investment of the Fund’s assets in portfolio securities.

Loans of Portfolio Securities

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. There is also a risk that a Fund may not be able to recall securities while they are on loan in time to vote proxies related to those securities.

Borrowing

Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within three days, to an extent that the asset coverage shall be at least 300%.

Illiquid Securities

A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Repurchase Agreements

When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

To the extent that repurchase agreements are considered to be loans, a Fund will not invest in repurchase agreements if, together with any other loans, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC.

Futures

Each Fund may enter into futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as the “initial margin.” This amount is maintained either with the futures commission merchant or in a segregated account at the Funds’ custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. A Fund also may effect futures transactions through futures commission merchants that are affiliated with [the Funds’ investment adviser] or the Fund in accordance with procedures adopted by the Board. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Regulatory Aspects of Derivatives and Hedging Instruments

As a result of recent amendments to rules under the Commodity Exchange Act (“CEA”) by the Commodity Futures Trading Commission (“CFTC”), the [investment adviser] must either operate within certain guidelines and restrictions with respect to each Fund’s use of futures, options on such futures, commodity options and certain swaps, or be subject to registration with the CFTC as a “commodity pool operator” (“CPO”) with respect to the Funds, and, upon the finalization of additional CFTC rules, be required to operate each Fund in compliance with certain disclosure, reporting, and recordkeeping requirements. Previously, the CFTC permitted unlimited futures transactions and options thereon, so long as a fund had claimed an exclusion from registration as a CPO, and swap contracts were not formerly regulated by the CFTC. Under the amended rules, the investment adviser of a registered investment company may claim an exemption from registration as a CPO only if the registered investment company that it advises uses futures contracts, options on such futures, commodity options and certain swaps solely for “bona fide hedging purposes,” or limits its use of such instruments for non-bona fide hedging purposes to certain de minimis amounts. While the [investment adviser] will be registered as a CPO under the CEA, the [investment adviser] currently intends to limit and monitor, consistent with internal compliance procedures, the Fund’s use of futures, options on such futures, commodity options and certain swaps in order to permit the Fund to continue to claim an exemption under the CFTC rules. As such, with respect to the management of the Fund, the [investment adviser] will not be subject to the disclosure, reporting and recordkeeping requirements under the CFTC rules.

Investment Company Securities

Securities of other investment companies may be acquired by a Fund to the extent that such purchases are consistent with the Fund’s investment objective and restrictions and are permitted under the 1940 Act. The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of a Fund’s total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. Certain exceptions to these limitations may apply, and the Funds may be able to rely on any future applicable SEC rules or orders that provide exceptions to these limitations. As a shareholder of another investment company, a Fund would bear, along with other shareholders, the Fund’s pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses that a Fund would bear in connection with its own operations.

Segregated Assets

When engaging in transactions that could be deemed to create a “senior security” under Section 18 of the 1940 Act, as interpreted by the SEC and its staff, a Fund will cause its administrator or custodian to earmark cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily. Any such assets and securities designated by the custodian on its records are referred to in this SAI as “Segregated Assets.” Such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

Asset Diversification Rebalancing

To qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), each Fund is subject to certain asset diversification requirements. In order to ensure the Funds so comply, each Fund’s underlying index (each an “Underlying Index” and, collectively, the “Underlying Indexes”) is subject to the following asset diversification requirements: (i) the weighted assets of any single constituent security measured on the quarterly rebalance date (a “Quarterly Qualification Date”), may not exceed 24.99% of the total assets of its Underlying Index; and (ii) with respect to 50% of the total assets of an Underlying Index, the weighted value of the constituent securities must be diversified so that no single constituent security measured on a Quarterly Qualification Date represents more than 4.99% of the total assets of its Underlying Index or more than 9.99% of the outstanding voting securities of its issuer.

Rebalancing the Underlying Indexes will be the responsibility of the Funds’ index provider, [________]. If shortly prior to a Quarterly Qualification Date, a constituent security (or two or more constituent securities) approaches the maximum allowable limits set forth above (the “Asset Diversification Limits”), the percentage that such constituent security (or constituent securities) represents in an Underlying Index will be reduced and the weighted value of such constituent security (or constituent securities) will be redistributed across the constituent securities that do not closely approach the Asset Diversification Limits.

[In addition, each Fund’s Underlying Index is subject to a cap of 5% on any one component security’s weighting. If shortly prior to a Quarterly Qualification Date, a constituent security (or two or more constituent securities) approaches the Underlying Index’s respective limit, the percentage that such constituent security (or constituent securities) represents in the Underlying Index will be reduced and the weighted value of such constituent security (or constituent securities) will be redistributed across the constituent securities that do not closely approach the Underlying Index’s respective limit in accordance with the same general methodology that is used for asset diversification purposes, as described above.]

Name Policies

Oppenheimer [ ] Dynamic Factor ETF, Oppenheimer [ ] Dynamic Factor ETF and Oppenheimer Emerging Markets Dynamic Factor ETF have each adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (the names rule) obligating it to commit, under normal market conditions, at least 80% of its assets to the type of securities suggested by the Fund’s name (the “80% Policy”). For purposes of the 80% Policy, “assets” include a Fund’s net assets, plus the amount of any borrowings for investment purposes. Each Fund will provide investors with at least 60 days’ notice prior to changes in the 80% Policy.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Funds may be prone to operational and informational security risks resulting from breaches in cyber security (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Funds’ operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Funds’ website (i.e., efforts to make network services unavailable to intended users). In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Funds’ systems.

Cyber security failures or breaches by the Funds’ affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both the Funds and shareholders, the inability of fund shareholders to transact business and the mutual funds to process transactions, inability to calculate a Fund’s net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in attempting to prevent any cyber incidents in the future. While the investment adviser has policies and procedures (and risk management systems) designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cyber security risks are also present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investments in such securities to lose value and may result in financial loss for Fund shareholders.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations listed below apply to a Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation. Each Fund may not:

(i)               Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(ii)             Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

(iii)           Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

(iv)            Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein and (ii) making, purchasing or selling real estate mortgage loans.

(v)             Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(vi)            Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.

(vii)          Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities of companies that purchase or sell commodities or invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities.

Non-Fundamental Restrictions. The Funds’ Board of Trustees can change non-fundamental policies without shareholder approval. However, shareholders will be given 60 days’ notice of changes to non-fundamental policies, and significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate. Each Fund has the following additional operating policy that is not “fundamental”:

Each Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on subparagraph (F) or (G) of Section 12(d)(1) of the 1940 Act.

MANAGEMENT OF THE TRUST

The Trust is governed by a Board of Trustees, which is responsible for overseeing the Trust. The Board is led by Robert J. Malone, a trustee who is not an “interested person” of the Trust, as that term is defined in the 1940 Act (an “Independent Trustee”). The Board meets periodically throughout the year to oversee the Trust’s activities, including to review its performance, oversee potential conflicts that could affect the Trust, and review the actions of the investment adviser. With respect to its oversight of risk, the Board, through its committees, relies on reports and information received from various parties, including the investment adviser, internal auditors, the Trust’s Chief Compliance Officer, the Trust’s outside auditors and Fund counsel. It is important to note that, despite the efforts of the Board and of the various parties that play a role in the oversight of risk, it is likely that not all risks will be identified or mitigated.

The Board has an Audit Committee, a Review Committee and a Governance Committee. Each of the Committees is comprised solely of Independent Trustees. The Board has determined that its leadership structure is appropriate in light of the characteristics and circumstances of the Trust because it allocates areas of responsibility among the committees in a manner that enhances the Board’s oversight.

Because the Fund has not yet completed its first fiscal year of operations, there is no information regarding the number of Audit Committee, Review Committee or Governance Committee meetings during the last fiscal year.

The members of the Audit Committee are Karen L. Stuckey (Chairman), Andrew J. Donohue, F. William Marshall, Jr. and James D. Vaughn. Subject to the ratification of the Board and shareholders (if applicable), the Audit Committee is responsible for the appointment, compensation and oversight of the work of the independent certified public accountants and auditors of each Fund or registered public accounting firm (also referred to as the “independent Auditors”) for the purpose of preparing or issuing audit reports and for all other services provided by the independent Auditors. Other main functions of the Audit Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Trust’s independent Auditors regarding the Trust’s internal accounting procedures and controls; (iii) reviewing reports regarding Fund operations that relate to accounting and financial reporting from Management’s Internal Audit Department; (iv) maintaining a direct line of communication and meeting with the Trust’s independent Auditors at least annually; (v) reviewing the independence of the Trust’s independent Auditors; and (vi) approving in advance the provision of any audit and/or non-audit services by the Trust’s independent Auditors, including tax services, that are not prohibited by the Sarbanes–Oxley Act of 2002, to the Trust, the investment adviser and certain affiliates of the investment adviser. The Audit Committee also reviews and considers the valuation of portfolio investments, including the procedures for the determination of the fair value of any such investments that do not have readily available market quotations.

The members of the Review Committee are Victoria J. Herget (Chairman), Jon S. Fossel, Richard F. Grabish and Beverly L. Hamilton. Among other duties, as set forth in the Review Committee’s Charter, the Review Committee reviews Fund performance and expenses, as well as oversees several of the Trust’s principal service providers and certain policies and procedures of the Trust. The Review Committee also reviews certain reports from and meets periodically with the Trust’s Chief Compliance Officer.

The members of the Governance Committee are Richard F. Grabish (Chairman), Jon S. Fossel, Beverly L. Hamilton, Karen L. Stuckey and James D. Vaughn. The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance Committee reviews and oversees Trust governance and the nomination of Trustees, including Independent Trustees. The Governance Committee has adopted a process for shareholder submission of recommendations for Trustee nominees. Shareholders may submit such recommendations for the Governance Committee’s consideration by mail to the Governance Committee in care of the Trust. Such recommendations should be accompanied by, at a minimum, (i) the name, address, and business, educational, and/or other pertinent background information of the person being recommended; (ii) a statement concerning whether the person is an “interested person” as defined in the 1940 Act; (iii) any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and (iv) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. The recommendation also can include any additional information which the person submitting it believes would assist the Governance Committee in evaluating the recommendation. The Governance Committee has not established specific qualifications that it believes must be met by a Trustee nominee. In evaluating Trustee nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board’s diversity. The Governance Committee may consider such persons at such time as it meets to consider possible nominees. The Governance Committee, however, reserves sole discretion to determine which candidates for Trustee it will recommend to the Board and the shareholders and it may identify candidates other than those submitted by shareholders. The Governance Committee may, but need not, consider the advice and recommendation of [the Funds’ investment adviser] or its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required. Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit correspondence electronically at www.oppenheimerfunds.com under the caption “contact us” or by mail to the Trust at the address on the front cover of this SAI.

Below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board member that led the Board to conclude that he or she should serve as a Trustee of the Trust.

Each Independent Trustee has served on the Board for the number of years listed below, during the course of which he or she has become familiar with the Trust’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations. Each Trustee’s outside professional experience is outlined in the table of Biographical Information, below.

Trustees and Officers of the Trust

Except for Mr. Steinmetz, each of the Trustees is an Independent Trustee. All of the Trustees are also trustees of the following Oppenheimer funds (referred to as “Denver Board Funds”):

Oppenheimer Capital Income Fund	Oppenheimer Senior Floating Rate Fund
Oppenheimer Corporate Bond Fund	Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer Emerging Markets Local Debt Fund	Oppenheimer SteelPath MLP Funds Trust:
Oppenheimer Global High Yield Fund	Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer Global Strategic Income Fund	Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer Integrity Funds:	Oppenheimer SteelPath MLP Income Fund
Oppenheimer Total Return Bond Fund	Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer International Bond Fund	Oppenheimer SteelPath Panoramic Fund
Oppenheimer Limited-Term Government Fund	Oppenheimer Variable Account Funds:
Oppenheimer Main Street Funds:	Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Main Street Fund	Oppenheimer Conservative Balanced Fund/VA
Oppenheimer Main Street Select Fund	Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Main Street Small Cap Fund	Oppenheimer Global Fund/VA
Oppenheimer Main Street Mid Cap Fund	Oppenheimer Global Multi-Alternatives Fund/VA
Oppenheimer Master Event-Linked Bond Fund, LLC	Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Master Inflation Protected Securities Fund, LLC	Oppenheimer Government Money Fund/VA
Oppenheimer Master Loan Fund, LLC	Oppenheimer International Growth Fund/VA
Money Markey Fund:	Oppenheimer Main Street Fund/VA
Oppenheimer Government Cash Reserves	Oppenheimer Main Street Small Cap Fund/VA
Oppenheimer Revenue Weighted ETF Trust:	Oppenheimer Total Return Bond Fund/VA
Oppenheimer Emerging Markets Revenue ETF	Oppenheimer Ultra-Short Duration Fund
Oppenheimer ESG Revenue ETF
Oppenheimer Global ESG Revenue ETF
Oppenheimer Global Revenue ETF
Oppenheimer Large Cap Revenue ETF
Oppenheimer International Revenue ETF
Oppenheimer Small Cap Revenue ETF
Oppenheimer Ultra Dividend Revenue ETF

Messrs. Edwards, Kennedy, Legg, O'Donnell, Petersen, Steinmetz, Sternhell and Yoder and Mss. Bullington, Burley, Foxson, LaFond, Lo Bessette, Miller, and Picciotto, who are officers of the Funds, hold the same offices with one or more of the other Denver Board Funds.

Present or former officers, directors, trustees and employees (and their immediate family members) of the Funds, the investment adviser and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by OppenheimerFunds Distributor, Inc. (“OFDI” or the “Distributor”). Present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the investment adviser and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of other Oppenheimer funds that offer Class Y shares.

The Funds are new, and as of the date of this SAI, the Trustees and officers of the Funds, as a group, do not own any shares of the Funds beneficially or of record.

None of the Independent Trustees (nor any of their immediate family members) owns securities of either the investment adviser or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the investment adviser or the Distributor.

Biographical Information. The Trustees and officers, their positions with the Funds, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The address of each Independent Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Each Trustee has served the Funds in the following capacities from the following dates:

Independent Trustees	Position(s)	Length of Service
Robert J. Malone	Board Chairman; Trustee	Since 2017
Andrew J. Donohue	Trustee	Since 2017
Jon S. Fossel	Trustee	Since 2017
Richard F. Grabish	Trustee	Since 2017
Beverly L. Hamilton	Trustee	Since 2017
Victoria J. Herget	Trustee	Since 2017
F. William Marshall, Jr.	Trustee	Since 2017
Karen L. Stuckey	Trustee	Since 2017
James D. Vaughn	Trustee	Since 2017
Interested Trustee
Arthur P. Steinmetz	Trustee	Since 2017

Independent Trustees

Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Directorships Held	Portfolios Overseen in Fund Complex
Robert J. Malone (1944) Chairman of The Board of Trustees	Chairman - Colorado Market of MidFirst Bank (since January 2015); Chairman of the Board (2012-2016) and Director (August 2005-March 2016) of Jones International University (educational organization); Trustee of the Gallagher Family Foundation (non-profit organization) (2000-2015); Chairman, Chief Executive Officer and Director of Steele Street Bank Trust (commercial banking) (August 2003-January 2015); Board of Directors of Opera Colorado Foundation (non-profit organization)(2008-2012); Director of Colorado UpLIFT (charitable organization) (1986-2010); Director of Jones Knowledge, Inc. (2006-2010); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004); Chairman of the Board (1991-1994) and Trustee (1985-1994) of Regis University; and Chairman of the Board (1990-1991) and Trustee (1984-1999) of Young Presidents Organization. Mr. Malone has served on the Boards of certain Oppenheimer funds since 2002, during which time he has become familiar with the Funds’ (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board's deliberations.	42
Andrew J. Donohue (1950) Trustee	Chief of Staff of the U.S. Securities and Exchange Commission (regulator) (June 2015-February 2017); Managing Director and Investment Company General Counsel of Goldman Sachs (investment bank) (November 2012-May 2015); Partner at Morgan Lewis & Bockius, LLP (law firm) (March 2011-October 2012); Director of the Division of Investment Management of U.S. Securities and Exchange Commission (regulator) (May 2006-November 2010); Global General Counsel of Merrill Lynch Investment Managers (investment firm) (May 2003-May 2006; General Counsel (October 1991-November 2001) and Executive Vice President (January 1993-November 2001) of OppenheimerFunds, Inc. (investment firm) (June 1991-November 2001). Mr. Donohue has served on the Boards of certain Oppenheimer funds since 2017, during which time he has become familiar with the Fund’s (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	42
Jon S. Fossel (1942) Trustee	Chairman of the Board of Jack Creek Preserve Foundation (non-profit organization) (since March 2005); Director of Jack Creek Preserve Foundation (non-profit organization) (March 2005-December 2014); Chairman of the Board (2006-December 2011) and Director (June 2002-December 2011) of UNUMProvident (insurance company); Director of Northwestern Energy Corp. (public utility corporation) (November 2004-December 2009); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (nonprofit organization) (February 1998-February 2003 and February 2005-February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the OppenheimerFunds, Inc.; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of OppenheimerFunds, Inc.), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Mr. Fossel has served on the Boards of certain Oppenheimer funds since 1990, during which time he has become familiar with the Funds’ (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	42
Richard F. Grabish (1948) Trustee	Formerly Senior Vice President and Assistant Director of Sales and Marketing (March 1997-December 2007), Director (March 1987-December 2007) and Manager of Private Client Services (June 1985-June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB (March 2001-December 2007); President and Vice Chairman of A.G. Edwards Trust Company, FSB (investment adviser) (April 1987-March 2001); President of A.G. Edwards Trust Company, FSB (investment adviser) (June 2005-December 2007). Mr. Grabish has served on the Boards of certain Oppenheimer funds since 2001, during which time he has become familiar with the Funds’ (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	42
Beverly L. Hamilton (1946) Trustee	Trustee of Monterey Institute for International Studies (educational organization) (2000-2014); Board Member of Middlebury College (educational organization) (December 2005-June 2011); Chairman (2010-2016) of American Funds' Emerging Markets Growth Fund, Inc. (mutual fund); Director of The California Endowment (philanthropic organization) (April 2002-April 2008); Director (February 2002-2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005) and Vice Chairman (2006-2009) of American Funds' Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001-2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Ms. Hamilton has served on the Boards of certain Oppenheimer funds since 2002, during which time she has become familiar with the Funds’ (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	42
Victoria J. Herget (1951) Trustee	Board Chair (2008-2015) and Director (2004-Present), United Educators (insurance company); Trustee (since 2000) and Chair (since 2010), Newberry Library (independent research library); Trustee, Mather LifeWays (senior living organization) (since 2001); Independent Director of the First American Funds (mutual fund family) (2003-2011); former Managing Director (1993-2001), Principal (1985-1993), Vice President (1978-1985) and Assistant Vice President (1973-1978) of Zurich Scudder Investments (investment adviser) (and its predecessor firms); Trustee (1992-2007), Chair of the Board of Trustees (1999-2007), Investment Committee Chair (1994-1999) and Investment Committee member (2007-2010) of Wellesley College; Trustee, BoardSource (non-profit organization) (2006-2009) and Chicago City Day School (K-8 School) (1994-2005). Ms. Herget has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Funds’ (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	42
F. William Marshall, Jr. (1942) Trustee	Trustee Emeritus of Worcester Polytech Institute (WPI) (private university) (since 2009); Formerly, Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (1996-2015), MML Series Investment Fund (investment company) (1996-2015) and Mass Mutual Premier Funds (investment company) (January 2012-December 2015); President and Treasurer of the SIS Funds (private charitable fund) (January 1999-March 2011); Former Trustee of WPI (1985-2008); Former Chairman of the Board (2004-2006) and Former Chairman of the Investment Committee of WPI (1994-2008); Chairman of SIS Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999); and Former President and Chief Executive Officer of SIS Bancorp. (1993-1999). Mr. Marshall has served on the Boards of certain Oppenheimer funds since 2000, during which time he has become familiar with the Funds’ (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	42
Karen L. Stuckey (1953) Trustee	Member (since May 2015) of Desert Mountain Community Foundation Advisory Board (non-profit organization); Partner (1990-2012) of PricewaterhouseCoopers LLP (professional services firm) (held various positions 1975-1990); Trustee (1992-2006); member of Executive, Nominating and Audit Committees and Chair of Finance Committee (1992-2006), and Emeritus Trustee (since 2006) of Lehigh University; and member, Women’s Investment Management Forum (professional organization) since inception. Ms. Stuckey has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Funds’ (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	42
James D. Vaughn (1945) Trustee	Retired; former managing partner (1994-2001) of Denver office of Deloitte & Touche LLP, (held various positions 1969-1993); Trustee and Chairman of the Audit Committee of Schroder Funds (2003-2012); Board member and Chairman of Audit Committee of AMG National Trust Bank (since 2005); Trustee and Investment Committee member, University of South Dakota Foundation (since 1996); Board member, Audit Committee Member and past Board Chair, Junior Achievement (since 1993); former Board member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network. Mr. Vaughn has served on the Boards of certain Oppenheimer funds since 2012, during which time he has become familiar with the Funds’ (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	42

Mr. Steinmetz is an “Interested Trustee” because he is affiliated with [the Funds’ investment adviser] by virtue of his positions as President of and chairman and director of OFI Global Asset Management, Inc. Both as a Trustee and as an officer, Mr. Steinmetz serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Steinmetz’s address is 225 Liberty Street, New York, New York 10281-1008.

Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Directorships Held	Portfolios Overseen in Fund Complex
Arthur P. Steinmetz (1958), Trustee, President and Principal Executive Officer	Chairman of the OppenheimerFunds, Inc. (since January 2015); CEO and Chairman of OFI Global Asset Management, Inc. (since July 2014), President of OFI Global Asset Management, Inc. (since May 2013), a Director of OFI Global Asset Management, Inc. (since January 2013), Director of OppenheimerFunds, Inc. (since July 2014), President, Management Director and CEO of Oppenheimer Acquisition Corp. (OppenheimerFunds, Inc.’s parent holding company) (since July 2014), and President and Director of OFI SteelPath, Inc. (since January 2013). Chief Investment Officer of the OppenheimerFunds advisory entities from (January 2013- December 2013); Executive Vice President of OFI Global Asset Management, Inc. (January 2013-May 2013); Chief Investment Officer of OppenheimerFunds, Inc. (October 2010-December 2012); Chief Investment Officer, Fixed-Income, of OppenheimerFunds, Inc. (April 2009-October 2010); Executive Vice President of OppenheimerFunds, Inc. (October 2009-December 2012); Director of Fixed Income of OppenheimerFunds, Inc. (January 2009-April 2009); and a Senior Vice President of OppenheimerFunds, Inc. (March 1993-September 2009).	99

The addresses of the officers in the charts below are as follows: for Messrs. Edwards, Steinmetz, and Sternhell and Mss. Lo Bessette, Foxson and Picciotto, 225 Liberty Street, New York, New York 10281, for Messrs. Kennedy, Legg, O’Donnell, Petersen and Yoder and Mss. Bullington, Burley, LaFond and Miller, 6803 S. Tucson Way, Centennial, Colorado 80112. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Each of the Officers has served the Funds in the following capacities from the following dates:

	Position(s)	Length of Service
[ ]	Vice President	Since 2017
Arthur P. Steinmetz	Trustee, President and Principal Executive Officer	Since 2017
Mary Ann Picciotto	Chief Compliance Officer and Chief AML Officer	Since 2017
Jennifer Foxson	Vice President and Chief Business Officer	Since 2017
Brian Petersen	Treasurer and Principal Financial and Accounting Officer	Since 2017
Stephanie Bullington	Assistant Treasurer	Since 2017
Julie Burley	Assistant Treasurer	Since 2017
James Kennedy	Assistant Treasurer	Since 2017
Mathew O’Donnell	Assistant Treasurer	Since 2017
Jan Miller	Assistant Treasurer	Since 2017
Cynthia Lo Bessette	Secretary and Chief Legal Officer	Since 2017
Taylor V. Edwards	Assistant Secretary	Since 2017
Randy G. Legg	Assistant Secretary	Since 2017
Michael Sternhell	Assistant Secretary	Since 2017
John Yoder	Assistant Secretary	Since 2017
Gloria J. LaFond	Blue Sky Officer	Since 2017

Other Information About the Officers of the Funds

Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years:	Portfolios Overseen in Fund Complex
[ ]	[ ]	[ ]
Mary Ann Picciotto (1973) Chief Compliance Officer and Chief Anti-Money Laundering Officer	Senior Vice President and Chief Compliance Officer of OFI Global Asset Management, Inc. (since March 2014); Chief Compliance Officer of Sub-Adviser, OFI SteelPath, Inc., OFI Global Trust Company, OFI Global Institutional, Inc., Oppenheimer Real Asset Management, Inc., OFI Private Investments, Inc., Harborview Asset Management Corporation, Trinity Investment Management Corporation, and Shareholder Services, Inc. (since March 2014); Chief Compliance Officer of VTL (since December 2015); Managing Director of Morgan Stanley Investment Management Inc. and certain of its various affiliated entities; Chief Compliance Officer of various Morgan Stanley Funds (May 2010-January 2014); Chief Compliance Officer of Morgan Stanley Investment Management Inc. (April 2007-January 2014).	99
Jennifer Foxson (1969) Vice President and Chief Business Officer	Senior Vice President of OppenheimerFunds Distributor, Inc. (since June 2014); Vice President of OppenheimerFunds Distributor, Inc. (April 2006-June 2014); Vice President of OppenheimerFunds, Inc. (January 1998-March 2006); Assistant Vice President of OppenheimerFunds, Inc. (October 1991-December 1998).	99
Brian S. Petersen (1970) Treasurer and Principal Financial & Accounting Officer	Senior Vice President of OFI Global Asset Management, Inc. (since January 2017); Vice President of OFI Global Asset Management, Inc. (January 2013-January 2017); Vice President of Sub-Adviser (February 2007-December 2012); Assistant Vice President of Sub-Adviser (August 2002-2007).	99
Stephanie Bullington (1977) Assistant Treasurer	Vice President of OFI Global Asset Management, Inc. (since February 2014); Vice President of OFI Global Asset Management, Inc. (January 2013-September 2013); Vice President of OppenheimerFunds, Inc. (January 2010-December 2012); Assistant Vice President of OppenheimerFunds, Inc. (October 2005-January 2010).	99
Julie Burley (1981) Assistant Treasurer	Vice President of OFI Global Asset Management, Inc. (since October 2013). Previously held the following positions at Deloitte & Touche: Senior Manager (September 2010-October 2013), Manager (September 2008-August 2010), and Audit Senior (September 2005-August 2008).	99
James Kennedy (1958) Assistant Treasurer	Senior Vice President of OFI Global Asset Management, Inc. (since January 2013); Senior Vice President of OppenheimerFunds, Inc. (September 2006-December 2012).	99
Jan Miller (1963) Assistant Treasurer	Vice President of OFI Global Asset Management, Inc. (since January 2014); Assistant Vice President of OFI Global Asset Management, Inc. (January 2013-January 2014); Assistant Vice President of OppenheimerFunds, Inc. (2005-December 2012); Assistant Vice President in OppenheimerFunds, Inc.’s Fund Accounting department (November 2004 to March 2006).	99
Mathew O’Donnell (1967) Assistant Treasurer	Vice President of OFI Global Asset Management, Inc. (since January 2013); Vice President of OppenheimerFunds, Inc. (January 2008-December 2012); Accounting Policy Director of OppenheimerFunds, Inc. (May 2007-March 2012).	99
Cynthia Lo Bessette (1969) Secretary and Chief Legal Officer	Executive Vice President, General Counsel and Secretary of OFI Global Asset Management, Inc. (since February 2016); Chief Legal Officer of OppenheimerFunds, Inc. and the Distributor (since February 2016); Vice President, General Counsel and Secretary of Oppenheimer Acquisition Corp. (since February 2016); General Counsel of OFI SteelPath, Inc., VTL Associates, LLC and Index Management Solutions, LLC (since February 2016); Chief Legal Officer of OFI Global Institutional, Inc., HarbourView Asset Management Corporation, OFI Global Trust Company, Oppenheimer Real Asset Management, Inc., OFI Private Investments Inc., Shareholder Services, Inc. and Trinity Investment Management Corporation (since February 2016); Senior Vice President and Deputy General Counsel (March 2015-February 2016) and Executive Vice President, Vice President, Corporate Counsel (February 2012-March 2015) and Deputy Chief Legal Officer (April 2013-March 2015) of Jennison Associates LLC; Assistant General Counsel (April 2008-September 2009) and Deputy General Counsel (October 2009-February 2012) of Lord Abbett & Co. LLC.	99
Randy G. Legg (1965) Assistant Secretary	Vice President and Senior Counsel of OFI Global Asset Management, Inc. (since January 2013); Vice President (June 2005-December 2012) and Senior Counsel (March 2011-December 2012) of OppenheimerFunds, Inc.; Associate Counsel (January 2007-March 2011) of OppenheimerFunds, Inc.	99
Taylor V. Edwards (1967) Assistant Secretary	Senior Vice President and Managing Counsel of OFI Global Asset Management, Inc. (since January 2017); Vice President and Senior Counsel of OFI Global Asset Management, Inc. (January 2013-January 2017); Vice President (February 2007-December 2012) and Senior Counsel (February 2012-December 2012) of OppenheimerFunds, Inc.; Associate Counsel (May 2009-January 2012); Assistant Vice President (January 2006-January 2007) and Assistant Counsel (January 2006-April 2009) of OppenheimerFunds, Inc.	99
Michael J. Sternhell (1975) Assistant Secretary	Senior Vice President and Managing Counsel of OFI Global Asset Management, Inc. (since February 2015); Vice President and Associate Counsel of OFI Global Asset Management, Inc. (January 2013-January 2015); Vice President and Associate Counsel (June 2011-December 2012) of OppenheimerFunds, Inc.	99
John Yoder (1975) Assistant Secretary	Vice President and Assistant Counsel of OFI Global Asset Management, Inc. (since January 2013); Vice President and Assistant Counsel (July 2011-December 2012) of OppenheimerFunds, Inc.	99
Gloria J. LaFond (1945) Blue Sky Officer	Assistant Vice President of OFI Global Asset Management, Inc. (since January 2013); Assistant Vice President (January 2006-December 2012) of OppenheimerFunds, Inc.	99

Trustee Share Ownership. The chart below shows information about each Trustee’s beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of Funds (“Supervised Funds”).

As of December 31, 2016

Name of Trustee	Dollar Range of Shares Beneficially Owned in Oppenheimer [ ] Dynamic Factor ETF	Dollar Range of Shares Beneficially Owned in Oppenheimer [ ] Dynamic Factor ETF	Dollar Range of Shares Beneficially Owned in Oppenheimer International Dynamic Factor ETF	Dollar Range of Shares Beneficially Owned in Oppenheimer Emerging Markets Dynamic Factor ETF	Aggregate Dollar Range Of Shares Beneficially Owned in Supervised Funds
Independent Trustees
Andrew J. Donohue	N/A	N/A	N/A	N/A	Over $100,000
Jon S. Fossel	N/A	N/A	N/A	N/A	Over $100,000
Richard F. Grabish	N/A	N/A	N/A	N/A	Over $100,000
Beverly L. Hamilton	N/A	N/A	N/A	N/A	Over $100,000
Victoria J. Herget	N/A	N/A	N/A	N/A	Over $100,000
Robert J. Malone	N/A	N/A	N/A	N/A	Over $100,000
F. William Marshall, Jr.	N/A	N/A	N/A	N/A	Over $100,000
Karen L. Stuckey	N/A	N/A	N/A	N/A	Over $100,000
James D. Vaughn	N/A	N/A	N/A	N/A	Over $100,000
Interested Trustee
Arthur P. Steinmetz	N/A	N/A	N/A	N/A	Over $100,000

Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with OFI Global Asset Management, Inc., receive no salary or fee from the Funds. The Funds began operations as of the date of this SAI. The amounts shown below for the Independent Trustees' compensation from the Funds are estimated amounts for serving as a Trustee and member of a committee (if applicable), with respect to each Fund's current fiscal year ending [June 30, 2017]. The total compensation from the Funds and fund complex represents compensation for serving as a Trustee and member of a committee (if applicable) of the Boards of the Funds and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2016.

Name and Other Fund Position(s) (as applicable)	Aggregate Estimated Compensation from Oppenheimer [ ] Dynamic Factor ETF(1)	Aggregate Estimated Compensation from Oppenheimer [ ] Dynamic Factor ETF (1)	Aggregate Estimated Compensation from Oppenheimer International Dynamic Factor ETF(1)	Aggregate Estimated Compensation from Oppenheimer Emerging Markets Dynamic Factor ETF(1)	Total Compensation from the Funds and Fund Complex(2)
	Fiscal year ended June 30, 2017	Fiscal year ended June 30, 2017	Fiscal year ended June 30, 2017	Fiscal year ended June 30, 2017	Year ended December 31, 2016
Robert J. Malone(3) Chairman of the Board	$[ ]	$[ ]	$[ ]	$[ ]	$
Andrew J. Donohue Audit Committee Member	$	$	$	$	$
Jon S. Fossel Review Committee Member and Governance Committee Member	$	$	$	$	$
Richard F. Grabish Governance Committee Chairman and Review Committee Member	$	$	$	$	$
Beverly L. Hamilton Governance Committee Member and Review Committee Member	$[4]	$[4]	$[4]	$[4]	$
Victoria J. Herget Review Committee Chairman	$	$	$	$	$
F. William Marshall, Jr. Audit Committee Member	$	$	$	$	$
Karen L. Stuckey Audit Committee Chairman and Governance Committee Member	$	$	$	$	$
James D. Vaughn Audit Committee Member and Governance Committee Member	$	$	$	$	$

1.       “Aggregate Compensation from the Fund” includes fees and deferred compensation, if any.

2.       In accordance with SEC regulations, for purposes of this section only, “Fund Complex” includes the Oppenheimer Funds, the MassMutual Institutional Funds, the MassMutual Select Funds and the MML Series Investment Fund, the investment adviser for which is the indirect parent company of the Fund’s Manager. The Manager also serves as the Sub-Adviser to the following: MassMutual Premier International Equity Fund, MassMutual Premier Main Street Fund, MassMutual Premier Strategic Income Fund, MassMutual Premier Capital Appreciation Fund, and MassMutual Premier Global Fund. The Manager does not consider MassMutual Institutional Funds, MassMutual Select Funds and MML Series Investment Fund to be part of the Oppenheimer Funds’ “Fund Complex” as that term may be otherwise interpreted.

3.       Mr. Malone began serving as Chairman of the Board effective August 24, 2016.

Compensation Deferral Plan. The Board of Trustees has adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based on the amount of compensation deferred and the performance of the selected funds.

Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

Control Persons and Principal Holders of Securities

The Funds are new, and as of the date of this SAI, no person owned, of record or beneficially, 5% or more of the Funds’ outstanding Shares.

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS

Investment Adviser

___________________________________, serves as the investment adviser to the Funds. _________ is a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI”). OFI is wholly-owned by Oppenheimer Acquisition Corp., a holding company primarily owned by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services company. __________ is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

_________________ provides investment advisory services to each Fund pursuant to the Investment Advisory Agreement between the Trust and ___________, as amended (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Trust employs ________ generally to manage the investment and reinvestment of the assets of the Funds. Pursuant to the Advisory Agreement, each Fund pays_____________ a fee for managing the Fund’s investments that are calculated as a percentage of the Fund’s assets under management.

As of the date of this SAI, each Fund is a new fund that has not yet completed its first fiscal year, and therefore, has not paid management fees to _____________ under the Advisory Agreement.

[_________] owns the [ ] OFI Dynamic Factor Index, [ ] OFI Dynamic Factor Index, [ ] OFI Dynamic Factor Index and [ ] Emerging OFI Dynamic Factor Index. [ ] licenses the use of the methodology to OFI, which then sublicenses the methodology to the relevant Fund.

Portfolio Managers

Portfolio Managers. The Funds are managed by a team of investment professionals including ____________________ (each is referred to as a “Portfolio Manager” and collectively they are referred to as the “Portfolio Managers”) who are responsible for the day-to-day management of the Funds’ investments.

Other Accounts Managed. In addition to managing the Funds’ investment portfolios, the members of the portfolio management team also manage other investment portfolios and other accounts on behalf of ______ or its affiliates. The following table provides information regarding those other portfolios and accounts as of ________, 2017. No portfolio or account has an advisory fee based on performance:

Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed[1]	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed[2]	Other Accounts Managed	Total Assets in Other Accounts Managed[2,3]

1.	In billions.
2.	In millions.
3.	Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

As indicated above, a portfolio manager may also manage other funds and accounts. At different times, a portfolio manager may manage other funds or accounts with investment objectives and strategies similar to, or different from, those of the Fund. At times, those responsibilities could potentially conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund’s investment objectives and strategies. For example, a portfolio manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by ______ have the same management fee. If the management fee structure of another fund or account is more advantageous to ______ than the fee structure of the Fund, ______ could have an incentive to favor the other fund or account. However, _______compliance procedures and Code of Ethics recognize ______ obligation to treat all of its clients, including the Funds, fairly and equitably, and are designed to preclude a portfolio manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

Compensation. [To be added by Amendment]

______ portfolio managers responsible for managing Funds are paid by ______ and not by the Funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of Funds and other accounts. Fund portfolio managers are also eligible for the standard 401k retirement benefits and health and welfare benefits available to all ______ employees.

Ownership of Fund Shares. As of the date of this SAI, ___________ do not own shares of the Funds.

Administrator and Fund Accountant

[ ] serves as Administrator and Fund Accountant for the Funds. Its principal address is [ ]. Under the Fund Administration and Accounting Agreement with the Trust, [ ] provides necessary administrative, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, [ ] makes available the office space, equipment, personnel and facilities required to provide such services. As compensation for the foregoing services, [ ] receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

Each Fund is a new fund that has not yet completed its first fiscal year, and therefore, the Funds have not paid fund administration or accounting fees to [ ] under the Fund Administration and Accounting Agreement.

Custodian and Transfer Agent

[ ] also serves as custodian for the Funds pursuant to a Custody Agreement. Under the Custody Agreement with the Trust, [ ] maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by [ ] and to make payments for securities purchased by the Trust for each Fund.

As compensation for the foregoing services, [ ] receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

The Funds participate in a securities lending program under which the Funds’ custodian lends Fund portfolio securities to qualified institutional investors that post appropriate collateral. Under the program, the Funds’ custodian receives a portion of the interest earned on any reinvested collateral as an offset for the costs of the program.

Pursuant to a Transfer Agency and Services Agreement with the Trust, [ ] acts as transfer agent for each Fund’s authorized and issued Shares, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, [ ] receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

Distributor

The Distributor, OFDI, located at 225 Liberty Street, New York, NY 10281, is the principal underwriter of the Funds’ Shares and distributes Fund Shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Unit Aggregations.” The Distributor has no obligation to sell any specific quantity of Fund Shares. The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or the Funds. The Distributor is not affiliated with any stock exchange. ________, at its expense, may pay the Distributor a fee for certain distribution-related services. The Distributor does not receive any underwriting commissions for the sale of Fund Shares.

OFDI may make payments to broker-dealers and other financial intermediaries for services provided and expenses incurred in connection with the distribution, marketing and promotion of Fund Shares. These payments will be made by OFDI and not from the resources of the Funds. Payments may be made to financial intermediaries that (1) provide access to financial intermediaries' platform or to their sales force; (2) develop new products that feature, market or otherwise promote the Funds; (3) allow customers to buy and sell Fund Shares without paying a commission or other transaction charge; and/or (4) provide data and reporting relating to sales of the Funds. Payments of the type described above are sometimes referred to as revenue-sharing or marketing payments. These payments may create conflicts of interest between the financial intermediary and its clients by incentivizing the financial intermediary to recommend the Funds. Further, OFDI may make payments to certain financial intermediaries related to educational efforts regarding exchange-traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, as well as the development of technology platforms and reporting systems.

Calculation Agent

____________________, serves as calculation agent for the Underlying Indexes. [ ] has entered into a contractual agreement with OFI (which is authorized to sublicense any necessary rights to __________) under which ______ will be primarily responsible for Index maintenance, calculation, dissemination and reconstitution activities. OFI compensates ______ from its own resources.

Counsel

[ ], serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm

____________ serves as independent registered public accounting firm of the Trust. _______ audits the Funds’ financial statements and performs other related tax and audit services.

Rule 12b-1 Plan

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) to compensate persons who provide certain marketing or distribution-related services for the Funds. The Plan provides for payments at an annual rate of up to 0.25% of each Fund’s average daily net assets.

Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made, as applicable.

The Plan was adopted in order to permit the implementation of each Fund’s method of distribution. However, the Board has not authorized the Funds to pay fees under the Plan at this time.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, ______ relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement the Trust’s policies, ______ effects transactions with those brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. Subject to the foregoing, in choosing brokers to execute portfolio transactions for the Funds, ______ may consider a broker’s willingness (as an Authorized Participant (as defined below)) to accommodate Creation Unit create and redeem transactions that minimize capital gains for the Funds in connection with the quarterly rebalancings/reconstitutions of the Funds. ______ may also select brokers that provide brokerage and/or research services (“Soft Dollar Products”) to the Funds and/or the other accounts over which ______ has investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that ______, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), ______ must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or ______’s overall responsibilities with respect to the accounts as to which it exercises investment discretion.” The services provided by the broker also must lawfully and appropriately assist ______ in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a broker commissions higher than those available from another broker in recognition of the broker’s provision of Soft Dollar Products to ______.

______ may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research.

______ faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because ______ is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces ______ expenses to the extent that ______ would have purchased such products had it not been provided by brokers. Section 28(e) permits ______ to use Soft Dollar Products for the benefit of any account it manages. Certain ______-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other accounts managed by ______ or its affiliates, effectively cross subsidizing the other ______-managed accounts that benefit directly from the product. ______ may not necessarily use all of the Soft Dollar Products in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

______ assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by a Fund and one or more other investment companies or clients supervised by ______ are considered at or about the same time, transactions in such securities may be allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by ______. In some cases, this procedure could have a detrimental effect on the price or volume of a security purchased or sold for the Funds. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds.

The Funds primarily incur brokerage commissions in connection with the quarterly rebalancings/reconstitutions of the Funds. The magnitude of the rebalancings/reconstitutions will vary depending on such factors as changes in the composition of an Underlying Index, changes in the related revenues of the constituent companies and changes in the size of a Fund.

Because each Fund has not completed its first fiscal year, no Fund paid brokerage commissions during the last three years.

Because each Fund has not completed its first fiscal year, no Fund acquired securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents.

Portfolio Holding Disclosure Policies and Procedures

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of each Fund.

Proxy Voting Policy

The Board has delegated to ______ the responsibility to vote proxies with respect to the portfolio securities held by the Funds. ______ has adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority. ______ has engaged Institutional Shareholder Services, Inc. (“ISS”) as its proxy voting agent and has authorized ISS to vote proxies with respect to securities held in client accounts in accordance with ISS recommendations. When available, information on how ______ voted proxies on behalf of the Funds relating to portfolio securities during the most recent 12-month (or shorter, as applicable) period ended June 30 may be obtained (i) without charge, upon request, by calling 1-888-854-8181; and (ii) on the SEC’s website at http://www.sec.gov. ______ Proxy Voting Policies and Procedures are included as Appendix A to this SAI.

Codes of Ethics

The Funds, ______, OFI Global Asset Management, Inc., OppenheimerFunds, Inc., and OppenheimerFunds Distributor, Inc. have a Code of Ethics. It is designed to detect and prevent improper personal trading by portfolio managers and certain other employees ("covered persons") that could compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and/or other funds advised by ______ and OFI Global Asset Management, Inc. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by ______, OFI Global Asset Management, Inc., OppenheimerFunds, Inc., and OppenheimerFunds Distributor, Inc.

The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC. It can be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's website at www.sec.gov and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.

PORTFOLIO TURNOVER

Because the Funds are rebalanced and/or reconstituted quarterly, the Funds may experience portfolio turnover in excess of 100%. No Fund had commenced operations as of the date of this SAI.

CAPITAL STOCK AND OTHER SECURITIES

Each Fund is authorized to issue an unlimited number of Shares of beneficial interest without par value. Each Share of beneficial interest represents an equal proportionate interest in the assets and liabilities of a Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.

Under Delaware law, the Trust is not required to, and the Trust does not presently intend to, hold regular annual meetings of shareholders. Meetings of the shareholders of one or more of the Funds may be held from time to time to consider certain matters, including changes to a Fund’s fundamental investment policies, changes to the Management Agreement and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with proportionate voting for fractional Shares. The Shares of a Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the Shares of a Fund into a greater or lesser number of Shares so affected. In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder’s percentage ownership, in the distribution of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders, all Shares shall vote in the aggregate without differentiation between the Shares of the separate Funds or separate classes, if any, provided that (i) with respect to any matter that affects only the interests of some but not all Funds, then only the Shares of such affected Funds, voting separately, shall be entitled to vote on the matter, (ii) with respect to any matter that affects only the interests of some but not all classes, then only the Shares of such affected classes, voting separately, shall be entitled to vote on the matter; and (iii) notwithstanding the foregoing, with respect to any matter as to which the 1940 Act or other applicable law or regulation requires voting by Fund or by class, then the Shares of the Trust shall vote as prescribed in that law or regulation.

Book Entry Only System. The following information supplements and should be read in conjunction with the section of the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, NYSE MKT and the Financial Industry Regulatory Authority. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares. No Beneficial Owner shall have the right to receive a certificate representing such Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form. Orders are placed in “proper form” when the orders comply with the order processing procedures identified in the Authorized Participant Agreement for creation or redemption of Shares of the Funds.

A “Business Day” for purposes of this section is any day the NYSE, the Exchange and a Fund are open for business and includes any day that a Fund is required to be open under Section 22(e) of the 1940 Act.

Deposit of Securities and Deposit or Delivery of Cash. Except for cash in lieu transactions, as described below, the consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities—the “Deposit Securities”—per each Creation Unit Aggregation constituting a substantial replication or a representative sampling of the securities included in the Fund’s corresponding index (“Fund Securities”) and an amount of cash denominated in U.S. dollars—the “Cash Component”—computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount”—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component.

The Funds’ custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by ______ with a view to the principal investment strategies of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the composition of the securities in the Fund’s corresponding index.

In addition, the Funds reserve the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Cash Component in the following circumstances:

•	if, on a given Business Day, the Fund announces before the open of trading that all purchases, all redemptions or all purchases and redemptions on that day will be made entirely in cash;
•	if, upon receiving a purchase or redemption order from an Authorized Participant (as defined below), the Fund determines to require the purchase or redemption, as applicable, to be made entirely in cash;
•	if, on a given Business Day, the Fund requires all Authorized Participants purchasing or redeeming Shares on that day to deposit or receive (as applicable) cash in lieu of some or all of the Deposit Securities solely because: (i) such instruments are not eligible for transfer either through the NSCC or DTC; or (ii) in the case of non-U.S. investments, such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or
•	if the Fund permits an Authorized Participant to deposit or receive (as applicable) cash in lieu of some or all of the Deposit Securities solely because: (a) such instruments are, in the case of the purchase of a Creation Unit, not available in sufficient quantity; (b) such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting; or (c) a shareholder would be subject to unfavorable income tax treatment if the shareholder receives redemption proceeds of non-U.S. investments in kind.

If ______ notifies the Distributor that a “cash in lieu” amount will be accepted, the Distributor will notify the Authorized Participant and the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the “cash in lieu” amount, with any appropriate adjustments as advised by ______.

Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but ______, may adjust the transaction fee within the parameters described above to protect existing shareholders. The adjustments described above will reflect changes known to ______ on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Fund’s corresponding index or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the “Book Entry Only System” section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” A list of existing Authorized Participants that have signed a Participant Agreement is available from the Distributor. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Funds’ Distributor no later than the cut-off time designated as such in the participant agreement on the relevant Business Day, in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. Orders for select Funds (T-1 (T minus 1) Next Day International Market Orders), are to be placed after the listing exchange closing time and before the Fund’s established T-1 order window cut-off time, the latest being 5:30 PM Eastern Standard Time on any Business Day. Such orders, if accepted, will receive the next Business Day’s NAV per Creation Unit Aggregation. In the case of custom orders, the order must be received by the Funds’ Distributor no later than 3:00 p.m., Eastern time, or such other time as may be designated by the Funds and disclosed to the Authorized Participants on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security as discussed above. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process,” “Placement of Creation Orders Outside Clearing Process—Domestic Funds” and “Placement of Creation Orders Outside Clearing Process—Foreign Funds” sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker- dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

For domestic securities, orders to create Creation Units of a Fund may be placed through the Clearing Process utilizing procedures applicable to domestic funds (see “Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process utilizing the procedures applicable to domestic funds (see “Placement of Creation Orders Outside Clearing Process—Domestic Funds”). For foreign securities orders, most orders will be placed outside of the clearing process utilizing the procedures applicable for foreign funds (see “Placement of Creation Orders Outside Clearing Process—Foreign Funds”).

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Funds’ custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Funds’ Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process—Domestic Funds. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by ______ and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern time, of the Business Day following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Funds’ custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Funds’ custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Funds’ Distributor on the Transmittal Date if (i) such order is received by the Funds’ Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Funds’ custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m., Eastern time, and 2:00 p.m., Eastern time, respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See “Creation Transaction Fee” section below).

Placement of Creation Orders Outside Clearing Process—Foreign Funds. A standard creation order must be placed by 4:00 p.m., Eastern time, for purchases of Shares. Orders for select Funds (T-1 (T minus 1) Next Day International Market Orders), are to be placed after the listing exchange closing time and before the Fund’s established T-1 order window cut-off time, the latest being 5:30 PM Eastern Standard Time on any Business Day. Such orders, if accepted, will receive the next Business Day’s NAV per Creation Unit Aggregation. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. The Distributor will inform the Funds’ transfer agent, ______ and the Funds’ custodian upon receipt of a creation order. The Funds’ custodian will then provide such information to the appropriate sub-custodian.

With respect to foreign investments of a Fund, the Fund’s custodian causes the sub-custodian for the Fund to maintain an account into which the Authorized Participant delivers, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted cash purchase), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its behalf or another investor’s behalf by the closing time of the regular trading session on the Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 11:00 a.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 11:00 a.m., Eastern time, on the contractual settlement date, by means approved by the Trust, immediately available or same day funds sufficient for the Trust to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

Additional Information Regarding the Placement of Creation Orders. Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash in the form of U.S. dollars must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”).

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time on such date and federal funds in the appropriate amount are deposited with the Funds’ custodian by 11:00 a.m., Eastern time the following Business Day. If the order is not placed in proper form by 4:00 p.m., Eastern time or federal funds in the appropriate amount are not received by 11:00 a.m., Eastern time, the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. The Trust may also require delivery of Deposit Securities prior to settlement date by the Authorized Participant in relation to certain international markets.

Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Funds’ custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Fund’s custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or ______, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Fund’s custodian, the Distributor and ______ make it, for all practical purposes, impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, ______, BNY Mellon, the Distributor, DTC, NSCC, the Fund’s custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective purchaser of its rejection of the order of such person. The Trust, the Fund’s custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. Authorized Participants will be required to pay a fixed creation transaction fee, described below, regardless of the number of creations made each day. An additional charge may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Any additional costs associated with transferring the securities constituting the Deposit Securities to the account of the Trust are borne by the Authorized Participants. The table below provides the Standard Creation/Redemption Transaction Fee and the Maximum Creation/Redemption Transaction Fee for each Fund:

Fund	Standard Creation/Redemption Transaction Fee	Maximum Creation/Redemption Transaction Fee
Oppenheimer [ ] Dynamic Factor ETF	$[ ]	$[ ]
Oppenheimer [ ] Dynamic Factor ETF	$[ ]	$[ ]
Oppenheimer International Dynamic Factor ETF	$[ ]	$[ ]
Oppenheimer Emerging Markets Dynamic Factor ETF	$[ ]	$[ ]

Redemption of Fund Shares in Creation Unit Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Funds’ transfer agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation.

Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation. Each Fund’s custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Under limited circumstances, Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations. Unless cash redemptions are available or specified for a Fund (as discussed under “Deposit of Securities and Deposit or Delivery of Cash” above), the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed above. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

Pursuant to Section 22(e) of the 1940 Act, the right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) of up to four times the standard redemption transaction fee may be imposed for a Fund.

Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Funds’ transfer agent not later than 4:00 p.m., Eastern time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m. Eastern time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process—Domestic Funds. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Funds’ transfer agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Funds’ custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off-Time”) and 2:00 p.m., Eastern time for any Cash Component, if any, owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities that are expected to be delivered within three Business Days and the Cash Redemption Amount, if any, owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

Placement of Redemption Orders Outside the Clearing Process—Foreign Funds. A standard order for redemption must be received by 4:00 p.m., Eastern time, for redemptions of Shares. In the case of custom redemptions, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date. Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

The delivery of Fund Securities to redeeming investors generally will be made within three Business Days. However, due to the schedule of holidays in certain countries, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See “Regular Holidays” for a list of the local holidays in the foreign countries relevant to the Funds, as applicable.

A redeeming Beneficial Owner, or Authorized Participant acting on behalf of such Beneficial Owner, when taking delivery of Shares of Fund Securities upon redemption of Shares of the Fund must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account the Fund Securities will be delivered.

In the event that the number of Shares is insufficient on trade date plus one, the Trust may deliver the Deposit Securities notwithstanding such deficiency in reliance on the undertaking of the Authorized Participant to deliver the missing Shares as soon as possible. This undertaking shall be secured by the Authorized Participant’s delivery on the contractual settlement date and subsequent maintenance of collateral consisting of cash having a value at least equal to 105% of the value of the missing Shares. The Authorized Participant’s agreement permits the Trust, acting in good faith, to purchase the missing Shares at any time and the Authorized Participant will be subject to liability for any shortfall between the cost to the Trust of purchasing such shares and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.

Additional Information Regarding the Placement of Redemption Orders Outside the Clearing Process. The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Funds’ custodian according to the procedures set forth under “Determination of NAV” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Funds’ transfer agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Funds’ custodian prior to the DTC Cut-Off- Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Funds’ custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Funds’ custodian by 11:00 a.m., Eastern time the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash (see discussion of cash redemptions under “Deposit of Securities and Deposit or Delivery of Cash” above). In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.

Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The table below describes in further detail the placement of redemption orders outside the clearing process.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Creation through NSCC Standard Orders	4:00 p.m. (ET)	No action.	No action.	Creation Unit Aggregations will be delivered.
Custom Orders	3:00 p. m. (ET) Order must be received by the Fund’s transfer agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Creation Unit Aggregations will be delivered.
Creation through NSCC Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Fund’s transfer agent.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Fund’s custodian	No action.	Creation Unit Aggregations will be delivered.
Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities	4:00 p. m.(ET) Order in proper form must be received by the Fund’s transfer agent.	11:00 a.m. (ET) Available Deposit Securities. Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities.	No action.	1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.
Custom Orders	3:00 p.m. (ET) Order in proper form must be received by the Fund’s transfer agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Fund’s custodian	No action.	Creation Unit Aggregations will be delivered.
Redemption Through NSCC Standard Orders	4:00 p.m. (ET) Order must be received by the Fund’s transfer agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.
Custom Orders	3:00 p.m. (ET) Order must be received by the Fund’s transfer agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.
Redemption Outside of NSCC Standard Orders	4:00 p.m. (ET) Order must be received by the Fund’s transfer agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).

11:00 a.m. (ET)

Fund Shares must be delivered through DTC to the Fund’s custodian

2:00 p. m. (ET)

Cash Component, if any, is due. *If the order is not in proper form or the Fund Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.
Custom Orders	3:00 p. m. (ET) Order must be received by the Fund’s transfer agent. Orders received after 3:00 p. m. (ET) will be treated as standard orders.

11:00 a.m. (ET)

Fund Shares must be delivered through DTC to the Fund’s custodian.

2:00 p. m. (ET)

Cash Component, if any, is due.

*If the order is not in proper form or the Fund Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Cash Redemption Amount is delivered to the Redeeming beneficial owner

Regular Holidays (Foreign Funds)

Because the portfolio securities of a Fund that invests in foreign securities may trade on the relevant exchange(s) on days that the Exchange is closed or that are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase and sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets. The Funds generally intend to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus three Business Days (i.e., days on which the NYSE is open). The Funds may effect deliveries of Creation Units and portfolio securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within a normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for Funds that invest in foreign securities, in certain circumstances. The holidays applicable to a Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for a Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein.

Listed below are the dates in calendar year 2017 in which the regular holidays affecting the relevant securities markets of the below listed countries may impact Fund settlement. This list is based on information available to the Funds. The list may not be accurate or complete and is subject to change.

Australia:
January 2	April 17	June 12	October 2
January 26	April 18	August 7	November 7
March 6	April 25	August 8	December 25
March 13	May 1	September 25	December 26
April 14	June 5	September 29
Austria:
January 6	May 25	October 26	December 26
April 14	June 5	November 1
April 17	June 15	December 8
May 1	August 15	December 25
Belgium:
April 14	May 25	August 15	December 26
April 17	June 5	November 1
May 1	June 15	December 25
Brazil:
January 1	March 1	June 15	November 15
January 25	April 14	September 7	November 20
February 27	April 21	October 12	December 25
February 28	May 1	November 2
Canada:
January 2	April 14	August 7	December 25
January 3	May 22	September 4	December 26
February 13	June 26	October 9
February 20	July 3	November 13
Chile:
January 1	May 1	August 15	October 27
April 14	May 21	September 18	November 1
April 15	June 26	September 19	December 8
April 16	July 16	October 9	December 25
China:
January 2	February 2	May 30	October 6
January27	April 3	October 2
January 30	April 4	October 3
January 31	May 1	October 4
February 1	May 29	October 5
Colombia:
January 1	May 1	July 20	November 13
January 9	May 29	August 7	December 8
March 20	June 19	August 21	December 25
April 13	June 26	October 16
April 14	July 3	November 6
Czech Republic:
January 1	May 1	July 6	December 24
April 14	May 8	October 28	December 25
April 17	June 28	November 17	December 26
Denmark:
January 1	April 17	June 5	December 31
April 13	May 12	December 24
April 14	May 25	December 25
April 16	May 26	December 26
Egypt:
January 7	April 25	July 1	September 2
January 25	May 1	July 23	September 21
April 16	June 25	August 31	October 6
April 17	June 26	September 1	December 1
* The Egyptian market is closed every Friday.
Finland:
January 1	April 14	May 25	December 25
January 6	April 17	June 23	December 26
April 13	May 1	December 6
France:
January 2	May 1	July 14	November 1
March 28	May 8	August 15	December 25
April 14	May 29	August 28	December 26
April 17	May 31	October 31
Germany:
April 14	May 1	October 3	December 25
April 17	June 5	October 31	December 26
Greece:
January 1	April 14	June 5	December 26
January 6	April 17	August 15
February 27	May 1	December 25
Hong Kong:
January 2	April 4	May 3	December 25
January 27	April 14	May 30	December 26
January 30	April 17	October 2
January 31	May 1	October 5
Hungary:
January 1	May 1	October 23
April 17	August 20	December 26
India:
January 26	June 26	December 25
February 24	August 15
March 13	August 17
March 28	August 25
April 4	October 2
April 14	October 19
May 1	October 20
May 10	December 1
Indonesia:
January 1	August 17	December 25
Ireland:
January 2	May 1	December 22
March 17	June 5	December 25
April 14	August 7	December 26
April 17	October 30	December 29
Israel:
March 12	May 1	October 4
April 10	May 2	October 5
April 11	May 30	October 8
April 12	May 31	October 9
April 13	August 1	October 10
April 16	September 20	October 11
April 17	September 21	October 12
* The Israeli market is closed every Friday.
Italy:
January 1	April 17	June 2	December 8
January 6	April 25	August 15	December 25
April 14	May 1	November 1	December 26
Japan:
January 2	May 3	August 11	November 23
January 3	May 4	September 18
January 9	May 5	October 9
March 20	July 17	November 3
Malaysia:
January 1	August 31
February 1	September 16
May 1	December 25
Mexico:
January 1	April 13		December 12
February 6	April 14	November 2	December 25
March 20	May 1	November 20
Netherlands:
January 1	April 17	May 12	October 29
March 26	April 27	May 25	December 25
April 14	May 1	June 5	December 26
New Zealand:
January 2	April 14	June 5	December 26
January 3	April 17	October 23
February 6	April 25
Norway:
April 12	April 17	May 25	December 26
April 13	May 1	June 5
April 14	May 17	December 25
Peru:
January 1	May 1	August 30	December 25
April 13	June 29	November 1
April 14	July 28	December 8
Philippines:
January 1	May 1	November 30
April 9	June 12	December 25
April 13	August 28	December 30
April 14	November 1	December 31
Poland:
January 1	May 1	November 1	December 26
January 6	May 3	November 11
April 14	June 15	December 24
April 17	August 15	December 25
Portugal:
January 1	April 17	December 25
April 14	May 1	December 26
Qatar:
January 1	June 26	September 2	September 4
March 5	June 27	September 3	December 18
June 25	September 1
*The Qatari market is closed every Friday.
Russia:
January 1	February 23	May 9
January 2	March 8	June 12
January 7	May 1	November 6
Singapore:
January 2	May 10	October 18
January 30	June 26	December 25
April 14	August 9
May 1	September 1
South Africa:
January 2	April 17	June 16	December 25
March 21	April 27	August 9	December 26
April 14	May 1	September 25
South Korea:
January 1	March 1	August 15	October 9
January 27	May 1	October 3	December 20
January 28	May 3	October 4	December 25
January 29	May 5	October 5
January 30	June 6	October 6
Spain:
January 6	May 1	August 16	December 8
April 12	June 5	September 11	December 25
April 13	June 15	October 12	December 26
April 14	July 25	November 1
April 17	August 15	December 6
Sweden:
January 5	April 14	May 24	June 23	December 26
January 6	April 17	May 25	November 3
April 13	May 1	June 6	December 25
Switzerland:
January 2	May 1	August 1
April 14	May 25	December 25
April 17	June 5	December 26
Taiwan:
January 1	April 5	October 10
February 28	May 1
Thailand:
January 2	April 14	May 10	October 23
February 11	April 15	July 1	December 5
April 6	May 1	July 10	December 11
April 13	May 5	August 14
Turkey:
January 1	May 1	August 30
April 23	May 19	October 29
United Arab Emirates:
January 1	June 27	September 3	December 3
April 24	August 31	September 21
June 25	September 1	December 1
June 26	September 2	December 2
* The United Arab Emirates market is closed every Friday.
United Kingdom:
January 2	May 1	December 22	December 29
April 14	May 29	December 25
April 17	August 28	December 26

Redemptions. The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries and regions whose securities comprise the Fund’s portfolio. In the calendar year 2017, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycles*, where more than seven calendar days may be needed to deliver redemption proceeds, for Funds that invest in foreign securities as noted below. This list is based on information available to the Funds. The list may not be accurate or complete and is subject to change.

Country	Trade Date	Settlement Date	Number of Days to Settle
Australia	12/22/2016	01/03/2017	12
	04/12/2017	04/19/2017	8
	04/12/2017	04/20/2017	8
	04/13/2017	04/21/2017	8
China	01/24/2017	02/03/2017	10
	01/25/2017	02/06/2017	12
	01/26/2017	02/07/2017	12
	09/27/2017	10/09/2017	12
	09/28/2017	10/10/2017	12
	09/29/2017	10/11/2017	12
Ireland	12/22/2016	1/03/2017	12
	12/23/2016	1/03/2017	11
	12/26/2016	1/03/2017	8
	12/19/2017	12/27/2017	8
	12/20/2017	12/28/2017	8
	12/21/2017	1/02/2018	12
	12/22/2017	1/02/2018	11
Israel	04/04/2017	04/18/2017	14**
	04/05/2017	04/19/2017	14**
	04/06/2017	04/20/2017	14**
	04/07/2017	04/20/2017	13
	04/09/2017	04/19/2017	10
	04/10/2017	04/20/2017	10
	04/11/2017	04/20/2017	9
	04/12/2017	04/20/2017	8
	04/25/2017	05/03/2017	8
	04/26/2017	05/04/2017	8
	04/27/2017	05/08/2017	9
	04/28/2017	05/08/2017	8
	09/14/2017	09/25/2017	11
	09/15/2017	09/25/2017	10
	09/18/2017	09/26/2017	8
	09/19/2017	09/27/2017	8
	10/02/2017	10/162017	14
	10/03/2017	10/17/2017	14
	10/04/2017	10/17/2017	13
	10/05/2017	10/18/2017	13
	10/06/2017	10/18/2017	12
	10/09/2017	10/18/2017	9
	10/10/2017	10/18/2017	8
Japan	04/28/2017	05/08/2017	10
	05/01/2017	05/09/2017	8
	05/02/2017	05/10/2017	8
Norway	04/07/2016	04/18/2016	11
	04/10/2017	04/18/2017	8
	04/11/2017	04/19/2017	8
	04/12/2017	04/20/2017	8
Qatar	06/20/2017	06/28/2017	8
	06/21/2017	06/29/2017	8
	06/22/2017	07/02/2017	10
South Africa	04/07/2017	04/18/2017	11
	04/10/2017	04/19/2017	9
	04/11/2017	04/20/2017	9
	04/12/2017	04/21/2017	9
	04/13/2017	04/24/2017	11
	04/20/2017	04/28/2017	8
	04/21/2017	05/02/2017	10
	04/24/2017	05/03/2017	9
	04/25/2017	05/04/2017	9
	04/26/2017	05/05/2017	9
	04/28/2017	05/10/2017	10
	06/12/2017	06/20/2017	8
	06/13/2017	06/21/2017	8
	06/14/2017	06/22/2017	8
	06/15/2017	06/23/2017	8
	08/02/2017	08/10/2017	8
	08/03/2017	08/11/2017	8
	08/04/2017	08/14/2017	10
	08/07/2017	08/15/2017	8
	08/08/2017	08/16/2017	8
	09/18/2017	09/26/2017	8
	09/19/2017	09/27/2017	8
	09/20/2017	09/28/2017	8
	09/21/2017	09/29/2017	8
	09/22/2017	10/02/2017	10
	12/18/2017	12/27/2017	9
	12/19/2017	12/28/2017	9
	12/20/2017	12/29/2017	9
	12/21/2017	01/01/2018	11
	12/22/2017	01/02/2018	11
South Korea	09/29/2017	10/10/2017	10
	10/02/2017	10/11/2017	9
Spain	04/07/2016	04/18/2017	11
	04/10/2017	04/18/2017	8
	04/11/2017	04/19/2017	8
	04/12/2017	04/20/2017	8
Sweden	04/10/2017	04/18/2017	8
	04/11/2017	04/19/2017	8
	04/12/2017	04/20/2017	8
United Kingdom	12/20/2016	12/28/2016	8
	12/21/2016	12/29/2016	8
	12/22/2016	01/03/2017	12
	12/23/2016	01/03/2017	11
	12/26/2016	01/03/2017	8
	12/19/2017	12/27/2017	8
	12/20/2017	12/28/2017	8
	12/21/2017	01/02/2018	12
	12/22/2017	01/02/2018	11

*	These worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.
**	Maximum permitted pursuant to the Trust’s SEC exemptive order.

TAXES

The following is a summary of certain additional tax considerations generally affecting a Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to a Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to their investment in a Fund.

Taxation of the Funds

Each Fund is a Separate Corporation. Each Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated Investment Company. Each Fund intends to elect and qualify to be treated each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “Fund”) that is accorded special tax treatment under Subchapter M of the Internal Revenue Code. If a Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it timely distributes to shareholders.

In order to qualify for treatment as a regulated investment company, each Fund must satisfy the following requirements:

•	Distribution Requirement — a Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for each tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).
•	Income Requirement — a Fund must derive at least 90% of its gross income for each taxable year from (i) dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and (ii) net income derived from qualified publicly traded partnerships (“QPTPs”).
•	Asset Diversification Tests — a Fund must satisfy the following asset diversification tests at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s total assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (limited in respect of any one issuer to not more than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested, including through corporations in which the Fund owns a 20% or more voting stock interest, (x) in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses, or, (y) in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by a Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Tests is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect a Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, a Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Tests, which may have a negative impact on the Fund’s income and performance.

Each Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If a Fund uses equalization accounting, it will treat a portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ pro-rata share of the Fund’s accumulated earnings and profits as distributions of investment company taxable income and net capital gain and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that a Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on a Fund’s income and performance.

Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Tests, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that a Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, a Fund may be subject to a significant monetary sanction. Moreover, the Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See “Taxation of Fund Distributions - Distributions of Capital Gains” below.

Capital Loss Carryovers. The capital losses of a Fund, if any, do not flow through to shareholders. Rather, a Fund may use its capital losses, subject to applicable limitations, to offset its capital gains. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of a Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of a Fund. An ownership change generally results when shareholders owning 5% or more of a Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate thereby reducing a Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to a Fund’s shareholders could result from an ownership change. The Funds undertake no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Fund’s control, there can be no assurance that a Fund will not experience, or has not already experienced, an ownership change. Additionally, if a Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by a Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions – Distributions of capital gains” below). A “qualified late year loss” includes:

(i)               any net capital loss attributable to the portion of the taxable year after October 31, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss attributable to such portion of the current taxable year (“post-October capital losses”), and

(ii)             the sum of (1) net ordinary loss from the sale, exchange or other taxable disposition of property attributable to the portion of the taxable year after October 31 and (2) other net ordinary loss attributable to the portion of the taxable year after December 31 (“later year ordinary losses”)

Undistributed Capital Gains. A Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Funds currently intend to distribute net capital gains. If a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the regular corporate tax rates. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax. To avoid a 4% non-deductible excise tax, a Fund must distribute by December 31 of each year an amount equal to at least:
(1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. For purposes of the required excise tax distribution, a Fund’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year generally are treated as arising on January 1 of the following calendar year. Generally, each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in a Fund having to pay an excise tax.

Foreign Income Tax. Investment income and proceeds received by a Fund from sources within foreign countries may be subject to foreign withholding or other taxes and the amount of such tax generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which, in certain circumstances, entitle a Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when a Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, a Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause a Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by a Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested in various countries is not known. Under certain circumstances, a Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Fund Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by a Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). You will receive information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. Each Fund receives ordinary income generally in the form of dividends and/or interest on its investments. A Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of a Fund, constitutes a Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “– Qualified Dividend Income for Individuals” and “– Dividends-Received Deduction for Corporations”

Distributions of Capital Gains. Each Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by a Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) your tax basis in your Shares; any excess will be treated as gain from the sale of your Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease your tax basis in your Fund Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by you for tax purposes on the later sale of such Fund Shares. Return of capital distributions can occur for a number of reasons including, among others, a Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see, “Tax Treatment of Portfolio Transactions – Investments in U.S. REITs” below).

Qualified Dividend Income for Individuals. Ordinary income dividends properly reported by the Fund as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to a Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both a Fund and the investor must meet certain holding period and other requirements to qualify Fund dividends for this treatment.

Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex- dividend. Similarly, you must hold your Fund Shares for at least 61 days during the 121-day period beginning 60 days before a Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by a Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be treated as qualifying dividend income.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be reported by the Fund each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both a Fund and the investor. Specifically, the amount that a Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during the 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by a Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although economically constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits. If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes paid by the Fund. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax liability (subject to limitations for certain shareholders). A Fund will provide the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund due to certain limitations that may apply. Each Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See “Tax Treatment of Portfolio Transactions – Securities Lending” below.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in October, November or December and Paid in January. Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales, Exchanges and Redemptions of Fund Shares

Sales, exchanges and redemptions (including redemptions in kind) of Fund Shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund Shares, the IRS requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize on a sale, exchange, or redemption will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Any redemption fees you incur on Shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the redemption. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income ($1,500 if the shareholder is married filing separately).

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax Basis Information. A shareholder’s cost basis information will be provided on the redemption of any of the shareholder’s Shares in the Fund, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your Shares with respect to reporting of cost basis and available elections for your account.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by a Fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies” for a detailed description of the various types of securities and investment techniques that apply to a Fund.

In General. In general, gain or loss recognized by a Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Gain or loss recognized on the disposition of property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts generally do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a Fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

Certain of a Fund’s investments in derivatives and foreign currency-denominated instruments, and a Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may (to the extent such fluctuations give rise to net losses) cause some or all of the Fund's previously distributed income to be classified as a return of capital. In certain cases, a Fund may make an election to treat such gain or loss as capital.

PFIC Investments. A Fund may invest in securities of foreign companies that may be classified under the Internal Revenue Code as passive foreign investment companies (“PFICs”). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, each Fund intends to mark-to-market these securities under certain provisions of the Internal Revenue Code and recognize any unrealized gains as ordinary income at the end of each Fund’s respective taxable year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. The designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a Fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions — Investment in Taxable Mortgage Pools (Excess Inclusion Income)” and “Non-U.S. Investors — Investment in U.S. Real Property” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in Non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a Fund in a non-U.S. REIT may subject the Fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A Fund’s pro rata share of any such taxes will reduce the Fund’s return on its investment. A Fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign Income Tax.” Also, a Fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in Taxable Mortgage Pools (Excess Inclusion Income). Under a Notice issued by the IRS, the Internal Revenue Code and Treasury regulations to be issued but that may apply retroactively, a portion of a Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Internal Revenue Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax- exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a Fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a Fund that has a non-REIT strategy.

Investments in Partnerships. For purposes of the Income Requirement, income derived by a Fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund.

Securities Lending. While securities are loaned out by a Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Securities of Uncertain Tax Character. A Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the amount, timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

Backup Withholding

By law, a portion of your taxable dividends and sales proceeds may be withheld unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

Withholding is also imposed if the IRS requires it. When withholding is required, the amount will be imposed at a rate of 28% on any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General. If a foreign shareholder fails to provide a properly completed and signed Certificate of Foreign Status (using the applicable IRS Form W-8), a Fund will be required to withhold U.S. tax on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares. Provided a Fund obtains a proper certification of foreign status, ordinary income dividends that are paid by the Fund to foreign shareholders and that are not “effectively connected income,” will be subject to a U.S. withholding tax. The tax rate may be reduced if the foreign shareholder’s country of residence has an income tax treaty with the United States allowing for a reduced tax rate on ordinary income dividends paid by a Fund. If the ordinary income dividends from a Fund are effectively connected with the conduct of a U.S. trade or business or the distributions are attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below, then the foreign shareholder may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. Any tax withheld by a Fund is remitted to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in the early part of each year with a copy sent to the IRS. Capital gain dividends are not subject to U.S. withholding tax unless the recipient is a nonresident alien who is present in the United States for 183 days or more during the taxable year in which the dividends are received. A foreign individual who is present in the United States for 183 days or more generally loses his or her status as a nonresident alien.

Properly reported dividends will generally be exempt from U.S. federal withholding tax on foreign persons provided such dividends (i) are derived from a Fund’s “qualified net interest income” (generally, a Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is a 10% or greater shareholder, reduced by expenses that are allocable to such income) or (ii) are derived from a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over the Fund’s net long-term capital loss for such taxable year) unless such short-term gains are attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. In order to qualify for this exemption from withholding, a shareholder that is a foreign person must comply with applicable certification requirements relating to its non-U.S. status. However, depending on its circumstances, a Fund may report some, all, or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding on foreign persons. In the case of shares held through a financial intermediary, the intermediary may withhold even if a Fund reports the payment as qualified net interest income or qualified short-term capital gain. Shareholders that are foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

The tax consequences to foreign persons entitled to claim the benefits of an applicable income tax treaty may be different from those described in this SAI. Foreign shareholders are urged to consult their tax advisers with respect to the particular tax consequences of an investment in a Fund, including the applicability of the U.S. withholding taxes described above and, as further discussed below, the possible applicability of U.S. estate tax.

Special rules would apply if a Fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs generally are defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A Fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including REITs and RICs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a Fund is a QIE.

If an interest in a Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If a Fund were a QIE, under a special “look through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund.

Foreign Account Tax Compliance Act (“FATCA”). Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), ordinary dividends the Fund pays and, after December 31, 2018, the gross proceeds of share redemptions and certain capital gains dividends it pays to “foreign financial institutions” and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid IRS Form W-9 or IRS Form W-8BEN, respectively. No such withholding will occur with respect to a non-U.S. entity that timely provides the Fund with a valid IRS Form W-8BEN-E (or other applicable Form W-8) indicating the entity’s compliance with, or exemption from, FATCA. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this legislation to them.

Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in a Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees including, without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Funds’ custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar deemed appropriate by a Fund.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company under the Internal Revenue Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

FINANCIAL STATEMENTS

As of the date of this SAI, the Funds have not yet commenced operations. Accordingly, no financial statements are provided for the Funds.

Appendix A

[INVESTMENT ADVISER]

Proxy Voting Policies and GUIDELINES

[TO BE ADDED BY AMENDMENT]

Oppenheimer Revenue Weighted ETF Trust

Website
www.oppenheimerfunds.com

Investment Adviser
[To be added by amendment]

Distributor
OppenheimerFunds Distributor, Inc.
225 Liberty Street
New York, NY 10281-1008

Custodian Bank
[To be added by amendment]

Independent Registered Public Accounting Firm
[To be added by amendment]

Legal Counsel
[To be added by amendment]

Oppenheimer Revenue Weighted ETF Trust

Statement of Additional Information

Dated ____, 2017

Oppenheimer Revenue Weighted ETF Trust (the “Trust”) is an open-end management investment company that currently offers shares in separate and distinct series, representing separate portfolios of investments (each individually referred to as a “Fund,” and collectively referred to as the “Funds”), each of which has its own investment objective. This Statement of Additional Information (“SAI”) relates solely to the following portfolios:

	Cusip	[]
Oppenheimer International Ultra Dividend Revenue ETF	[ ]	[ ]
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	[ ]	[ ]

VTL Associates, LLC (“VTL” or “Management”) serves as the investment adviser to each Fund.

This SAI is not a prospectus and should be read only in conjunction with the Funds’ current Prospectus, dated [ ___], 2017. Copies of the Prospectus and the Annual Report for the Funds, when available, may be obtained by calling the Trust directly at 1.800.CALL OPP (1.800.225.5677) or visiting the Funds’ website at https://www.oppenheimerfunds.com/investors/funds/documents. The Prospectus contains more complete information about the Funds. You should read it carefully before investing.

Not FDIC Insured. May lose value. No bank guarantee.

GENERAL INFORMATION ABOUT THE TRUST
EXCHANGE LISTING AND TRADING
INVESTMENT STRATEGIES
INVESTMENT RESTRICTIONS
MANAGEMENT OF THE TRUST
INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
PORTFOLIO TURNOVER
CAPITAL STOCK AND OTHER SECURITIES
CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS
TAXES
DETERMINATION OF NET ASSET VALUE
DIVIDENDS AND DISTRIBUTIONS
FINANCIAL STATEMENTS
APPENDIX A

Summary Prospectus
Oppenheimer International Ultra Dividend Revenue ETF
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF

GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust organized on December 15, 2006. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares (“Shares”) of separate series representing separate portfolios of investments. Oppenheimer International Ultra Dividend Revenue ETF and Oppenheimer Emerging Markets Ultra Dividend Revenue ETF, are diversified series of the Trust.

The Funds offer and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for (1) a portfolio of equity securities constituting a substantial replication, or representation, of the stocks included in the relevant Fund’s corresponding benchmark index (“Deposit Securities”) and (2) a cash payment referred to as the “Cash Component.”

The Funds’ Shares are listed on [ ]. (the “Exchange”), and trade at market prices. The market price for a Fund’s Shares may be different from its NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 100,000 Shares or more. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section of this SAI. In each instance of such full cash creations or redemptions, the transaction fees imposed may be greater than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, (ii) the value of the underlying index on which a Fund is based is no longer calculated or available, (iii) the “approximate value” of a Fund, as described in “Share Trading Prices” of the Prospectus, is no longer calculated or available, or (iv) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell Shares of the Funds in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

Continuous Offering

Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to these requirements. For more detailed information see “Continuous Offering” in the Prospectus. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act of 1933, as amended (the “Securities Act”), a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

INVESTMENT STRATEGIES

In addition to the fundamental investment restrictions described below under “Investment Restrictions,” and the principal investment policies described in the Funds’ Prospectus, each Fund is subject to the following investment strategies, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval. Not every Fund will invest in all of the types of securities and financial instruments that are listed.

Depositary Receipts

American Depositary Receipts (“ADRs”) are negotiable U.S. securities that generally represent a non-U.S. company’s publicly traded equity. ADRs are publicly available to U.S. investors on U.S. stock exchanges. ADRs are treated in the same manner as other U.S. securities for clearance, settlement, transfer, and ownership purposes. ADRs can also represent debt securities or preferred stock.

An ADR is a negotiable U.S. security that generally represents a foreign company’s publicly traded equity or debt. ADRs are created when a broker purchases a non-U.S. company’s shares on its home stock market and delivers the shares to the depositary’s local custodian bank, and then instructs the depositary bank to issue depositary receipts. In addition, ADRs may also be purchased and sold in the U.S. secondary trading market, and may trade freely just like any other security on a stock exchange.

ADRs facilitate U.S. investor purchases of non-U.S. securities and allow non-U.S. companies to have their stock trade in the United States. ADRs permit U.S. investors to access the potential benefits of global diversification, while helping avoid the challenges presented when investing directly in local trading markets. These obstacles can include inefficient trade settlements, uncertain custody services and costly currency conversions. ADRs can help overcome many of the inherent operational and custodial hurdles of international investing. ADRs are also used to facilitate cross-border trading and to raise capital in global equity offerings or for mergers and acquisitions to U.S. and non-U.S. investors.

Currently, there are over 2,250 ADR programs for companies from over 70 countries. The establishment of an ADR program offers numerous advantages to non-U.S. companies. The primary reasons to establish an ADR program can be divided into two broad considerations: capital and commercial.

Advantages may include:

•	Expanded market share through broadened and more diversified investor exposure with potentially greater liquidity, which may increase or stabilize the share price.
•	Enhanced visibility and image for the company’s products, services and financial instruments in a marketplace outside its home country.
•	Flexible mechanism for raising capital and a vehicle or currency for mergers and acquisitions.
•	Enables employees of U.S. subsidiaries of non-U.S. companies to invest more easily in the parent company.

Increasingly, investors aim to diversify their portfolios internationally. However, obstacles such as undependable settlements, costly currency conversions, unreliable custody services, poor information flow, unfamiliar market practices, confusing tax conventions and internal investment policy may discourage institutions and private investors from venturing outside their local market. Many investors utilize ADRs as a means to diversify their portfolios globally. They may utilize ADRs because of the convenience, enhanced liquidity and cost effectiveness that ADRs offer compared to purchasing and safekeeping ordinary shares in the underlying issuer’s home country.

•	Other ADR advantages may include:
•	Quotation in U.S. dollars and payment of dividends or interest in U.S. dollars.
•	Diversification without many of the obstacles that exchange traded funds (“ETFs”), mutual funds, pension funds and other institutions may have in purchasing and holding securities outside of their local market.
•	Elimination of global custodian safekeeping charges.
•	Familiar trade, clearance and settlement procedures.
•	Competitive U.S. dollar/foreign exchange rate conversions for dividends and other cash distributions.
•	Ability to acquire the underlying securities directly upon cancellation.

ADR facilities may be unsponsored and sponsored. Unsponsored ADRs are issued by one or more depositaries in response to market demand, but without a formal agreement with the company. Sponsored ADRs may be issued in different levels, available in various trading markets, and are issued by one depositary appointed by the company under a deposit agreement or service contract. Sponsored ADRs offer control over the facility and the ability to raise capital. Available information concerning the issuers may not be as current for unsponsored depositary receipts as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

Companies that wish to list their ADRs on a U.S. stock exchange (the National Association of Securities Dealers Automated Quotations (“NASDAQ”), NYSE MKT or New York Stock Exchange (“NYSE”)), raise capital or make an acquisition using securities, use Sponsored Level II or Sponsored Level III Depositary Receipts. Level II and Level III Depositary Receipt programs require SEC registration and adherence to applicable requirements for U.S. GAAP. These types of ADRs can also be listed on some exchanges outside the United States. Level II Depositary Receipts are exchange-listed securities but do not involve raising new capital. Level III programs typically generate the most U.S. investor interest because capital is being raised. Generally, companies that choose either a Level II or Level III program will attract a significant number of U.S. investors.

An ADR is issued by a U.S. depositary bank when the underlying ordinary shares are deposited in the depositary bank’s local custodian bank in the company’s home market. The underlying ordinary shares are usually deposited by a broker who has purchased the underlying ordinary shares in the open market through its international offices or through a local broker in the company’s home market. On the same day that the shares are delivered to the local custodian bank, the local custodian notifies the U.S. depositary bank. After notification, ADRs are issued and delivered to the initiating broker, who then delivers the ADRs evidencing the local underlying shares to purchasing investors.

Alternatively, when a non-U.S. company completes an offering of new shares, part of which will be sold as ADRs in the U.S. or international market, the company will deliver the shares to the depositary bank’s local custodian at the time of the closing. The depositary bank will then issue the corresponding ADRs and deliver them to the members of the underwriting syndicate. With this pool of ADRs, a regular trading market commences where ADRs can then be issued, transferred or canceled.

Once ADRs are issued, they are tradable on a national stock exchange in the United States upon compliance with SEC regulations. Like other U.S. securities, they can be freely sold to other investors. ADRs may be sold to subsequent U.S. investors by simply transferring them from the existing ADR holder (seller) to another ADR holder (buyer); this is known as an intra-market transaction. An intra-market transaction is settled in the same manner as any other U.S. security purchase: in U.S. dollars on the third business day after the trade date and typically through The Depository Trust Company (“DTC”). Intra-market trading accounts for approximately 95 percent of all Depositary Receipt trading in the market today. Accordingly, the most important role of a depositary bank is that of Stock Transfer Agent and Registrar. It is therefore critical that the depositary bank maintain sophisticated stock transfer systems and operating capabilities.

When investors want to sell their ADRs, they notify their broker. The broker can either sell the ADR to another U.S. investor in the U.S. market through an intra-market transaction or sell the shares outside of the U.S., typically into the home market through a cross-border transaction. In cross-border transactions, brokers, either through their international offices or through a local broker in the company’s home market, will sell the shares back into the home market. To settle the trade, the U.S. broker will surrender the ADR to the depositary bank with instructions to deliver the shares to the buyer in the home market. The depositary bank will cancel the ADR and instruct the custodian to release the underlying shares and deliver them to the local broker who purchased the shares. The broker will arrange for the foreign currency to be converted into U.S. dollars for payment to the ADR holder. Additionally, the ADR holder would be able to request delivery of the actual shares at any time.

Once ADRs are issued and there are an adequate number of ADRs outstanding in the U.S. market (usually three percent to six percent of the company’s shares in ADR form), a true intra-market trading market emerges. Until this market develops, the majority of ADR purchases result in ADR issuances upon the deposit of shares. When executing an ADR trade, brokers seek to obtain the best price by comparing the ADR price in U.S. dollars to the dollar equivalent price of the actual shares in the home market. Brokers will buy or sell in the market that offers them the best price, and they can do so in three ways: by issuing a new ADR, transferring an existing ADR or canceling an ADR. The broker may also be holding an inventory of ordinary shares, in which case the local trading price is irrelevant. The continuous buying and selling of ADRs in either market tends to keep the price differential between the local and U.S. markets to a minimum. As a result, about 95 percent of ADR trading is done in the form of intra-market trading and does not involve the issuance or cancellation of an ADR.

The ADR certificate states the responsibilities of the depositary bank with respect to actions such as payment of dividends, voting at shareholder meetings, and handling of rights offerings.

The Funds may also invest in Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world. EDRs are receipts issued in Europe that evidence ownership of underlying securities issued by a foreign corporation. Generally, EDRs, in bearer form, are designed for use in European securities markets.

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities

(see “Foreign Securities Risk”).

Foreign Securities Risk

An investment in a fund that invests in foreign securities involves risks similar to those of investing in portfolios of equity securities traded on non-U.S. exchanges. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in securities issued by issuers domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country’s currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in a fund that invests in foreign securities also involves certain risks and considerations not typically associated with investing in a fund whose portfolio contains exclusively securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and the risk of war. In the past, government policies have discouraged investments in certain foreign countries through economic sanctions, trade restrictions, taxation or other government actions. It is possible that such policies could be implemented in the future.

Many developed market countries have recently experienced significant economic pressures. Developed market countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. For example, companies in the financial services sector are subject to governmental regulation and, recently, government intervention, which may adversely affect the scope of their activities, the prices they can charge and amount of capital they must maintain. Recent dislocations in the financial sector and perceived or actual governmental influence over certain financial companies may lead to credit rating downgrades and as a result, impact, among other things, revenue growth for such companies. If financial companies experience a prolonged decline in revenue growth, certain developed countries that rely heavily on financial companies as an economic driver may experience a correlative slowdown. Recently, new concerns have emerged with respect to the economic health of certain developed countries. These concerns primarily stem from heavy indebtedness of many developed countries and their perceived inability to continue to service high debt loads without simultaneously implementing stringent austerity measures. Such concerns have led to tremendous downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Spending on health, health care and retirement pensions in most developed countries has risen dramatically over the last few years. Medical innovation, extended life expectancy and higher public expectations are likely to continue the increase in health care and pension costs. Any increase in health care and pension costs will likely have a negative impact on the economic growth of many developed countries. Certain developed countries rely on imports of certain key items, such as crude oil, natural gas, and other commodities. As a result an increase in demand for or price fluctuations of certain commodities may negatively affect developed country economies. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries. In addition, heavy regulation of, among others, labor and product markets may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Such risks, among others, may adversely affect the value of the fund’s investments.

Investments in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lack of financial reporting on a regular basis, substandard disclosure and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

Emerging market securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. In addition, brokerage and other costs associated with transactions in emerging markets securities markets can be higher, sometimes significantly, than similar costs incurred in securities markets in developed countries. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect the fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit a Fund’s investment in certain emerging countries and may increase the expenses of the fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.

Many emerging market countries lack the social, political, and economic stability characteristic of the United States. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

The Funds’ income and, in some cases, capital gains from foreign securities will be subject to applicable taxation in certain of the emerging market countries in which it invests, and treaties between the United States and such countries may not be available in some cases to reduce the otherwise applicable tax rates.

In the past, certain governments in emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs, which in the past have caused huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for, among other things, social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in those countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

Emerging markets also have different clearance and settlement procedures, and in certain of these emerging markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets, and thus may be subject to limited or no government oversight. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. The less developed a country’s securities market is, the greater the likelihood of custody problems. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because of the use of brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being lost. In addition, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. The Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation.

Foreign Currency Risk

Foreign investments are often denominated in currencies other than the U.S. dollar, which means that changes in the currency exchange rate will affect the value of those investments. Generally, when the U.S. dollar increases in value against a foreign currency, an investment denominated in that currency is worth less in U.S. dollars and when the U.S. dollar decreases in value against a foreign currency, an investment denominated in that currency is worth more in U.S. dollars. The Fund must compute its net asset value and its income in U.S. dollars and a change in the dollar value of a foreign currency will generally result in a change in the Fund’s net asset value or its investment income that is available for distribution to shareholders. Because a portion of the Fund’s investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, if any, and therefore the Fund will absorb the cost of currency fluctuations. Foreign currency losses that occur after the Fund has distributed any income may result in the Fund having made a distribution that was larger than its investment income during a particular fiscal period. In that case, the additional amount distributed would be classified as a return of capital to shareholders. The dollar value of foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Fund.

Cash and Short-Term Investments

A Fund may invest a portion of its assets, for cash management purposes, in short-term debt securities (including repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities, and banks and finance companies.

A Fund may invest a portion of its assets in shares issued by money market mutual funds for cash management purposes. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager pending investment of the Fund’s assets in portfolio securities.

Loans of Portfolio Securities

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. There is also a risk that a Fund may not be able to recall securities while they are on loan in time to vote proxies related to those securities.

Borrowing

Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within three days, to an extent that the asset coverage shall be at least 300%.

Illiquid Securities

A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Repurchase Agreements

When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

To the extent that repurchase agreements are considered to be loans, a Fund will not invest in repurchase agreements if, together with any other loans, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC.

Futures

Each Fund may enter into futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as the “initial margin.” This amount is maintained either with the futures commission merchant or in a segregated account at the Funds’ custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. A Fund also may effect futures transactions through futures commission merchants that are affiliated with VTL or the Fund in accordance with procedures adopted by the Board. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Regulatory Aspects of Derivatives and Hedging Instruments

As a result of recent amendments to rules under the Commodity Exchange Act (“CEA”) by the Commodity Futures Trading Commission (“CFTC”), the investment adviser must either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or be subject to registration with the CFTC as a “commodity pool operator” (“CPO”) with respect to the Fund, and, upon the finalization of additional CFTC rules, be required to operate the Fund in compliance with certain disclosure, reporting, and recordkeeping requirements. Previously, the CFTC permitted unlimited futures transactions and options thereon, so long as a fund had claimed an exclusion from registration as a CPO, and swap contracts were not formerly regulated by the CFTC. Under the amended rules, the investment adviser of a registered investment company may claim an exemption from registration as a CPO only if the registered investment company that it advises uses futures contracts, options on such futures, commodity options and certain swaps solely for “bona fide hedging purposes,” or limits its use of such instruments for non-bona fide hedging purposes to certain de minimis amounts. While the investment adviser will be registered as a CPO under the CEA, the investment adviser currently intends to limit and monitor, consistent with internal compliance procedures, the Fund’s use of futures, options on such futures, commodity options and certain swaps in order to permit the Fund to continue to claim an exemption under the CFTC rules. As such, with respect to the management of the Fund, the investment adviser will not be subject to the disclosure, reporting and recordkeeping requirements under the CFTC rules.

Investment Company Securities

Securities of other investment companies may be acquired by a Fund to the extent that such purchases are consistent with the Fund’s investment objective and restrictions and are permitted under the 1940 Act. The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of a Fund’s total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. Certain exceptions to these limitations may apply, and the Funds may be able to rely on any future applicable SEC rules or orders that provide exceptions to these limitations. As a shareholder of another investment company, a Fund would bear, along with other shareholders, the Fund’s pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses that a Fund would bear in connection with its own operations.

Segregated Assets

When engaging in transactions that could be deemed to create a “senior security” under Section 18 of the 1940 Act, as interpreted by the SEC and its staff, a Fund will cause its administrator or custodian to earmark cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily. Any such assets and securities designated by the custodian on its records are referred to in this SAI as “Segregated Assets.” Such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

Asset Diversification Rebalancing

[To qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), each Fund is subject to certain asset diversification requirements. In order to ensure the Funds so comply, each Fund’s underlying index (each an “Underlying Index” and, collectively, the “Underlying Indexes”) is subject to the following asset diversification requirements: (i) the weighted assets of any single constituent security measured on the quarterly rebalance date (a “Quarterly Qualification Date”), may not exceed 24.99% of the total assets of its Underlying Index; and (ii) with respect to 50% of the total assets of an Underlying Index, the weighted value of the constituent securities must be diversified so that no single constituent security measured on a Quarterly Qualification Date represents more than 4.99% of the total assets of its Underlying Index or more than 9.99% of the outstanding voting securities of its issuer].

Rebalancing the Underlying Indexes will be the responsibility of the Funds’ index provider, [___]. (“[___]”). If shortly prior to a Quarterly Qualification Date, a constituent security (or two or more constituent securities) approaches the maximum allowable limits set forth above (the “Asset Diversification Limits”), the percentage that such constituent security (or constituent securities) represents in an Underlying Index will be reduced and the weighted value of such constituent security (or constituent securities) will be redistributed across the constituent securities that do not closely approach the Asset Diversification Limits.

[In addition, [___], are each subject to a cap of 5% on any one component security’s weighting. If shortly prior to a Quarterly Qualification Date, a constituent security (or two or more constituent securities) approaches the Underlying Index’s respective limit, the percentage that such constituent security (or constituent securities) represents in the Underlying Index will be reduced and the weighted value of such constituent security (or constituent securities) will be redistributed across the constituent securities that do not closely approach the Underlying Index’s respective limit in accordance with the same general methodology that is used for asset diversification purposes, as described above.]

Name Policies

Oppenheimer Emerging Markets Ultra Dividend Revenue ETF has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (the names rule) obligating it to commit, under normal market conditions, at least 80% of its assets to the type of securities suggested by the Fund’s name (the “80% Policy”). For purposes of the 80% Policy, “assets” include a Fund’s net assets, plus the amount of any borrowings for investment purposes. The Fund will provide investors with at least 60 days’ notice prior to changes in the 80% Policy.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Funds may be prone to operational and informational security risks resulting from breaches in cyber security (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Funds’ operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Funds’ website (i.e., efforts to make network services unavailable to intended users). In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Funds’ systems.

Cyber security failures or breaches by the Funds’ affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both the Funds and shareholders, the inability of fund shareholders to transact business and the mutual funds to process transactions, inability to calculate a Fund’s net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in attempting to prevent any cyber incidents in the future. While the investment adviser has policies and procedures (and risk management systems) designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cyber security risks are also present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investments in such securities to lose value and may result in financial loss for Fund shareholders.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations listed below apply to a Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation. Each Fund may not:

(i)               Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(ii)             Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

(iii)           Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

(iv)            Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein and (ii) making, purchasing or selling real estate mortgage loans.

(v)             Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(vi)            Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.

(vii)          Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities of companies that purchase or sell commodities or invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities.

Non-Fundamental Restrictions. The Funds’ Board of Trustees can change non-fundamental policies without shareholder approval. However, shareholders will be given 60 days’ notice of changes to non-fundamental policies, and significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate. Each Fund has the following additional operating policy that is not “fundamental”:

Each Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on subparagraph (F) or (G) of Section 12(d)(1) of the 1940 Act.

MANAGEMENT OF THE TRUST

OppenheimerFunds, Inc. acquired VTL on December 2, 2015 (the “Closing”). The Trust is governed by a Board of Trustees, which is responsible for overseeing the Trust. The Board that currently oversees the Trust has been overseeing it since the Closing. The Board is led by Robert J. Malone, a trustee who is not an “interested person” of the Trust, as that term is defined in the 1940 Act (an “Independent Trustee”). The Board meets periodically throughout the year to oversee the Trust’s activities, including to review its performance, oversee potential conflicts that could affect the Trust, and review the actions of VTL. With respect to its oversight of risk, the Board, through its committees, relies on reports and information received from various parties, including VTL, internal auditors, the Trust’s Chief Compliance Officer, the Trust’s outside auditors and Fund counsel. It is important to note that, despite the efforts of the Board and of the various parties that play a role in the oversight of risk, it is likely that not all risks will be identified or mitigated.

The Board has an Audit Committee, a Review Committee and a Governance Committee. Each of the Committees is comprised solely of Independent Trustees. The Board has determined that its leadership structure is appropriate in light of the characteristics and circumstances of the Trust because it allocates areas of responsibility among the committees in a manner that enhances the Board’s oversight.

The members of the Audit Committee are Karen L. Stuckey (Chairman), Andrew Donohue, F. William Marshall, Jr. and James D. Vaughn. Subject to the ratification of the Board and shareholders (if applicable), the Audit Committee is responsible for the appointment, compensation and oversight of the work of the independent certified public accountants and auditors of each Fund or registered public accounting firm (also referred to as the “independent Auditors”) for the purpose of preparing or issuing audit reports and for all other services provided by the independent Auditors. Other main functions of the Audit Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Trust’s independent Auditors regarding the Trust’s internal accounting procedures and controls; (iii) reviewing reports regarding Fund operations that relate to accounting and financial reporting from Management’s Internal Audit Department; (iv) maintaining a direct line of communication and meeting with the Trust’s independent Auditors at least annually; (v) reviewing the independence of the Trust’s independent Auditors; and (vi) approving in advance the provision of any audit and/or non-audit services by the Trust’s independent Auditors, including tax services, that are not prohibited by the Sarbanes–Oxley Act of 2002, to the Trust, VTL and certain affiliates of VTL. The Audit Committee also reviews and considers the valuation of portfolio investments, including the procedures for the determination of the fair value of any such investments that do not have readily available market quotations.

The members of the Review Committee are Victoria J. Herget (Chairman), Jon S. Fossel, Richard F. Grabish and Beverly L. Hamilton. Among other duties, as set forth in the Review Committee’s Charter, the Review Committee reviews Fund performance and expenses, as well as oversees several of the Trust’s principal service providers and certain policies and procedures of the Trust. The Review Committee also reviews certain reports from and meets periodically with the Trust’s Chief Compliance Officer.

The members of the Governance Committee are Richard F. Grabish (Chairman), Jon S. Fossel, Beverly L. Hamilton, Karen L. Stuckey and James D. Vaughn. The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance Committee reviews and oversees Trust governance and the nomination of Trustees, including Independent Trustees. The Governance Committee has adopted a process for shareholder submission of recommendations for Trustee nominees. Shareholders may submit such recommendations for the Governance Committee’s consideration by mail to the Governance Committee in care of the Trust. Such recommendations should be accompanied by, at a minimum, (i) the name, address, and business, educational, and/or other pertinent background information of the person being recommended; (ii) a statement concerning whether the person is an “interested person” as defined in the 1940 Act; (iii) any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and (iv) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. The recommendation also can include any additional information which the person submitting it believes would assist the Governance Committee in evaluating the recommendation. The Governance Committee has not established specific qualifications that it believes must be met by a Trustee nominee. In evaluating Trustee nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board’s diversity. The Governance Committee may consider such persons at such time as it meets to consider possible nominees. The Governance Committee, however, reserves sole discretion to determine which candidates for Trustee it will recommend to the Board and the shareholders and it may identify candidates other than those submitted by shareholders. The Governance Committee may, but need not, consider the advice and recommendation of VTL or its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required. Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit correspondence electronically at www.oppenheimerfunds.com under the caption “contact us” or by mail to the Trust at the address on the front cover of this SAI.

Below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board member that led the Board to conclude that he or she should serve as a Trustee of the Trust.

Each Independent Trustee has served on the Board for the number of years listed below, during the course of which he or she has become familiar with the Trust’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations. Each Trustee’s outside professional experience is outlined in the table of Biographical Information, below.

Trustees and Officers of the Trust

Except for Mr. Steinmetz, each of the Trustees is an Independent Trustee. All of the Trustees are also trustees of the following Oppenheimer funds (referred to as “Denver Board Funds”):

Oppenheimer Capital Income Fund	Oppenheimer Senior Floating Rate Fund
Oppenheimer Corporate Bond Fund	Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer Emerging Markets Local Debt Fund	Oppenheimer SteelPath MLP Funds Trust:
Oppenheimer Global High Yield Fund	Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer Global Strategic Income Fund	Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer Integrity Funds:	Oppenheimer SteelPath MLP Income Fund
Oppenheimer Total Return Bond Fund	Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer International Bond Fund	Oppenheimer SteelPath Panoramic Fund
Oppenheimer Limited-Term Government Fund	Oppenheimer Variable Account Funds:
Oppenheimer Main Street Funds:	Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Main Street Fund	Oppenheimer Conservative Balanced Fund/VA
Oppenheimer Main Street Select Fund	Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Main Street Small Cap Fund	Oppenheimer Global Fund/VA
Oppenheimer Main Street Mid Cap Fund	Oppenheimer Global Multi-Alternatives Fund/VA
Oppenheimer Master Event-Linked Bond Fund, LLC	Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Master Inflation Protected Securities Fund, LLC	Oppenheimer Government Money Fund/VA
Oppenheimer Master Loan Fund, LLC	Oppenheimer International Growth Fund/VA
Money Markey Fund:	Oppenheimer Main Street Fund/VA
Oppenheimer Government Cash Reserves	Oppenheimer Main Street Small Cap Fund/VA
Oppenheimer Revenue Weighted ETF Trust:	Oppenheimer Total Return Bond Fund/VA
Oppenheimer Emerging Markets Revenue ETF	Oppenheimer Ultra-Short Duration Fund
Oppenheimer ESG Revenue ETF
Oppenheimer Global ESG Revenue ETF
Oppenheimer Global Revenue ETF
Oppenheimer Large Cap Revenue ETF
Oppenheimer International Revenue ETF
Oppenheimer Small Cap Revenue ETF
Oppenheimer Ultra Dividend Revenue ETF

Messrs. Edwards, Kennedy, Legg, V. Lowry, J. Lowry, O'Donnell, Petersen, Reichert, Steinmetz, Sternhell and Yoder and Mss. Bullington, Burley, Foxson, LaFond, Lo Bessette, Miller, and Picciotto, who are officers of the Trust, hold the same offices with one or more of the other Denver Board Funds.

Present or former officers, directors, trustees and employees (and their immediate family members) of the Trust, VTL and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by OppenheimerFunds Distributor, Inc. (“OFDI” or the “Distributor”). Present or former officers, directors, trustees and employees (and their eligible family members) of the Funds, VTL and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of other Oppenheimer funds that offer Class Y shares.

The Funds are new, and as of the date of this SAI, the Trustees and officers of the Funds, as a group, do not own any shares of the Funds beneficially or of record.

None of the Independent Trustees (nor any of their immediate family members) owns securities of either VTL or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with VTL or the Distributor.

Biographical Information. The Trustees and officers, their positions with the Funds, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The address of each Independent Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Each Trustee has served the Funds in the following capacities from the following dates:

Independent Trustees	Position(s)	Length of Service
Robert J. Malone	Board Chairman; Trustee	Since 2017
Andrew J. Donohue	Trustee	Since 2017
Jon S. Fossel	Trustee	Since 2017
Richard F. Grabish	Trustee	Since 2017
Beverly L. Hamilton	Trustee	Since 2017
Victoria J. Herget	Trustee	Since 2017
F. William Marshall, Jr.	Trustee	Since 2017
Karen L. Stuckey	Trustee	Since 2017
James D. Vaughn	Trustee	Since 2017
Interested Trustee
Arthur P. Steinmetz	Trustee	Since 2017

Independent Trustees

Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Directorships Held	Portfolios Overseen in Fund Complex
Robert J. Malone (1944) Chairman of The Board of Trustees	Chairman - Colorado Market of MidFirst Bank (since January 2015); Chairman of the Board (2012-2016) and Director (August 2005-March 2016) of Jones International University (educational organization); Trustee of the Gallagher Family Foundation (non-profit organization) (2000-2015); Chairman, Chief Executive Officer and Director of Steele Street Bank Trust (commercial banking) (August 2003-January 2015); Board of Directors of Opera Colorado Foundation (non-profit organization)(2008-2012); Director of Colorado UpLIFT (charitable organization) (1986-2010); Director of Jones Knowledge, Inc. (2006-2010); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004); Chairman of the Board (1991-1994) and Trustee (1985-1994) of Regis University; and Chairman of the Board (1990-1991) and Trustee (1984-1999) of Young Presidents Organization. Mr. Malone has served on the Boards of certain Oppenheimer funds since 2002, during which time he has become familiar with the Funds’ (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board's deliberations.	42
Jon S. Fossel (1942) Trustee	Chairman of the Board of Jack Creek Preserve Foundation (non-profit organization) (since March 2005); Director of Jack Creek Preserve Foundation (non-profit organization) (March 2005-December 2014); Chairman of the Board (2006-December 2011) and Director (June 2002-December 2011) of UNUMProvident (insurance company); Director of Northwestern Energy Corp. (public utility corporation) (November 2004-December 2009); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (nonprofit organization) (February 1998-February 2003 and February 2005-February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the OppenheimerFunds, Inc.; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of OppenheimerFunds, Inc.), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Mr. Fossel has served on the Boards of certain Oppenheimer funds since 1990, during which time he has become familiar with the Funds’ (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	42
Andrew J. Donohue (1950) Trustee	Chief of Staff of the U.S. Securities and Exchange Commission (regulator) (June 2015-February 2017); Managing Director and Investment Company General Counsel of Goldman Sachs (investment bank) (November 2012-May 2015); Partner at Morgan Lewis & Bockius, LLP (law firm) (March 2011-October 2012); Director of the Division of Investment Management of U.S. Securities and Exchange Commission (regulator) (May 2006-November 2010); Global General Counsel of Merrill Lynch Investment Managers (investment firm) (May 2003-May 2006; General Counsel (October 1991-November 2001) and Executive Vice President (January 1993-November 2001) of OppenheimerFunds, Inc. (investment firm) (June 1991-November 2001). Mr. Donohue has served on the Boards of certain Oppenheimer funds since 2017, during which time he has become familiar with the Fund’s (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.	42
Richard F. Grabish (1948) Trustee	Formerly Senior Vice President and Assistant Director of Sales and Marketing (March 1997-December 2007), Director (March 1987-December 2007) and Manager of Private Client Services (June 1985-June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB (March 2001-December 2007); President and Vice Chairman of A.G. Edwards Trust Company, FSB (investment adviser) (April 1987-March 2001); President of A.G. Edwards Trust Company, FSB (investment adviser) (June 2005-December 2007). Mr. Grabish has served on the Boards of certain Oppenheimer funds since 2001, during which time he has become familiar with the Funds’ (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	42
Beverly L. Hamilton (1946) Trustee	Trustee of Monterey Institute for International Studies (educational organization) (2000-2014); Board Member of Middlebury College (educational organization) (December 2005-June 2011); Chairman (2010-2016) of American Funds' Emerging Markets Growth Fund, Inc. (mutual fund); Director of The California Endowment (philanthropic organization) (April 2002-April 2008); Director (February 2002-2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005) and Vice Chairman (2006-2009) of American Funds' Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001-2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Ms. Hamilton has served on the Boards of certain Oppenheimer funds since 2002, during which time she has become familiar with the Funds’ (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	42
Victoria J. Herget (1951) Trustee	Board Chair (2008-2015) and Director (2004-Present), United Educators (insurance company); Trustee (since 2000) and Chair (since 2010), Newberry Library (independent research library); Trustee, Mather LifeWays (senior living organization) (since 2001); Independent Director of the First American Funds (mutual fund family) (2003-2011); former Managing Director (1993-2001), Principal (1985-1993), Vice President (1978-1985) and Assistant Vice President (1973-1978) of Zurich Scudder Investments (investment adviser) (and its predecessor firms); Trustee (1992-2007), Chair of the Board of Trustees (1999-2007), Investment Committee Chair (1994-1999) and Investment Committee member (2007-2010) of Wellesley College; Trustee, BoardSource (non-profit organization) (2006-2009) and Chicago City Day School (K-8 School) (1994-2005). Ms. Herget has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Funds’ (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	42
F. William Marshall, Jr.(1942) Trustee	Trustee Emeritus of Worcester Polytech Institute (WPI) (private university) (since 2009); Formerly, Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (1996-2015), MML Series Investment Fund (investment company) (1996-2015) and Mass Mutual Premier Funds (investment company) (January 2012-December 2015); President and Treasurer of the SIS Funds (private charitable fund) (January 1999-March 2011); Former Trustee of WPI (1985-2008); Former Chairman of the Board (2004-2006) and Former Chairman of the Investment Committee of WPI (1994-2008); Chairman of SIS Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999); and Former President and Chief Executive Officer of SIS Bancorp. (1993-1999). Mr. Marshall has served on the Boards of certain Oppenheimer funds since 2000, during which time he has become familiar with the Funds’ (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	42
Karen L. Stuckey (1953) Trustee	Member (since May 2015) of Desert Mountain Community Foundation Advisory Board (non-profit organization); Partner (1990-2012) of PricewaterhouseCoopers LLP (professional services firm) (held various positions 1975-1990); Trustee (1992-2006); member of Executive, Nominating and Audit Committees and Chair of Finance Committee (1992-2006), and Emeritus Trustee (since 2006) of Lehigh University; and member, Women’s Investment Management Forum (professional organization) since inception. Ms. Stuckey has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Funds’ (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	42
James D. Vaughn (1945) Trustee	Retired; former managing partner (1994-2001) of Denver office of Deloitte & Touche LLP, (held various positions 1969-1993); Trustee and Chairman of the Audit Committee of Schroder Funds (2003-2012); Board member and Chairman of Audit Committee of AMG National Trust Bank (since 2005); Trustee and Investment Committee member, University of South Dakota Foundation (since 1996); Board member, Audit Committee Member and past Board Chair, Junior Achievement (since 1993); former Board member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network. Mr. Vaughn has served on the Boards of certain Oppenheimer funds since 2012, during which time he has become familiar with the Funds’ (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	42

Mr. Steinmetz is an “Interested Trustee” because he is affiliated with VTL by virtue of his positions as President of and chairman and director of OFI Global Asset Management, Inc. Both as a Trustee and as an officer, Mr. Steinmetz serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Steinmetz’s address is 225 Liberty Street, New York, New York 10281-1008.

Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Directorships Held	Portfolios Overseen in Fund Complex
Arthur P. Steinmetz (1958), Trustee, President and Principal Executive Officer	Chairman of the OppenheimerFunds, Inc. (since January 2015); CEO and Chairman of OFI Global Asset Management, Inc. (since July 2014), President of OFI Global Asset Management, Inc. (since May 2013), a Director of OFI Global Asset Management, Inc. (since January 2013), Director of OppenheimerFunds, Inc. (since July 2014), President, Management Director and CEO of Oppenheimer Acquisition Corp. (OppenheimerFunds, Inc.’s parent holding company) (since July 2014), and President and Director of OFI SteelPath, Inc. (since January 2013). Chief Investment Officer of the OppenheimerFunds advisory entities from (January 2013- December 2013); Executive Vice President of OFI Global Asset Management, Inc. (January 2013-May 2013); Chief Investment Officer of OppenheimerFunds, Inc. (October 2010-December 2012); Chief Investment Officer, Fixed-Income, of OppenheimerFunds, Inc. (April 2009-October 2010); Executive Vice President of OppenheimerFunds, Inc. (October 2009-December 2012); Director of Fixed Income of OppenheimerFunds, Inc. (January 2009-April 2009); and a Senior Vice President of OppenheimerFunds, Inc. (March 1993-September 2009).	99

The addresses of the officers in the charts below are as follows: for Messrs. Edwards, Steinmetz, and Sternhell and Mss. Lo Bessette, Foxson and Picciotto, 225 Liberty Street, New York, New York 10281, for Messrs. Kennedy, Legg, O’Donnell, Petersen and Yoder and Mss. Bullington, Burley, LaFond and Miller, 6803 S. Tucson Way, Centennial, Colorado 80112, and for Messrs. V. Lowry, J. Lowry and Reichert, One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Each of the Officers has served the Funds in the following capacities from the following dates:

	Position(s)	Length of Service
Vincent T. Lowry*	Vice President	Since 2017
Justin V. Lowry*	Vice President	Since 2017
Sean P. Reichert	Vice President	Since 2017
Arthur P. Steinmetz	Trustee, President and Principal Executive Officer	Since 2017
Mary Ann Picciotto	Chief Compliance Officer and Chief AML Officer	Since 2017
Jennifer Foxson	Vice President and Chief Business Officer	Since 2017
Brian Petersen	Treasurer and Principal Financial and Accounting Officer	Since 2017
Stephanie Bullington	Assistant Treasurer	Since 2017
Julie Burley	Assistant Treasurer	Since 2017
James Kennedy	Assistant Treasurer	Since 2017
Mathew O’Donnell	Assistant Treasurer	Since 2017
Jan Miller	Assistant Treasurer	Since 2017
Cynthia Lo Bessette	Secretary and Chief Legal Officer	Since 2017
Taylor V. Edwards	Assistant Secretary	Since 2017
Randy G. Legg	Assistant Secretary	Since 2017
Michael Sternhell	Assistant Secretary	Since 2017
John Yoder	Assistant Secretary	Since 2017
Gloria J. LaFond	Blue Sky Officer	Since 2017

*Vincent T. Lowry is the father of Justin V. Lowry.

Other Information About the Officers of the Funds

Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years:	Portfolios Overseen in Fund Complex
Vincent T. Lowry (1951) Vice President	Senior Vice President, VTL (since December 2015); Chief Executive Officer and Chief Investment Officer, VTL (2004-2015); Managing Director, Smith Barney, Inc. (1984 – 2004)	12
Justin V. Lowry (1987) Vice President	Vice President, VTL (since December 2015); Portfolio Manager, IMS (2009-2015).	12
Sean P. Reichert (1987) Vice President	Portfolio Manager, VTL (since December 2015); Portfolio Manager, IMS (2009-2015).	12
Mary Ann Picciotto (1973) Chief Compliance Officer and Chief Anti-Money Laundering Officer	Senior Vice President and Chief Compliance Officer of OFI Global Asset Management, Inc. (since March 2014); Chief Compliance Officer of Sub-Adviser, OFI SteelPath, Inc., OFI Global Trust Company, OFI Global Institutional, Inc., Oppenheimer Real Asset Management, Inc., OFI Private Investments, Inc., Harborview Asset Management Corporation, Trinity Investment Management Corporation, and Shareholder Services, Inc. (since March 2014); Chief Compliance Officer of VTL (since December 2015); Managing Director of Morgan Stanley Investment Management Inc. and certain of its various affiliated entities; Chief Compliance Officer of various Morgan Stanley Funds (May 2010-January 2014); Chief Compliance Officer of Morgan Stanley Investment Management Inc. (April 2007-January 2014).	99
Jennifer Foxson (1969) Vice President and Chief Business Officer	Senior Vice President of OppenheimerFunds Distributor, Inc. (since June 2014); Vice President of OppenheimerFunds Distributor, Inc. (April 2006-June 2014); Vice President of OppenheimerFunds, Inc. (January 1998-March 2006); Assistant Vice President of OppenheimerFunds, Inc.(October 1991-December 1998).	99
Brian S. Petersen (1970) Treasurer and Principal Financial & Accounting Officer	Senior Vice President of OFI Global Asset Management, Inc. (since January 2017); Vice President of OFI Global Asset Management, Inc. (January 2013-January 2017); Vice President of Sub-Adviser (February 2007-December 2012); Assistant Vice President of Sub-Adviser (August 2002-2007).	99
Stephanie Bullington (1977) Assistant Treasurer	Vice President of OFI Global Asset Management, Inc. (since February 2014); Vice President of OFI Global Asset Management, Inc. (January 2013-September 2013); Vice President of OppenheimerFunds, Inc. (January 2010-December 2012); Assistant Vice President of OppenheimerFunds, Inc. (October 2005-January 2010).	99
Julie Burley (1981) Assistant Treasurer	Vice President of OFI Global Asset Management, Inc. (since October 2013). Previously held the following positions at Deloitte & Touche: Senior Manager (September 2010-October 2013), Manager (September 2008-August 2010), and Audit Senior (September 2005-August 2008).	99
James Kennedy (1958) Assistant Treasurer	Senior Vice President of OFI Global Asset Management, Inc. (since January 2013); Senior Vice President of OppenheimerFunds, Inc. (September 2006-December 2012).	99
Jan Miller (1963) Assistant Treasurer	Vice President of OFI Global Asset Management, Inc. (since January 2014); Assistant Vice President of OFI Global Asset Management, Inc. (January 2013-January 2014); Assistant Vice President of OppenheimerFunds, Inc. (2005-December 2012); Assistant Vice President in OppenheimerFunds, Inc.’s Fund Accounting department (November 2004 to March 2006).	99
Mathew O’Donnell (1967) Assistant Treasurer	Vice President of OFI Global Asset Management, Inc. (since January 2013); Vice President of OppenheimerFunds, Inc. (January 2008-December 2012); Accounting Policy Director of OppenheimerFunds, Inc. (May 2007-March 2012).	99
Cynthia Lo Bessette (1969) Secretary and Chief Legal Officer	Executive Vice President, General Counsel and Secretary of OFI Global Asset Management, Inc. (since February 2016); Chief Legal Officer of OppenheimerFunds, Inc. and the Distributor (since February 2016); Vice President, General Counsel and Secretary of Oppenheimer Acquisition Corp. (since February 2016); General Counsel of OFI SteelPath, Inc., VTL Associates, LLC and Index Management Solutions, LLC (since February 2016); Chief Legal Officer of OFI Global Institutional, Inc., HarbourView Asset Management Corporation, OFI Global Trust Company, Oppenheimer Real Asset Management, Inc., OFI Private Investments Inc., Shareholder Services, Inc. and Trinity Investment Management Corporation (since February 2016); Senior Vice President and Deputy General Counsel (March 2015-February 2016) and Executive Vice President, Vice President, Corporate Counsel (February 2012-March 2015) and Deputy Chief Legal Officer (April 2013-March 2015) of Jennison Associates LLC; Assistant General Counsel (April 2008-September 2009) and Deputy General Counsel (October 2009-February 2012) of Lord Abbett & Co. LLC.	99
Randy G. Legg (1965) Assistant Secretary	Vice President and Senior Counsel of OFI Global Asset Management, Inc. (since January 2013); Vice President (June 2005-December 2012) and Senior Counsel (March 2011-December 2012) of OppenheimerFunds, Inc.; Associate Counsel (January 2007-March 2011) of OppenheimerFunds, Inc..	99
Taylor V. Edwards (1967) Assistant Secretary	Senior Vice President and Managing Counsel of OFI Global Asset Management, Inc. (since January 2017); Vice President and Senior Counsel of OFI Global Asset Management, Inc. (January 2013-January 2017); Vice President (February 2007-December 2012) and Senior Counsel (February 2012-December 2012) of OppenheimerFunds, Inc.; Associate Counsel (May 2009-January 2012); Assistant Vice President (January 2006-January 2007) and Assistant Counsel (January 2006-April 2009) of OppenheimerFunds, Inc..	99
Michael J. Sternhell (1975) Assistant Secretary	Senior Vice President and Managing Counsel of OFI Global Asset Management, Inc. (since February 2015); Vice President and Associate Counsel of OFI Global Asset Management, Inc. (January 2013-January 2015); Vice President and Associate Counsel (June 2011-December 2012) of OppenheimerFunds, Inc..	99
John Yoder (1975) Assistant Secretary	Vice President and Assistant Counsel of OFI Global Asset Management, Inc. (since January 2013); Vice President and Assistant Counsel (July 2011-December 2012) of OppenheimerFunds, Inc..	99
Gloria J. LaFond (1945) Blue Sky Officer	Assistant Vice President of OFI Global Asset Management, Inc. (since January 2013); Assistant Vice President (January 2006-December 2012) of OppenheimerFunds, Inc..	99

Trustee Share Ownership. The chart below shows information about each Trustee’s beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of Funds (“Supervised Funds”).

As of December 31, 2016

Name of Trustee	Dollar Range of Shares Beneficially Owned in Oppenheimer International Ultra Dividend Revenue ETF	Dollar Range of Shares Beneficially Owned in Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	Aggregate Dollar Range Of Shares Beneficially Owned in Supervised Funds
Independent Trustees
Andrew J. Donohue	N/A	N/A	Over $100,000
Jon S. Fossel	N/A	N/A	Over $100,000
Richard F. Grabish	N/A	N/A	Over $100,000
Beverly L. Hamilton	N/A	N/A	Over $100,000
Victoria J. Herget	N/A	N/A	Over $100,000
Robert J. Malone	N/A	N/A	Over $100,000
F. William Marshall, Jr.	N/A	N/A	Over $100,000
Karen L. Stuckey	N/A	N/A	Over $100,000
James D. Vaughn	N/A	N/A	Over $100,000
Interested Trustee
Arthur P. Steinmetz	N/A	N/A	Over $100,000

Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with OFI Global Asset Management, Inc., receive no salary or fee from the Funds. The Funds began operations as of the date of this SAI. The amounts shown below for the Independent Trustees' compensation from the Funds are estimated amounts for serving as a Trustee and member of a committee (if applicable), with respect to each Fund's current fiscal year ending June 30, 2017. The total compensation from the Funds and fund complex represents compensation for serving as a Trustee and member of a committee (if applicable) of the Boards of the Funds and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2016.

Name and Other Fund Position(s) (as applicable)	Aggregate Estimated Compensation from Oppenheimer International Ultra Dividend Revenue ETF	Aggregate Estimated Compensation from Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	Total Compensation from the Funds and Fund Complex
	Fiscal year ended June 30, 2017	Fiscal year ended June 30, 2017	Year ended December 31, 2016
Robert J. Malone Chairman of the Board
Andrew J. Donohue Audit Committee Member
Jon S. Fossel Review Committee Member and Governance Committee Member
Richard F. Grabish Governance Committee Chairman and Review Committee Member
Beverly L. Hamilton Governance Committee Member and Review Committee Member
Victoria J. Herget Review Committee Chairman
F. William Marshall, Jr. Audit Committee Member
Karen L. Stuckey Audit Committee Chairman and Governance Committee Member
James D. Vaughn Audit Committee Member and Governance Committee Member

Compensation Deferral Plan. The Board of Trustees has adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based on the amount of compensation deferred and the performance of the selected funds.

Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

Control Persons and Principal Holders of Securities

The Funds are new, and as of the date of this SAI, no person owned, of record or beneficially, 5% or more of the Funds’ outstanding Shares.

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS

Investment Adviser

VTL, a Pennsylvania limited liability company located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103, serves as the investment adviser to the Funds. VTL is a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI”). OFI is wholly-owned by Oppenheimer Acquisition Corp., a holding company primarily owned by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services company. VTL is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

VTL provides investment advisory services to each Fund pursuant to the Investment Advisory Agreement between the Trust and VTL, as amended (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Trust employs VTL generally to manage the investment and reinvestment of the assets of the Funds. Pursuant to the Advisory Agreement, each Fund pays VTL a fee for managing the Fund’s investments that are calculated as a percentage of the Fund’s assets under management.

As of the date of this SAI, each Fund is a new fund that has not yet completed its first fiscal year, and therefore, has not paid management fees to VTL under the Advisory Agreement.

Portfolio Managers

Portfolio Managers. The Funds are managed by a team of investment professionals including Vincent T. Lowry, Justin V. Lowry, and Sean P. Reichert (each is referred to as a “Portfolio Manager” and collectively they are referred to as the “Portfolio Managers”) who are responsible for the day-to-day management of the Funds’ investments.

Other Accounts Managed. In addition to managing the Funds’ investment portfolios, the members of the portfolio management team also manage other investment portfolios and other accounts on behalf of VTL or its affiliates. The following table provides information regarding those other portfolios and accounts as of. No portfolio or account has an advisory fee based on performance:

Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed[1]	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed[2]	Other Accounts Managed	Total Assets in Other Accounts Managed[2,3]
Vincent T. Lowry
Justin V. Lowry
Sean P. Reichert
1.	In billions.
2.	In millions.
3.	Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

As indicated above, a portfolio manager may also manage other funds and accounts. At different times, a portfolio manager may manage other funds or accounts with investment objectives and strategies similar to, or different from, those of the Fund. At times, those responsibilities could potentially conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund’s investment objectives and strategies. For example, a portfolio manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by VTL have the same management fee. If the management fee structure of another fund or account is more advantageous to VTL than the fee structure of the Fund, VTL could have an incentive to favor the other fund or account. However, VTL’s compliance procedures and Code of Ethics recognize VTL’s obligation to treat all of its clients, including the Funds, fairly and equitably, and are designed to preclude a portfolio manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

Compensation. The primary objectives of the VTL compensation plans for investment professionals are to:

•	Motivate and reward continued growth and profitability
•	Attract and retain high-performing individuals critical to the on-going success of VTL
•	Motivate and reward strong business/investment performance
•	Create an ownership mentality for all plan participants

The investment professionals’ cash compensation is comprised primarily of a market-based base salary and (variable) incentives (annual and long term). An investment professional’s base salary is determined by the employee’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. All bonus awards are based initially on VTL’s financial performance.

All key staff of VTL is eligible to participate in the VTL Deferred Compensation Plan. These positions have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. In addition, the participants have demonstrated a long-term performance track record and have the potential for a continued leadership role. This plan provides for an annual award, payable in cash after a five-year vesting period. The value of the award increases during the vesting period based upon the growth in VTL’s income.

VTL portfolio managers responsible for managing Funds are paid by VTL and not by the Funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of Funds and other accounts. Fund portfolio managers are also eligible for the standard 401k retirement benefits and health and welfare benefits available to all VTL employees.

Ownership of Fund Shares. As of the date of this SAI, Messrs. Vincent Lowry, Justin Lowry and Reichert do not own shares of the Funds.

Administrator and Fund Accountant

The Bank of New York Mellon (“BNY Mellon”) serves as Administrator and Fund Accountant for the Funds. Its principal address is One Wall Street, New York, NY 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

Each Fund is a new fund that has not yet completed its first fiscal year, and therefore, the Funds have not paid fund administration or accounting fees to BNY Mellon under the Fund Administration and Accounting Agreement.

Custodian and Transfer Agent

BNY Mellon also serves as custodian for the Funds pursuant to a Custody Agreement. Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for each Fund.

As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

The Funds participate in a securities lending program under which the Funds’ custodian lends Fund portfolio securities to qualified institutional investors that post appropriate collateral. Under the program, the Funds’ custodian receives a portion of the interest earned on any reinvested collateral as an offset for the costs of the program.

Pursuant to a Transfer Agency and Services Agreement with the Trust, BNY Mellon acts as transfer agent for each Fund’s authorized and issued Shares, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

Distributor

The Distributor, OFDI, located at 225 Liberty Street, New York, NY 10281, is the principal underwriter of the Funds’ Shares and distributes Fund Shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Unit Aggregations.” The Distributor has no obligation to sell any specific quantity of Fund Shares. The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or the Funds. The Distributor is not affiliated with any stock exchange. VTL, at its expense, may pay the Distributor a fee for certain distribution-related services. The Distributor does not receive any underwriting commissions for the sale of Fund Shares.

OFDI may make payments to broker-dealers and other financial intermediaries for services provided and expenses incurred in connection with the distribution, marketing and promotion of Fund Shares. These payments will be made by OFDI and not from the resources of the Funds. Payments may be made to financial intermediaries that (1) provide access to financial intermediaries' platform or to their sales force; (2) develop new products that feature, market or otherwise promote the Funds; (3) allow customers to buy and sell Fund Shares without paying a commission or other transaction charge; and/or (4) provide data and reporting relating to sales of the Funds. Payments of the type described above are sometimes referred to as revenue-sharing or marketing payments. These payments may create conflicts of interest between the financial intermediary and its clients by incentivizing the financial intermediary to recommend the Funds. Further, OFDI may make payments to certain financial intermediaries related to educational efforts regarding exchange-traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, as well as the development of technology platforms and reporting systems.

Calculation Agent

[ ], located at [ ], serves as calculation agent for the Underlying Indexes. [ ] has entered into a contractual agreement with OFI (which is authorized to sublicense any necessary rights to VTL) under which [ ] will be primarily responsible for Index maintenance, calculation, dissemination and reconstitution activities. OFI compensates [ ] from its own resources.

Counsel

[ ], serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm

____________ serves as independent registered public accounting firm of the Trust. _______ audits the Funds’ financial statements and performs other related tax and audit services.

Rule 12b-1 Plan

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) to compensate persons who provide certain marketing or distribution-related services for the Funds. The Plan provides for payments at an annual rate of up to 0.25% of each Fund’s average daily net assets.

Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made, as applicable.

The Plan was adopted in order to permit the implementation of each Fund’s method of distribution. However, the Board has not authorized the Funds to pay fees under the Plan at this time.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, VTL relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement the Trust’s policies, VTL effects transactions with those brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. Subject to the foregoing, in choosing brokers to execute portfolio transactions for the Funds, VTL may consider a broker’s willingness (as an Authorized Participant (as defined below)) to accommodate Creation Unit create and redeem transactions that minimize capital gains for the Funds in connection with the quarterly rebalancings/reconstitutions of the Funds. VTL may also select brokers that provide brokerage and/or research services (“Soft Dollar Products”) to the Funds and/or the other accounts over which VTL has investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that VTL, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), VTL must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or VTL’s overall responsibilities with respect to the accounts as to which it exercises investment discretion.” The services provided by the broker also must lawfully and appropriately assist VTL in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a broker commissions higher than those available from another broker in recognition of the broker’s provision of Soft Dollar Products to VTL.

VTL may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research.

VTL faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because VTL is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces VTL’s expenses to the extent that VTL would have purchased such products had it not been provided by brokers. Section 28(e) permits VTL to use Soft Dollar Products for the benefit of any account it manages. Certain VTL-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other accounts managed by VTL or its affiliates, effectively cross subsidizing the other VTL-managed accounts that benefit directly from the product. VTL may not necessarily use all of the Soft Dollar Products in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

VTL assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by a Fund and one or more other investment companies or clients supervised by VTL are considered at or about the same time, transactions in such securities may be allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by VTL. In some cases, this procedure could have a detrimental effect on the price or volume of a security purchased or sold for the Funds. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds.

The Funds primarily incur brokerage commissions in connection with the quarterly rebalancings/reconstitutions of the Funds. The magnitude of the rebalancings/reconstitutions will vary depending on such factors as changes in the composition of an Underlying Index, changes in the related revenues of the constituent companies and changes in the size of a Fund.

Because each Fund has not completed its first fiscal year, no Fund paid brokerage commissions during the last three years.

Because each Fund has not completed its first fiscal year, no Fund acquired securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents.

Portfolio Holding Disclosure Policies and Procedures

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of each Fund.

Proxy Voting Policy

The Board has delegated to VTL the responsibility to vote proxies with respect to the portfolio securities held by the Funds. VTL has adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority. VTL has engaged Institutional Shareholder Services, Inc. (“ISS”) as its proxy voting agent and has authorized ISS to vote proxies with respect to securities held in client accounts in accordance with ISS recommendations. When available, information on how VTL voted proxies on behalf of the Funds relating to portfolio securities during the most recent 12-month (or shorter, as applicable) period ended June 30 may be obtained (i) without charge, upon request, by calling 1-888-854-8181; and (ii) on the SEC’s website at http://www.sec.gov. VTL’s Proxy Voting Policies and Procedures are included as Appendix A to this SAI.

Codes of Ethics

The Funds, VTL, OFI Global Asset Management, Inc., OppenheimerFunds, Inc., and OppenheimerFunds Distributor, Inc. have a Code of Ethics. It is designed to detect and prevent improper personal trading by portfolio managers and certain other employees ("covered persons") that could compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and/or other funds advised by VTL and OFI Global Asset Management, Inc. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by VTL, OFI Global Asset Management, Inc., OppenheimerFunds, Inc., and OppenheimerFunds Distributor, Inc.

The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC. It can be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's website at www.sec.gov and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.

PORTFOLIO TURNOVER

Because the Funds are rebalanced and/or reconstituted quarterly, the Funds may experience portfolio turnover in excess of 100%. No Fund had commenced operations as of the date of this SAI.

CAPITAL STOCK AND OTHER SECURITIES

Each Fund is authorized to issue an unlimited number of Shares of beneficial interest without par value. Each Share of beneficial interest represents an equal proportionate interest in the assets and liabilities of a Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.

Under Delaware law, the Trust is not required to, and the Trust does not presently intend to, hold regular annual meetings of shareholders. Meetings of the shareholders of one or more of the Funds may be held from time to time to consider certain matters, including changes to a Fund’s fundamental investment policies, changes to the Management Agreement and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with proportionate voting for fractional Shares. The Shares of a Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the Shares of a Fund into a greater or lesser number of Shares so affected. In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder’s percentage ownership, in the distribution of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders, all Shares shall vote in the aggregate without differentiation between the Shares of the separate Funds or separate classes, if any, provided that (i) with respect to any matter that affects only the interests of some but not all Funds, then only the Shares of such affected Funds, voting separately, shall be entitled to vote on the matter, (ii) with respect to any matter that affects only the interests of some but not all classes, then only the Shares of such affected classes, voting separately, shall be entitled to vote on the matter; and (iii) notwithstanding the foregoing, with respect to any matter as to which the 1940 Act or other applicable law or regulation requires voting by Fund or by class, then the Shares of the Trust shall vote as prescribed in that law or regulation.

Book Entry Only System. The following information supplements and should be read in conjunction with the section of the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, NYSE MKT and the Financial Industry Regulatory Authority. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares. No Beneficial Owner shall have the right to receive a certificate representing such Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form. Orders are placed in “proper form” when the orders comply with the order processing procedures identified in the Authorized Participant Agreement for creation or redemption of Shares of the Funds.

A “Business Day” for purposes of this section is any day the NYSE, the Exchange and a Fund are open for business and includes any day that a Fund is required to be open under Section 22(e) of the 1940 Act.

Deposit of Securities and Deposit or Delivery of Cash. Except for cash in lieu transactions, as described below, the consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities—the “Deposit Securities”—per each Creation Unit Aggregation constituting a substantial replication or a representative sampling of the securities included in the Fund’s corresponding index (“Fund Securities”) and an amount of cash denominated in U.S. dollars—the “Cash Component”—computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount”—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component.

The Funds’ custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by VTL with a view to the principal investment strategies of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the composition of the securities in the Fund’s corresponding index.

In addition, the Funds reserve the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Cash Component in the following circumstances:

•	if, on a given Business Day, the Fund announces before the open of trading that all purchases, all redemptions or all purchases and redemptions on that day will be made entirely in cash;
•	if, upon receiving a purchase or redemption order from an Authorized Participant (as defined below), the Fund determines to require the purchase or redemption, as applicable, to be made entirely in cash;
•	if, on a given Business Day, the Fund requires all Authorized Participants purchasing or redeeming Shares on that day to deposit or receive (as applicable) cash in lieu of some or all of the Deposit Securities solely because: (i) such instruments are not eligible for transfer either through the NSCC or DTC; or (ii) in the case of non-U.S. investments, such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or
•	if the Fund permits an Authorized Participant to deposit or receive (as applicable) cash in lieu of some or all of the Deposit Securities solely because: (a) such instruments are, in the case of the purchase of a Creation Unit, not available in sufficient quantity; (b) such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting; or (c) a shareholder would be subject to unfavorable income tax treatment if the shareholder receives redemption proceeds of non-U.S. investments in kind.

If VTL notifies the Distributor that a “cash in lieu” amount will be accepted, the Distributor will notify the Authorized Participant and the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the “cash in lieu” amount, with any appropriate adjustments as advised by VTL.

Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but VTL, may adjust the transaction fee within the parameters described above to protect existing shareholders. The adjustments described above will reflect changes known to VTL on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Fund’s corresponding index or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the “Book Entry Only System” section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” A list of existing Authorized Participants that have signed a Participant Agreement is available from the Distributor. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Funds’ Distributor no later than the cut-off time designated as such in the participant agreement on the relevant Business Day, in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. Orders for select Funds (T-1 (T minus 1) Next Day International Market Orders), are to be placed after the listing exchange closing time and before the Fund’s established T-1 order window cut-off time, the latest being 5:30 PM Eastern Standard Time on any Business Day. Such orders, if accepted, will receive the next Business Day’s NAV per Creation Unit Aggregation. In the case of custom orders, the order must be received by the Funds’ Distributor no later than 3:00 p.m., Eastern time, or such other time as may be designated by the Funds and disclosed to the Authorized Participants on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security as discussed above. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process,” “Placement of Creation Orders Outside Clearing Process—Domestic Funds” and “Placement of Creation Orders Outside Clearing Process—Foreign Funds” sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker- dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

For domestic securities, orders to create Creation Units of a Fund may be placed through the Clearing Process utilizing procedures applicable to domestic funds (see “Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process utilizing the procedures applicable to domestic funds (see “Placement of Creation Orders Outside Clearing Process—Domestic Funds”). For foreign securities orders, most orders will be placed outside of the clearing process utilizing the procedures applicable for foreign funds (see “Placement of Creation Orders Outside Clearing Process—Foreign Funds”).

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Funds’ custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Funds’ Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process—Domestic Funds. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by VTL and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern time, of the Business Day following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Funds’ custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Funds’ custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Funds’ Distributor on the Transmittal Date if (i) such order is received by the Funds’ Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Funds’ custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m., Eastern time, and 2:00 p.m., Eastern time, respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See “Creation Transaction Fee” section below).

Placement of Creation Orders Outside Clearing Process—Foreign Funds. A standard creation order must be placed by 4:00 p.m., Eastern time, for purchases of Shares. Orders for select Funds (T-1 (T minus 1) Next Day International Market Orders), are to be placed after the listing exchange closing time and before the Fund’s established T-1 order window cut-off time, the latest being 5:30 PM Eastern Standard Time on any Business Day. Such orders, if accepted, will receive the next Business Day’s NAV per Creation Unit Aggregation. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. The Distributor will inform the Funds’ transfer agent, VTL and the Funds’ custodian upon receipt of a creation order. The Funds’ custodian will then provide such information to the appropriate sub-custodian.

With respect to foreign investments of a Fund, the Fund’s custodian causes the sub-custodian for the Fund to maintain an account into which the Authorized Participant delivers, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted cash purchase), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its behalf or another investor’s behalf by the closing time of the regular trading session on the Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 11:00 a.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 11:00 a.m., Eastern time, on the contractual settlement date, by means approved by the Trust, immediately available or same day funds sufficient for the Trust to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

Additional Information Regarding the Placement of Creation Orders. Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash in the form of U.S. dollars must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”).

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time on such date and federal funds in the appropriate amount are deposited with the Funds’ custodian by 11:00 a.m., Eastern time the following Business Day. If the order is not placed in proper form by 4:00 p.m., Eastern time or federal funds in the appropriate amount are not received by 11:00 a.m., Eastern time, the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. The Trust may also require delivery of Deposit Securities prior to settlement date by the Authorized Participant in relation to certain international markets.

Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Funds’ custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Fund’s custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or VTL, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Fund’s custodian, the Distributor and VTL make it, for all practical purposes, impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, VTL, BNY Mellon, the Distributor, DTC, NSCC, the Fund’s custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective purchaser of its rejection of the order of such person. The Trust, the Fund’s custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. Authorized Participants will be required to pay a fixed creation transaction fee, described below, regardless of the number of creations made each day. An additional charge may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Any additional costs associated with transferring the securities constituting the Deposit Securities to the account of the Trust are borne by the Authorized Participants. The table below provides the Standard Creation/Redemption Transaction Fee and the Maximum Creation/Redemption Transaction Fee for each Fund:

Fund	Standard Creation/Redemption Transaction Fee	Maximum Creation/Redemption Transaction Fee
Oppenheimer International Ultra Dividend Revenue ETF
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF

Redemption of Fund Shares in Creation Unit Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Funds’ transfer agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation.

Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation. Each Fund’s custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Under limited circumstances, Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations. Unless cash redemptions are available or specified for a Fund (as discussed under “Deposit of Securities and Deposit or Delivery of Cash” above), the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed above. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

Pursuant to Section 22(e) of the 1940 Act, the right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) of up to four times the standard redemption transaction fee may be imposed for a Fund.

Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Funds’ transfer agent not later than 4:00 p.m., Eastern time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m. Eastern time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process—Domestic Funds. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Funds’ transfer agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Funds’ custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off-Time”) and 2:00 p.m., Eastern time for any Cash Component, if any, owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities that are expected to be delivered within three Business Days and the Cash Redemption Amount, if any, owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

Placement of Redemption Orders Outside the Clearing Process—Foreign Funds. A standard order for redemption must be received by 4:00 p.m., Eastern time, for redemptions of Shares. In the case of custom redemptions, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date. Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

The delivery of Fund Securities to redeeming investors generally will be made within three Business Days. However, due to the schedule of holidays in certain countries, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See “Regular Holidays” for a list of the local holidays in the foreign countries relevant to the Funds, as applicable.

A redeeming Beneficial Owner, or Authorized Participant acting on behalf of such Beneficial Owner, when taking delivery of Shares of Fund Securities upon redemption of Shares of the Fund must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account the Fund Securities will be delivered.

In the event that the number of Shares is insufficient on trade date plus one, the Trust may deliver the Deposit Securities notwithstanding such deficiency in reliance on the undertaking of the Authorized Participant to deliver the missing Shares as soon as possible. This undertaking shall be secured by the Authorized Participant’s delivery on the contractual settlement date and subsequent maintenance of collateral consisting of cash having a value at least equal to 105% of the value of the missing Shares. The Authorized Participant’s agreement permits the Trust, acting in good faith, to purchase the missing Shares at any time and the Authorized Participant will be subject to liability for any shortfall between the cost to the Trust of purchasing such shares and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.

Additional Information Regarding the Placement of Redemption Orders Outside the Clearing Process. The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Funds’ custodian according to the procedures set forth under “Determination of NAV” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Funds’ transfer agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Funds’ custodian prior to the DTC Cut-Off- Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Funds’ custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Funds’ custodian by 11:00 a.m., Eastern time the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash (see discussion of cash redemptions under “Deposit of Securities and Deposit or Delivery of Cash” above). In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.

Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The table below describes in further detail the placement of redemption orders outside the clearing process.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Creation through NSCC Standard Orders	4:00 p.m. (ET)	No action.	No action.	Creation Unit Aggregations will be delivered.
Custom Orders	3:00 p. m. (ET) Order must be received by the Fund’s transfer agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Creation Unit Aggregations will be delivered.
Creation through NSCC Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Fund’s transfer agent.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Fund’s custodian	No action.	Creation Unit Aggregations will be delivered.
Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities	4:00 p. m.(ET) Order in proper form must be received by the Fund’s transfer agent.	11:00 a.m. (ET) Available Deposit Securities. Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities.	No action.	1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.
Custom Orders	3:00 p.m. (ET) Order in proper form must be received by the Fund’s transfer agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Fund’s custodian	No action.	Creation Unit Aggregations will be delivered.
Redemption Through NSCC Standard Orders	4:00 p.m. (ET) Order must be received by the Fund’s transfer agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.
Custom Orders	3:00 p.m. (ET) Order must be received by the Fund’s transfer agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.
Redemption Outside of NSCC Standard Orders	4:00 p.m. (ET) Order must be received by the Fund’s transfer agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).

11:00 a.m. (ET)

Fund Shares must be delivered through DTC to the Fund’s custodian

2:00 p. m. (ET)

Cash Component, if any, is due. *If the order is not in proper form or the Fund Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.
Custom Orders	3:00 p. m. (ET) Order must be received by the Fund’s transfer agent. Orders received after 3:00 p. m. (ET) will be treated as standard orders.

11:00 a.m. (ET)

Fund Shares must be delivered through DTC to the Fund’s custodian.

2:00 p. m. (ET)

Cash Component, if any, is due.

*If the order is not in proper form or the Fund Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Cash Redemption Amount is delivered to the Redeeming beneficial owner

Regular Holidays (Foreign Funds)

Because the portfolio securities of a Fund that invests in foreign securities may trade on the relevant exchange(s) on days that the Exchange is closed or that are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase and sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets. The Funds generally intend to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus three Business Days (i.e., days on which the NYSE is open). The Funds may effect deliveries of Creation Units and portfolio securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within a normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for Funds that invest in foreign securities, in certain circumstances. The holidays applicable to a Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for a Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein.

Listed below are the dates in calendar year 2017 in which the regular holidays affecting the relevant securities markets of the below listed countries may impact Fund settlement. This list is based on information available to the Funds. The list may not be accurate or complete and is subject to change.

Australia:
January 2	April 17	June 12	October 2
January 26	April 18	August 7	November 7
March 6	April 25	August 8	December 25
March 13	May 1	September 25	December 26
April 14	June 5	September 29
Austria:
January 6	May 25	October 26	December 26
April 14	June 5	November 1
April 17	June 15	December 8
May 1	August 15	December 25
Belgium:
April 14	May 25	August 15	December 26
April 17	June 5	November 1
May 1	June 15	December 25
Brazil:
January 1	March 1	June 15	November 15
January 25	April 14	September 7	November 20
February 27	April 21	October 12	December 25
February 28	May 1	November 2
Canada:
January 2	April 14	August 7	December 25
January 3	May 22	September 4	December 26
February 13	June 26	October 9
February 20	July 3	November 13
Chile:
January 1	May 1	August 15	October 27
April 14	May 21	September 18	November 1
April 15	June 26	September 19	December 8
April 16	July 16	October 9	December 25
China:
January 2	February 2	May 30	October 6
January27	April 3	October 2
January 30	April 4	October 3
January 31	May 1	October 4
February 1	May 29	October 5
Colombia:
January 1	May 1	July 20	November 13
January 9	May 29	August 7	December 8
March 20	June 19	August 21	December 25
April 13	June 26	October 16
April 14	July 3	November 6
Czech Republic:
January 1	May 1	July 6	December 24
April 14	May 8	October 28	December 25
April 17	June 28	November 17	December 26
Denmark:
January 1	April 17	June 5	December 31
April 13	May 12	December 24
April 14	May 25	December 25
April 16	May 26	December 26
Egypt:
January 7	April 25	July 1	September 2
January 25	May 1	July 23	September 21
April 16	June 25	August 31	October 6
April 17	June 26	September 1	December 1
* The Egyptian market is closed every Friday.
Finland:
January 1	April 14	May 25	December 25
January 6	April 17	June 23	December 26
April 13	May 1	December 6
France:
January 2	May 1	July 14	November 1
March 28	May 8	August 15	December 25
April 14	May 29	August 28	December 26
April 17	May 31	October 31
Germany:
April 14	May 1	October 3	December 25
April 17	June 5	October 31	December 26
Greece:
January 1	April 14	June 5	December 26
January 6	April 17	August 15
February 27	May 1	December 25
Hong Kong:
January 2	April 4	May 3	December 25
January 27	April 14	May 30	December 26
January 30	April 17	October 2
January 31	May 1	October 5
Hungary:
January 1	May 1	October 23
April 17	August 20	December 26
India:
January 26	June 26	December 25
February 24	August 15
March 13	August 17
March 28	August 25
April 4	October 2
April 14	October 19
May 1	October 20
May 10	December 1
Indonesia:
January 1	August 17	December 25
Ireland:
January 2	May 1	December 22
March 17	June 5	December 25
April 14	August 7	December 26
April 17	October 30	December 29
Israel:
March 12	May 1	October 4
April 10	May 2	October 5
April 11	May 30	October 8
April 12	May 31	October 9
April 13	August 1	October 10
April 16	September 20	October 11
April 17	September 21	October 12
* The Israeli market is closed every Friday.
Italy:
January 1	April 17	June 2	December 8
January 6	April 25	August 15	December 25
April 14	May 1	November 1	December 26
Japan:
January 2	May 3	August 11	November 23
January 3	May 4	September 18
January 9	May 5	October 9
March 20	July 17	November 3
Malaysia:
January 1	August 31
February 1	September 16
May 1	December 25
Mexico:
January 1	April 13		December 12
February 6	April 14	November 2	December 25
March 20	May 1	November 20
Netherlands:
January 1	April 17	May 12	October 29
March 26	April 27	May 25	December 25
April 14	May 1	June 5	December 26
New Zealand:
January 2	April 14	June 5	December 26
January 3	April 17	October 23
February 6	April 25
Norway:
April 12	April 17	May 25	December 26
April 13	May 1	June 5
April 14	May 17	December 25
Peru:
January 1	May 1	August 30	December 25
April 13	June 29	November 1
April 14	July 28	December 8
Philippines:
January 1	May 1	November 30
April 9	June 12	December 25
April 13	August 28	December 30
April 14	November 1	December 31
Poland:
January 1	May 1	November 1	December 26
January 6	May 3	November 11
April 14	June 15	December 24
April 17	August 15	December 25
Portugal:
January 1	April 17	December 25
April 14	May 1	December 26
Qatar:
January 1	June 26	September 2	September 4
March 5	June 27	September 3	December 18
June 25	September 1
*The Qatari market is closed every Friday.
Russia:
January 1	February 23	May 9
January 2	March 8	June 12
January 7	May 1	November 6
Singapore:
January 2	May 10	October 18
January 30	June 26	December 25
April 14	August 9
May 1	September 1
South Africa:
January 2	April 17	June 16	December 25
March 21	April 27	August 9	December 26
April 14	May 1	September 25
South Korea:
January 1	March 1	August 15	October 9
January 27	May 1	October 3	December 20
January 28	May 3	October 4	December 25
January 29	May 5	October 5
January 30	June 6	October 6
Spain:
January 6	May 1	August 16	December 8
April 12	June 5	September 11	December 25
April 13	June 15	October 12	December 26
April 14	July 25	November 1
April 17	August 15	December 6
Sweden:
January 5	April 14	May 24	June 23	December 26
January 6	April 17	May 25	November 3
April 13	May 1	June 6	December 25
Switzerland:
January 2	May 1	August 1
April 14	May 25	December 25
April 17	June 5	December 26
Taiwan:
January 1	April 5	October 10
February 28	May 1
Thailand:
January 2	April 14	May 10	October 23
February 11	April 15	July 1	December 5
April 6	May 1	July 10	December 11
April 13	May 5	August 14
Turkey:
January 1	May 1	August 30
April 23	May 19	October 29
United Arab Emirates:
January 1	June 27	September 3	December 3
April 24	August 31	September 21
June 25	September 1	December 1
June 26	September 2	December 2
* The United Arab Emirates market is closed every Friday.
United Kingdom:
January 2	May 1	December 22	December 29
April 14	May 29	December 25
April 17	August 28	December 26

Redemptions. The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries and regions whose securities comprise the Fund’s portfolio. In the calendar year 2017, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycles*, where more than seven calendar days may be needed to deliver redemption proceeds, for Funds that invest in foreign securities as noted below. This list is based on information available to the Funds. The list may not be accurate or complete and is subject to change.

Country	Trade Date	Settlement Date	Number of Days to Settle
Australia	12/22/2016	01/03/2017	12
	04/12/2017	04/19/2017	8
	04/12/2017	04/20/2017	8
	04/13/2017	04/21/2017	8
China	01/24/2017	02/03/2017	10
	01/25/2017	02/06/2017	12
	01/26/2017	02/07/2017	12
	09/27/2017	10/09/2017	12
	09/28/2017	10/10/2017	12
	09/29/2017	10/11/2017	12
Ireland	12/22/2016	1/03/2017	12
	12/23/2016	1/03/2017	11
	12/26/2016	1/03/2017	8
	12/19/2017	12/27/2017	8
	12/20/2017	12/28/2017	8
	12/21/2017	1/02/2018	12
	12/22/2017	1/02/2018	11
Israel	04/04/2017	04/18/2017	14**
	04/05/2017	04/19/2017	14**
	04/06/2017	04/20/2017	14**
	04/07/2017	04/20/2017	13
	04/09/2017	04/19/2017	10
	04/10/2017	04/20/2017	10
	04/11/2017	04/20/2017	9
	04/12/2017	04/20/2017	8
	04/25/2017	05/03/2017	8
	04/26/2017	05/04/2017	8
	04/27/2017	05/08/2017	9
	04/28/2017	05/08/2017	8
	09/14/2017	09/25/2017	11
	09/15/2017	09/25/2017	10
	09/18/2017	09/26/2017	8
	09/19/2017	09/27/2017	8
	10/02/2017	10/162017	14
	10/03/2017	10/17/2017	14
	10/04/2017	10/17/2017	13
	10/05/2017	10/18/2017	13
	10/06/2017	10/18/2017	12
	10/09/2017	10/18/2017	9
	10/10/2017	10/18/2017	8
Japan	04/28/2017	05/08/2017	10
	05/01/2017	05/09/2017	8
	05/02/2017	05/10/2017	8
Norway	04/07/2016	04/18/2016	11
	04/10/2017	04/18/2017	8
	04/11/2017	04/19/2017	8
	04/12/2017	04/20/2017	8
Qatar	06/20/2017	06/28/2017	8
	06/21/2017	06/29/2017	8
	06/22/2017	07/02/2017	10
South Africa	04/07/2017	04/18/2017	11
	04/10/2017	04/19/2017	9
	04/11/2017	04/20/2017	9
	04/12/2017	04/21/2017	9
	04/13/2017	04/24/2017	11
	04/20/2017	04/28/2017	8
	04/21/2017	05/02/2017	10
	04/24/2017	05/03/2017	9
	04/25/2017	05/04/2017	9
	04/26/2017	05/05/2017	9
	04/28/2017	05/10/2017	10
	06/12/2017	06/20/2017	8
	06/13/2017	06/21/2017	8
	06/14/2017	06/22/2017	8
	06/15/2017	06/23/2017	8
	08/02/2017	08/10/2017	8
	08/03/2017	08/11/2017	8
	08/04/2017	08/14/2017	10
	08/07/2017	08/15/2017	8
	08/08/2017	08/16/2017	8
	09/18/2017	09/26/2017	8
	09/19/2017	09/27/2017	8
	09/20/2017	09/28/2017	8
	09/21/2017	09/29/2017	8
	09/22/2017	10/02/2017	10
	12/18/2017	12/27/2017	9
	12/19/2017	12/28/2017	9
	12/20/2017	12/29/2017	9
	12/21/2017	01/01/2018	11
	12/22/2017	01/02/2018	11
South Korea	09/29/2017	10/10/2017	10
	10/02/2017	10/11/2017	9
Spain	04/07/2016	04/18/2017	11
	04/10/2017	04/18/2017	8
	04/11/2017	04/19/2017	8
	04/12/2017	04/20/2017	8
Sweden	04/10/2017	04/18/2017	8
	04/11/2017	04/19/2017	8
	04/12/2017	04/20/2017	8
United Kingdom	12/20/2016	12/28/2016	8
	12/21/2016	12/29/2016	8
	12/22/2016	01/03/2017	12
	12/23/2016	01/03/2017	11
	12/26/2016	01/03/2017	8
	12/19/2017	12/27/2017	8
	12/20/2017	12/28/2017	8
	12/21/2017	01/02/2018	12
	12/22/2017	01/02/2018	11

*	These worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.
**	Maximum permitted pursuant to the Trust’s SEC exemptive order.

TAXES

The following is a summary of certain additional tax considerations generally affecting a Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to a Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to their investment in a Fund.

Taxation of the Funds

Each Fund is a Separate Corporation. Each Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated Investment Company. Each Fund intends to elect and qualify to be treated each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “Fund”) that is accorded special tax treatment under Subchapter M of the Internal Revenue Code. If a Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it timely distributes to shareholders.

In order to qualify for treatment as a regulated investment company, each Fund must satisfy the following requirements:

•	Distribution Requirement — a Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for each tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).
•	Income Requirement — a Fund must derive at least 90% of its gross income for each taxable year from (i) dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and (ii) net income derived from qualified publicly traded partnerships (“QPTPs”).
•	Asset Diversification Tests — a Fund must satisfy the following asset diversification tests at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s total assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (limited in respect of any one issuer to not more than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested, including through corporations in which the Fund owns a 20% or more voting stock interest, (x) in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses, or, (y) in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by a Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Tests is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect a Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, a Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Tests, which may have a negative impact on the Fund’s income and performance.

Each Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If a Fund uses equalization accounting, it will treat a portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ pro-rata share of the Fund’s accumulated earnings and profits as distributions of investment company taxable income and net capital gain and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that a Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on a Fund’s income and performance.

Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Tests, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that a Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, a Fund may be subject to a significant monetary sanction. Moreover, the Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See “Taxation of Fund Distributions - Distributions of Capital Gains” below.

Capital Loss Carryovers. The capital losses of a Fund, if any, do not flow through to shareholders. Rather, a Fund may use its capital losses, subject to applicable limitations, to offset its capital gains. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of a Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of a Fund. An ownership change generally results when shareholders owning 5% or more of a Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate thereby reducing a Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to a Fund’s shareholders could result from an ownership change. The Funds undertake no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Fund’s control, there can be no assurance that a Fund will not experience, or has not already experienced, an ownership change. Additionally, if a Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by a Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions – Distributions of capital gains” below). A “qualified late year loss” includes:

(i)               any net capital loss attributable to the portion of the taxable year after October 31, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss attributable to such portion of the current taxable year (“post-October capital losses”), and

(ii)             the sum of (1) net ordinary loss from the sale, exchange or other taxable disposition of property attributable to the portion of the taxable year after October 31 and (2) other net ordinary loss attributable to the portion of the taxable year after December 31 (“later year ordinary losses”)

Undistributed Capital Gains. A Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Funds currently intend to distribute net capital gains. If a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the regular corporate tax rates. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax. To avoid a 4% non-deductible excise tax, a Fund must distribute by December 31 of each year an amount equal to at least:
(1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. For purposes of the required excise tax distribution, a Fund’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year generally are treated as arising on January 1 of the following calendar year. Generally, each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in a Fund having to pay an excise tax.

Foreign Income Tax. Investment income and proceeds received by a Fund from sources within foreign countries may be subject to foreign withholding or other taxes and the amount of such tax generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which, in certain circumstances, entitle a Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when a Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, a Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause a Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by a Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested in various countries is not known. Under certain circumstances, a Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Fund Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by a Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). You will receive information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. Each Fund receives ordinary income generally in the form of dividends and/or interest on its investments. A Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of a Fund, constitutes a Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “– Qualified Dividend Income for Individuals” and “– Dividends-Received Deduction for Corporations”

Distributions of Capital Gains. Each Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by a Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) your tax basis in your Shares; any excess will be treated as gain from the sale of your Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease your tax basis in your Fund Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by you for tax purposes on the later sale of such Fund Shares. Return of capital distributions can occur for a number of reasons including, among others, a Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see, “Tax Treatment of Portfolio Transactions – Investments in U.S. REITs” below).

Qualified Dividend Income for Individuals. Ordinary income dividends properly reported by the Fund as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to a Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both a Fund and the investor must meet certain holding period and other requirements to qualify Fund dividends for this treatment.

Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex- dividend. Similarly, you must hold your Fund Shares for at least 61 days during the 121-day period beginning 60 days before a Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by a Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be treated as qualifying dividend income.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be reported by the Fund each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both a Fund and the investor. Specifically, the amount that a Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during the 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by a Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although economically constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits. If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes paid by the Fund. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax liability (subject to limitations for certain shareholders). A Fund will provide the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund due to certain limitations that may apply. Each Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See “Tax Treatment of Portfolio Transactions – Securities Lending” below.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in October, November or December and Paid in January. Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales, Exchanges and Redemptions of Fund Shares

Sales, exchanges and redemptions (including redemptions in kind) of Fund Shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund Shares, the IRS requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize on a sale, exchange, or redemption will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Any redemption fees you incur on Shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the redemption. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income ($1,500 if the shareholder is married filing separately).

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax Basis Information. A shareholder’s cost basis information will be provided on the redemption of any of the shareholder’s Shares in the Fund, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your Shares with respect to reporting of cost basis and available elections for your account.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by a Fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies” for a detailed description of the various types of securities and investment techniques that apply to a Fund.

In General. In general, gain or loss recognized by a Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Gain or loss recognized on the disposition of property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts generally do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a Fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

Certain of a Fund’s investments in derivatives and foreign currency-denominated instruments, and a Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may (to the extent such fluctuations give rise to net losses) cause some or all of the Fund's previously distributed income to be classified as a return of capital. In certain cases, a Fund may make an election to treat such gain or loss as capital.

PFIC Investments. A Fund may invest in securities of foreign companies that may be classified under the Internal Revenue Code as passive foreign investment companies (“PFICs”). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, each Fund intends to mark-to-market these securities under certain provisions of the Internal Revenue Code and recognize any unrealized gains as ordinary income at the end of each Fund’s respective taxable year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. The designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a Fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions — Investment in Taxable Mortgage Pools (Excess Inclusion Income)” and “Non-U.S. Investors — Investment in U.S. Real Property” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in Non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a Fund in a non-U.S. REIT may subject the Fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A Fund’s pro rata share of any such taxes will reduce the Fund’s return on its investment. A Fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign Income Tax.” Also, a Fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in Taxable Mortgage Pools (Excess Inclusion Income). Under a Notice issued by the IRS, the Internal Revenue Code and Treasury regulations to be issued but that may apply retroactively, a portion of a Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Internal Revenue Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax- exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a Fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a Fund that has a non-REIT strategy.

Investments in Partnerships. For purposes of the Income Requirement, income derived by a Fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund.

Securities Lending. While securities are loaned out by a Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Securities of Uncertain Tax Character. A Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the amount, timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

Backup Withholding

By law, a portion of your taxable dividends and sales proceeds may be withheld unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

Withholding is also imposed if the IRS requires it. When withholding is required, the amount will be imposed at a rate of 28% on any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General. If a foreign shareholder fails to provide a properly completed and signed Certificate of Foreign Status (using the applicable IRS Form W-8), a Fund will be required to withhold U.S. tax on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares. Provided a Fund obtains a proper certification of foreign status, ordinary income dividends that are paid by the Fund to foreign shareholders and that are not “effectively connected income,” will be subject to a U.S. withholding tax. The tax rate may be reduced if the foreign shareholder’s country of residence has an income tax treaty with the United States allowing for a reduced tax rate on ordinary income dividends paid by a Fund. If the ordinary income dividends from a Fund are effectively connected with the conduct of a U.S. trade or business or the distributions are attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below, then the foreign shareholder may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. Any tax withheld by a Fund is remitted to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in the early part of each year with a copy sent to the IRS. Capital gain dividends are not subject to U.S. withholding tax unless the recipient is a nonresident alien who is present in the United States for 183 days or more during the taxable year in which the dividends are received. A foreign individual who is present in the United States for 183 days or more generally loses his or her status as a nonresident alien.

Properly reported dividends will generally be exempt from U.S. federal withholding tax on foreign persons provided such dividends (i) are derived from a Fund’s “qualified net interest income” (generally, a Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is a 10% or greater shareholder, reduced by expenses that are allocable to such income) or (ii) are derived from a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over the Fund’s net long-term capital loss for such taxable year) unless such short-term gains are attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. In order to qualify for this exemption from withholding, a shareholder that is a foreign person must comply with applicable certification requirements relating to its non-U.S. status. However, depending on its circumstances, a Fund may report some, all, or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding on foreign persons. In the case of shares held through a financial intermediary, the intermediary may withhold even if a Fund reports the payment as qualified net interest income or qualified short-term capital gain. Shareholders that are foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

The tax consequences to foreign persons entitled to claim the benefits of an applicable income tax treaty may be different from those described in this SAI. Foreign shareholders are urged to consult their tax advisers with respect to the particular tax consequences of an investment in a Fund, including the applicability of the U.S. withholding taxes described above and, as further discussed below, the possible applicability of U.S. estate tax.

Special rules would apply if a Fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs generally are defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A Fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including REITs and RICs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than- 5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a Fund is a QIE.

If an interest in a Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If a Fund were a QIE, under a special “look-through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund.

Foreign Account Tax Compliance Act (“FATCA”). Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), ordinary dividends the Fund pays and, after December 31, 2018, the gross proceeds of share redemptions and certain capital gains dividends it pays to “foreign financial institutions” and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid IRS Form W-9 or IRS Form W-8BEN, respectively. No such withholding will occur with respect to a non-U.S. entity that timely provides the Fund with a valid IRS Form W-8BEN-E (or other applicable Form W-8) indicating the entity’s compliance with, or exemption from, FATCA. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this legislation to them.

Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in a Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees including, without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Funds’ custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar deemed appropriate by a Fund.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company under the Internal Revenue Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

FINANCIAL STATEMENTS

As of the date of this SAI, the Funds have not yet commenced operations. Accordingly, no financial statements are provided for the Funds.

Appendix A

VTL Associates, LLC

Proxy Voting Policies and GUIDELINES

Overview. Rule 206(4)-6 under the Investment Advisers Act requires an investment adviser that exercises voting authority with respect to client securities to adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. These Proxy Voting Policies and Guidelines (the “Policies and Guidelines”) set forth the prudent and diligent manner in which VTL votes proxies for Clients (as defined below).

A.        Accounts for which VTL has Proxy Voting Responsibility

ETF Trust. The Board of ETF Trust has delegated to VTL the authority to vote portfolio proxies pursuant to these Policies and Guidelines, subject to Board supervision.

Other Accounts. VTL also serves as an investment adviser for separately managed accounts (the “Other Accounts” and, together with ETF Trust, the “Clients”). Generally, pursuant to contractual arrangements between VTL and each such Other Account, VTL is responsible for portfolio proxy voting of the portfolio proxies held by those Other Accounts.

In the case of Clients that are deemed to constitute the assets of an employee benefit plan subject to ERISA, and entities subject to Section 4975 of the IRC (the “Plans”), VTL shall vote proxies unless the named fiduciary for the Plan has reserved the authority for itself or for an outside party.

B. Administration and Voting of Portfolio Proxies

1.       Fiduciary Duty and Objective

As an investment adviser that has been granted the authority to vote portfolio proxies, VTL owes a fiduciary duty to the Clients to monitor corporate events and to vote portfolio proxies consistent with the best interests of the Clients, and, when applicable, their shareholders. In this regard, VTL seeks to ensure that all votes are free from unwarranted and inappropriate influences. Accordingly, VTL generally votes portfolio proxies in a uniform manner for the Clients and in accordance with these Policies and Guidelines, subject to the contrary direction of the Other Accounts.

In meeting its fiduciary duty, VTL generally undertakes to vote portfolio proxies with a view to enhancing the value of the company’s stock held by the Clients. Similarly, when voting on matters for which the Guidelines dictate a vote is decided on a case-by-case basis, VTL’s primary consideration is the economic interests of the Clients.

2.        Proxy Voting Agent

VTL retains an independent, third party proxy voting agent to assist VTL in its proxy voting responsibilities in accordance with these Policies and Guidelines. VTL, through its affiliates, monitors to ensure that the third party voting agent complies with Rule 206(4)-6 and these Proxy Voting Policies and Guidelines.

In general, VTL may consider the proxy voting agent’s research and analysis as part of VTL’s own review of a proxy proposal in which the Guidelines recommend that the vote be considered on a case-by-case basis. VTL bears ultimate responsibility for how portfolio proxies are voted. Unless instructed otherwise by VTL, the proxy voting agent will vote each portfolio proxy in accordance with the Guidelines. The proxy voting agent also will assist VTL in maintaining records of VTL’s and ETF Trust’s portfolio proxy votes, including the appropriate records necessary for ETF Trust to meet its regulatory obligations regarding the annual filing of proxy voting records on Form N-PX with the SEC as required by Rule 30b1-4 under the Investment Company Act.

3.       Limitations

In certain circumstances, in accordance with a Client’s investment advisory contract (or other written directive) or where VTL has determined that it is in the Client’s best interest, VTL will not vote proxies received. The following are circumstances in which VTL may limit its role in voting proxies:

  Client Maintains Proxy Voting Authority. Where a Client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, VTL will not vote the securities and will direct the relevant custodian to send the proxy material directly to the Client. If VT receives any proxy material , it will promptly forward it to the Client or specified third party.

  Terminated Account. Once a Client account has been terminated with VTL in accordance with its investment advisory agreement, VTL will not vote any proxies received after the termination. However, the Client may specify in writing that proxies should be directed to the Client or a specified third party for action.

c.	Securities Lending Programs. Certain Clients may participate in securities lending programs with various counterparties. Under most securities lending arrangements, proxy voting rights during the lending period generally are transferred to the borrower, and thus proxies received in connection with the securities on loan may not be voted by the lender unless the loan is recalled in advance of the record date. If a Client participates in a securities lending program, VTL will attempt to recall the Client’s portfolio securities on loan and vote proxies relating to such securities if VTL has knowledge of a shareholder vote in time to recall such loaned securities and if VTL determines that the votes involve matters that would have a material effect on the Client’s investment in such loaned securities.

4.       Material Conflicts of Interest

If a material conflict of interest exists between the interests of a Client and VTL in voting proxies, any of the following procedures may be followed to resolve the conflict:

a.	Vote in Accordance with the Guidelines. VTL may address its material conflict of interest by voting in accordance with the Guidelines set forth by these Proxy Voting Policies.

b.	Obtain Consent of Clients. VTL may address its material conflict by disclosing the conflict to the relevant Clients and obtaining their consent to the proposed vote prior to voting the proxy. The disclosure to the Client will include sufficient detail regarding the matter to be voted on and the nature of VTL’s conflict so that the Client is able to make an informed decision regarding the vote. If a Client does not respond to such a conflict disclosure request or denies the request, VTL will abstain from voting the securities held by that Client’s account.

C.       Board Reports and Recordkeeping

VTL will prepare periodic reports for submission to the Board describing:

•	any issues arising under these Policies and Guidelines since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in the Policies and Guidelines; and
•	any proxy votes taken by VTL on behalf of ETF Trust since the last report to the Board which were deviations from the Policies and Guidelines and the reasons for any such deviations.

In addition, no less frequently than annually, VTL will provide the Board with a written report identifying any recommended changes in existing policies based upon VTL’s experience under these Policies and Guidelines, evolving industry practices and developments in applicable laws or regulations.

VTL will maintain all records required to be maintained under, and in accordance with, the Investment Company Act and the Investment Advisers Act with respect to VTL’s voting of portfolio proxies, including, but not limited to:

•	these Policies and Guidelines, as amended from time to time;
•	records of votes cast with respect to portfolio proxies, reflecting the information required to be included in Form N-PX;
•	records of written Client requests for proxy voting information and any written responses of VTL to such requests; and
•	any written materials prepared by VTL that were material to making a decision in how to vote, or that memorialized the basis for the decision.

D.       Amendments to these Policies and Guidelines

VTL shall periodically review and update these Policies and Guidelines as necessary. Any amendments to these Policies and Guidelines shall be provided to the Board for review, approval and ratification at the Board’s next regularly scheduled meeting.

E.        Proxy Voting Guidelines

The Guidelines adopted by VTL and the Board are attached as Appendix A. The importance of various issues shifts as political, economic and corporate governance issues come to the forefront and then recede. Accordingly, the Guidelines address the issues VTL has most frequently encountered in the past several years.

Appendix A

Portfolio Proxy Voting Guidelines

(updated: January 2017)

1.0       OPERATIONAL ITEMS

1.1.1 Amend Quorum Requirements.

•	Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.
•	Generally vote AGAINST proposals to establish two different quorum levels, unless there are compelling reasons to support the proposal.

1.1.2       Amend Articles of Incorporation/Association or Bylaws

•	Vote amendments to the bylaws/charter on a CASE-BY-CASE basis.
•	Vote FOR bylaw/charter changes if:
o	shareholder rights are protected;
o	there is a negligible or positive impact on shareholder value;
o	management provides sufficiently valid reasons for the amendments; and/or
o	the company is required to do so by law (if applicable); and
o	they are of a housekeeping nature (updates or corrections).

1.1.3       Change Company Name.

•	Vote WITH Management.

1.1.4       Change Date, Time, or Location of Annual Meeting.

•	Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
•	Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

1.1.5       Transact Other Business.

•	Vote AGAINST proposals to approve other business when it appears as voting item.

1.1.6       Change in Company Fiscal Term

•	Vote FOR resolutions to change a company’s fiscal term for sufficiently valid business reasons.
•	Vote AGAINST if a company’s motivation for the change is to postpone its annual general meeting.

1.1.7       Adjourn Meeting

•	Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting, unless there are compelling reasons to support the proposal.

AUDITORS

1.2       Ratifying Auditors

•	Vote FOR Proposals to ratify auditors, unless any of the following apply:
o	an auditor has a financial interest in or association with the company, and is therefore not independent;
o	fees for non-audit services are excessive;
o	there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or
o	poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of Generally Accepted Accounting Principles (“GAAP”) or International Financial Reporting Standards (“IFRS”); or material weaknesses identified in Section 404 disclosures.
•	Vote AGAINST shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
•	Vote AGAINST shareholder proposals asking for audit firm rotation.
•	Vote on a CASE-BY-CASE basis on shareholder proposals asking the company to discharge the auditor(s).
•	Vote AGAINST proposals are adequately covered under applicable provisions of Sarbanes-Oxley Act or NYSE or SEC regulations.
•	Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

2.0       THE BOARD OF DIRECTORS

2.1	Voting on Director Nominees
•	Vote on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:
o	composition of the board and key board committees;
o	attendance at board meetings;
o	corporate governance provisions and takeover activity;
o	long-term company performance relative to a market index;
o	directors’ investment in the company;
o	whether the chairman is also serving as CEO;
o	whether a retired CEO sits on the board.
o	whether the company or director is targeted in connection with public "vote no" campaigns.
•	There are some actions by directors that should result in votes being WITHHELD/AGAINST (whichever vote option is applicable on the ballot). These instances include directors who:
o	attend less than 75% of the board and committee meetings without a valid excuse;
o	implement or renew a dead-hand or modified dead-hand poison pill;
o	failed to adequately respond to a majority supported shareholder proposal;
o	failed to act on takeover offers where the majority of the shareholders tendered their shares;
o	are inside directors or affiliated outsiders; and sit on the audit, compensation, or nominating committees or the company does not have one of these committees;
o	are audit committee members and any of the following has become public information since the last vote, and has not been otherwise corrected or proper controls have not been put in place:
•	the non-audit fees paid to the auditor are excessive;
•	a material weakness is identified in the Section 404 Sarbanes-Oxley Act disclosures which rises to a level of serious concern, there are chronic internal control issues and an absence of established effective control mechanisms;
•	there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm; or
•	the company receives an adverse opinion on the company’s financial statements from its auditors.
o	are compensation committee members and any of the following has applied and become public information since the last vote, and has not been otherwise corrected or proper controls have not been put in place:
•	there is a clearly negative correlation between the chief executive’s pay and company performance under standards adopted in this policy;
•	the company re-prices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;
•	the company fails to submit one-time transfers of stock options to a shareholder vote;
•	the company fails to fulfill the terms of a burn rate commitment they made to shareholders;
•	the company has inappropriately backdated options; or
•	the company has egregious compensation practices including, but not limited to, the following:
▪	egregious employment contracts;
▪	excessive perks/tax reimbursements;
▪	abnormally large bonus payouts without justifiable performance linkage or proper disclosure;
▪	egregious pension/supplemental executive retirement plan (SERP) payouts;
▪	new CEO with overly generous new hire package;
▪	excessive severance and/or change in control provisions; or
▪	dividends or dividend equivalents paid on unvested performance shares or units.
o	enacted egregious corporate governance policies, are responsible for material failures of governance or risk oversight at the company, or failed to replace management as appropriate;
o	are inside directors or affiliated outside directors; and the full board is less than majority independent;
o	are CEOs of public companies who serve on more than three public company boards, i.e., more than two public company boards other than their own board (the term “public company” excludes an investment company).Vote should be WITHHELD only at their outside board elections;
o	serve on more than five public company boards. (The term “public company” excludes an investment company.)
•	WITHHOLD/AGAINST on all incumbents if the board clearly lacks accountability and oversight, coupled with sustained poor performance relative to its peers.
•	Additionally, the following should result in votes being WITHHELD/AGAINST (except from new nominees):
o	if the director(s) receive more than 50% withhold votes of votes cast and the issue that was the underlying cause of the high level of withhold votes in the prior election has not been addressed; or
o	if the company has adopted or renewed a poison pill without shareholder approval since the company’s last annual meeting, does not put the pill to a vote at the current annual meeting, and there is no requirement to put the pill to shareholder vote within 12 months of its adoption;
•	if a company that triggers this policy commits to putting its pill to a shareholder vote within 12 months of its adoption, VTL will not recommend a WITHHOLD vote.

2.2	Board Size
•	Vote on a CASE-BY-CASE basis on shareholder proposals to maintain or improve ratio of independent versus non-independent directors.
•	Vote FOR proposals seeking to fix the board size or designate a range for the board size.
•	Vote on a CASE-BY-CASE basis on proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

2.3	Classification/Declassification of the Board
•	Vote AGAINST proposals to classify the board.
•	Vote FOR proposals to repeal classified boards and to elect all directors annually. In addition, if 50% of voting shareholders request repeal of the classified board and the board remains classified, WITHHOLD votes for those directors at the next meeting at which directors are elected, provided however, if the company has majority voting for directors that meets the standards under this policy, WITHHOLD votes only from directors having responsibility to promulgate classification/declassification policies, such as directors serving on the governance committee, nominating committee or either of its equivalent.

2.4	Cumulative Voting
•	Vote FOR proposal to eliminate cumulative voting.
•	Vote on a CASE-BY-CASE basis on cumulative voting proposals at controlled companies (where insider voting power is greater than 50%).

2.5       Establishment of Board Committees

•	Generally vote AGAINST shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s ability to maintain its own affairs. However, exceptions may be made if determined that it would be in the best interest of the company's governance structure.

2.6       Require Majority Vote for Approval of Directors

•	VTL will generally vote FOR precatory and binding resolutions requesting that the board change the company's bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

2.7       Director and Officer Indemnification and Liability Protection

•	Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.
•	Vote on a CASE-BY-CASE basis on proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care, provided the liability for gross negligence is not eliminated.
•	Vote on a CASE-BY-CASE basis on indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness, provided coverage is not provided for gross negligence acts.
•	Vote on a CASE-BY-CASE basis on proposals to expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company's board (i.e. "permissive indemnification") but that previously the company was not required to indemnify.
•	Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:
o	the director was found to have acted in good faith and in a manner that he reasonable believed was in the best interests of the company; and
o	only if the director’s legal expenses would be covered.

2.8       Establish/Amend Nominee Qualifications

•	Vote on a CASE-BY-CASE basis on proposals that establish or amend director qualifications.
•	Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
•	Vote AGAINST shareholder proposals requiring two candidates per board seat.

2.9       Filling Vacancies/Removal of Directors.

  Vote AGAINST proposals that provide that directors may be removed only for cause.
  Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
  Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
  Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

2.10       Independent Chairman (Separate Chairman/CEO)

•	Generally vote FOR shareholder proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure. This should include all of the following:
o	designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;
o	two-thirds independent board;
o	all-independent key committees;
o	established governance guidelines;
o	the company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time (performance will be measured according to shareholder returns against index and peers from the performance summary table);
o	the company does not have any problematic governance or management issues, examples of which include, but are not limited to:
•	egregious compensation practices;
•	multiple related-party transactions or other issues putting director independence at risk;
•	corporate and/or management scandal;
•	excessive problematic corporate governance provisions; or
•	flagrant actions by management or the board with potential or realized negative impacts on shareholders.

2.11       Majority of Independent Directors/Establishment of Committees

•	Vote FOR shareholder proposals asking that a majority of directors be independent but vote CASE-BY-CASE on proposals that more than a majority of directors be independent. NYSE and NASDAQ already require that listed companies have a majority of independent directors.
•	Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees are composed exclusively of independent directors if they currently do not meet that standard.
•	For purposes of Special Purpose Acquisition Corporations (SPAC), when a former CEO of a SPAC company serves on the board of an acquired company, that director will generally be classified as independent unless determined otherwise taking into account the following factors:

o   the applicable listing standards determination of such director’s independence;

o   any operating ties to the firm; and

o   if there are any other conflicting relationships or related party transactions.

•	A director who is a party to an agreement to vote in line with management on proposals being brought to a shareholder vote shall be classified as an affiliated outside director. However, when dissident directors are parties to a voting agreement pursuant to a settlement arrangement, such directors shall be classified as independent unless determined otherwise taking into account the following factors:
o	the terms of the agreement;
o	the duration of the standstill provision in the agreement;
o	the limitations and requirements of actions that are agreed upon;
o	if the dissident director nominee(s) is subject to the standstill; and
o	if there are any conflicting relationships or related party transactions.

2.12 Require More Nominees than Open Seats

•	Vote AGAINST shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

2.13       Open Access

•	Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent’s rationale for targeting the company in terms of board and director conduct.

2.14       Stock Ownership Requirements

•	Vote on a CASE-BY-CASE basis on shareholder proposals that mandate a minimum amount of stock that a director must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is favored, the company should determine the appropriate ownership requirement.
•	Vote on a CASE-BY-CASE basis on shareholder proposals asking companies to adopt holding periods or retention ratios for their executives, taking into account:
•	actual officer stock ownership and the degree to which it meets or exceeds the proponent's suggested holding period/retention ratio or the company's own stock ownership or retention requirements.
•	problematic pay practices, current and past.

2.15       Age or Term Limits

•	Vote AGAINST shareholder or management proposals to limit the tenure of directors either through term limits or mandatory retirement ages. VTL views as management decision.

3.0       PROXY CONTESTS

3.1       Voting for Director Nominees in Contested Elections

•	Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis considering the following factors:
o	long-term financial performance of the target company relative to its industry;
o	management’s track record;
o	background to the proxy contest;
o	qualifications of director nominees (both slates);
o	evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and
o	stock ownership position.

3.2       Reimbursing Proxy Solicitation Expenses

•	Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases, which VTL recommends in favor of the dissidents, VTL also recommends voting for reimbursing proxy solicitation expenses.

3.3       Confidential Voting and Vote Tabulation

•	Vote on a CASE-BY-CASE basis on shareholder proposals regarding proxy voting mechanics including, but not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company’s vote counting methodology. The factors considered, as applicable to the proposal, may include:
o	The scope and structure of the proposal;
o	The company's stated confidential voting policy (or other relevant policies) and whether it ensures a "level playing field" by providing shareholder proponents with equal access to vote information prior to the annual meeting;
o	The company's vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results;
o	Whether the company's disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;
o	Any recent controversies or concerns related to the company's proxy voting mechanics;
o	Any unintended consequences resulting from implementation of the proposal; and
o	Any other factors that may be relevant.

4.0       ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

4.1       Advance Notice Requirements for Shareholder Proposals/Nominations.

•	Votes on advance notice proposals are determined on a CASE-BY-CASE basis, generally giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

4.2       Amend Bylaws without Shareholder Consent

•	Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
•	Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

4.3       Poison Pills

•	Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).
•	Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.
•	Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.
•	Votes regarding management proposals to ratify a poison pill should be determined on a CASE-BY-CASE basis. Ideally, plans should embody the following attributes:
o	20% or higher flip-in or flip-over;
o	two to three-year sunset provision;
o	no dead-hand, slow-hand, no-hand or similar features;
o	shareholder redemption feature-if the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill;
o	considerations of the company’s existing governance structure including: board independence, existing takeover defenses, and any problematic governance concerns;
o	for management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors will be considered:
•	the trigger (NOL pills generally have a trigger slightly below 5%);
•	the value of the NOLs;
•	the term;
•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and
•	other factors that may be applicable.

4.4        Net Operating Loss (NOL) Protective Amendments

•	VTL will evaluate amendments to the company's NOL using the same criteria as a NOL pill.

4.5       Shareholder Ability to Act by Written Consent

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
•	Generally vote FOR proposals that remove restrictions on or provide the right of shareholders to act by written consent independently of management taking into account the company’s specific governance provisions including right to call special meetings, poison pills, vote standards, etc. on a CASE-BY-CASE basis.

4.6       Shareholder Ability to Call Special Meetings

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
•	Generally vote FOR proposals that remove restrictions on or provide the right of shareholders to call special meetings and act independently of management taking into account the company’s specific governance provisions.

4.7       Establish Shareholder Advisory Committee

•	Vote on a CASE-BY-CASE basis.

4.8       Supermajority Vote Requirements

•	Vote AGAINST proposals to require a supermajority shareholder vote.
•	Vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE.

5.0       MERGERS AND CORPORATE RESTRUCTURINGS

5.1       Appraisal Rights

  Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

5.2       Asset Purchases

  Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
o	purchase price;
o	fairness opinion;
o	financial and strategic benefits;
o	how the deal was negotiated;
o	conflicts of interest;
o	other alternatives for the business; and
o	non-completion risk.

5.3       Asset Sales

•	Vote CASE-BY-CASE on asset sale proposals, considering the following factors:
o	impact on the balance sheet/working capital;
o	potential elimination of diseconomies;
o	anticipated financial and operating benefits;
o	anticipated use of funds;
o	value received for the asset;
o	fairness opinion;
o	how the deal was negotiated; and
o	conflicts of interest.

5.4       Bundled Proposals

  Vote on a CASE-BY-CASE basis on bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

5.5       Conversion of Securities

•	Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to the market value, financial issues, control issues, termination penalties, and conflicts of interest.
  Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

5.6	Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans
•	Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:
o	dilution to existing shareholders’ position;
o	terms of the offer;
o	financial issues;
o	management’s efforts to pursue other alternatives;
o	control issues; and
o	conflicts of interest.

•	Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.7       Formation of Holding Company

•	Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

o   the reasons for the change;

o   any financial or tax benefits;

o   regulatory benefits;

o   increases in capital structure; and

o   changes to the articles of incorporation or bylaws of the company.

•	Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
o	increases in common or preferred stock in excess of the allowable maximum as calculated by the Institutional Shareholder Services, Inc. (“ISS”) Capital Structure Model; and/or
o	adverse changes in shareholder rights.

5.8       Going Private Transactions (LBOs, Minority Squeezeouts) and Going Dark Transactions

•	Vote on going private transactions on a CASE-BY-CASE basis, taking into account the following:
o	offer price/premium;
o	fairness opinion;
o	how the deal was negotiated;
o	conflicts of interests;
o	other alternatives/offers considered; and
o	non-completion risk.
•	Vote CASE-BY-CASE on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:
o	whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);
o	cash-out value;
o	whether the interests of continuing and cashed-out shareholders are balanced; and
o	the market reaction to public announcement of the transaction.

5.9       Joint Venture

•	Votes on a CASE-BY-CASE basis on proposals to form joint ventures, taking into account the following:
o	percentage of assets/business contributed;
o	percentage of ownership;
o	financial and strategic benefits;
o	governance structure;
o	conflicts of interest;
o	other alternatives; and
o	non-completion risk.

5.10       Liquidations

•	Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.
•	Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

5.11       Mergers and Acquisitions/Issuance of Shares to Facilitate Merger or Acquisition

•	Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

o   prospects of the combined company anticipated financial and operating benefits;

o   offer price (premium or discount);

o   fairness opinion;

o   how the deal was negotiated;

o   changes in corporate governance;

o   changes in the capital structure; and

o   conflicts of interest.

5.12       Private Placements/Warrants/Convertible Debenture

•	Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the invest should review:
o	dilution to existing shareholders’ position;
o	terms of the offer;
o	financial issues;
o	management’s efforts to pursue other alternatives;
o	control issues; and
o	conflicts of interest.
•	Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.13       Spinoffs

•	Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:
o	tax and regulatory advantages;
o	planned use of the sale proceeds;
o	valuation of spinoff;
o	fairness opinion;
o	benefits to the parent company;
o	conflicts of interest;
o	managerial incentives;
o	corporate governance changes; and
o	changes in the capital structure.

5.14       Value Maximization Proposals

•	Votes on a CASE-BY-CASE basis on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution and whether the company is actively exploring its strategic options, including retaining a financial advisor.

5.15       Severance Agreements that are Operative in Event of Change in Control

•	Review CASE-BY-CASE, with consideration given to ISS “transfer-of-wealth” analysis. (See section 8.2).

5.16       Special Purpose Acquisition Corporations (SPACs)

•	Votes on mergers and acquisitions involving SPAC will be voted on a CASE-BY-CASE using a model developed by ISS which takes in consideration:
o	valuation;
o	market reaction;
o	deal timing;
o	negotiations and process;
o	conflicts of interest;
o	voting agreements; and
o	governance.

6.0       STATE OF INCORPORATION

6.1       Control Share Acquisition Provisions

  Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
  Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
  Vote FOR proposals to restore voting rights to the control shares.

6.2       Control Share Cashout Provisions

•	Vote FOR proposals to opt out of control share cash-out statutes.

6.3       Disgorgement Provisions

•	Vote FOR proposals to opt out of state disgorgement provisions.

6.4       Fair Price Provisions

•	Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
•	Generally vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

6.5       Freezeout Provisions

•	Vote FOR proposals to opt out of state freeze-out provisions.

6.6       Greenmail

•	Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
•	Vote on a CASE-BY-CASE basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

6.7       Reincorporation Proposals

•	Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.
•	Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

6.8       Stakeholder Provisions

•	Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

6.9       State Anti-takeover Statutes

•	Vote on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7.0       CAPITAL STRUCTURE

7.1       Adjustments to Par Value of Common Stock

•	Vote FOR management proposals to reduce the par value of common stock.

7.2       Common Stock Authorization

•	Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS which considers the following factors:
o	specific reasons/rationale for the proposed increase;
o	the dilutive impact of the request as determined through an allowable cap generated by ISS’ quantitative model;
o	the board’s governance structure and practices; and
o	risks to shareholders of not approving the request.
•	Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

7.3       Dual-Class Stock

•	Vote AGAINST proposals to create a new class of common stock with superior voting rights.
•	Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:
o	it is intended for financing purposes with minimal or no dilution to current shareholders; and
o	it is not designed to preserve the voting power of an insider or significant shareholder.

7.4       Issue Stock for Use with Rights Plan

•	Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

7.5       Preemptive Rights

•	Vote on a CASE-BY-CASE basis on shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive right, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

7.6       Preferred Stock

•	VTL will vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance using a model developed by ISS, taking into account company-specific factors including past board performance and governance structure as well as whether the stock is "blank check" (preferred stock with unspecified voting, conversion, dividend distribution, and other rights) or "declawed" (preferred stock that cannot be used as takeover defense).

7.7       Recapitalization

•	Vote CASE-BY-CASE on recapitalizations (reclassification of securities), taking into account the following:
o	more simplified capital structure;
o	enhanced liquidity;
o	fairness of conversion terms;
o	impact on voting power and dividends;
o	reasons for the reclassification;
o	conflicts of interest; and
o	other alternatives considered.

7.8       Reverse Stock Splits

•	Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
•	Vote FOR management proposals to implement a reverse stock split to avoid delisting.
•	Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

7.9       Share Purchase Programs

•	Vote CASE-BY-CASE on management proposals to institute open-market share repurchase plans, taking into consideration, but not limited to, the following factors:
o	whether all shareholders may participate on equal terms;
o	the volume of shares to be repurchased and/or held in treasury;
o	the duration of the authority;
o	whether the repurchase may be used for anti-takeover purposes;
o	past use of repurchased shares; and
o	pricing provisions and other safeguards

*The above factors will take into account market best practices and apply those standards deemed acceptable in the market.

7.10       Stock Distributions: Splits and Dividends

•	Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

7.11       Tracking Stock

•	Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.0       EXECUTIVE AND DIRECTOR COMPENSATION

8.1       Equity-based Compensation Plans

•	Vote compensation proposals on a CASE-BY-CASE basis.
•	VTL analyzes stock option plans, paying particular attention to their dilutive effect. VTL opposes compensation proposals that VTL believes to be excessive, with consideration of factors including the company’s industry, market capitalization, revenues and cash flow.
•	In certain cases, vote AGAINST equity proposal and compensation committee members taking into consideration whether:
o	the total cost of the company’s equity plans is unreasonable;
o	the plan expressly permits the re-pricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;
o	the CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;
o	the plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or
o	the plan is a vehicle for poor pay practices.
•	For Real Estate Investment Trusts (REITs), common shares issuable upon conversion of outstanding Operating Partnership (OP) units will be included in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

8.2       Director Compensation

•	Vote CASE-BY-CASE on stock plans or non-cash compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap; the company’s three year burn rate relative to its industry/market cap peers; and the presence of any egregious plan features.. On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap.
•	Vote CASE-BY-CASE on the plan, taking into consideration the following qualitative factors disclosed in the proxy statement:
o	the relative magnitude of director compensation as compared to companies of a similar profile;
o	the presence of problematic pay practices relating to director compensation;
o	director stock ownership guidelines and holding requirements;
o	equity award vesting schedules:
•	a minimum vesting of three years for stock options or restricted stock; or
•	deferred stock payable at the end of a three-year deferral period;
o	mix between cash and equity--based compensation
o	meaningful limits on director compensation;
o	the availability of retirement/benefits or perquisites; and
o	the quality of detailed disclosure surrounding director compensation.

8.3       Bonus for Retiring Director

•	Examine on a CASE-BY CASE basis. Factors we consider typically include length of service, company’s accomplishments during the Director’s tenure, and whether we believe the bonus is commensurate with the Director’s contribution to the company.

8.4       Cash Bonus Plan

•	Consider on a CASE-BY-CASE basis. In general, VTL considers compensation questions such as cash bonus plans to be ordinary business activity. While we generally support management proposals, we oppose compensation proposals we believe are excessive.

8.5       Stock Plans in Lieu of Cash

•	Generally vote FOR management proposals, unless VTL believe the proposal is excessive.

In casting its vote, VTL reviews the ISS recommendation per a “transfer of wealth” binomial formula that determines an appropriate cap for the wealth transfer based upon the company’s industry peers.

•	Vote FOR plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.
•	Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

8.6        Pre-Arranged Trading Plans (10b5-1 Plans)

•	Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:
o	adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;
o	amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;
o	ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;
o	reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;
o	an executive may not trade in company stock outside the 10b5-1 Plan; and
o	trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

8.7       Management Proposals Seeking Approval to Reprice Options

•	Votes on management proposals seeking approval to exchange/reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
o	historic trading patterns;
o	rationale for the repricing;
o	value-for-value exchange;
o	option vesting;
o	term of the option;
o	exercise price;
o	participation; and
o	market best practices

Transfer Stock Option (TSO) Programs

Vote FOR if One-time Transfers:

•	executive officers and non-employee directors are excluded from participating;
•	stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models;
•	there is a two-year minimum holding period for sale proceeds.
•	Vote AGAINST equity plan proposals if the details of ongoing TSO programs are not provided to shareholders.

8.8       Employee Stock Purchase Plans

Qualified Plans

•	Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
•	Votes FOR employee stock purchase plans where all of the following apply:
o	purchase price is at least 85% of fair market value;
o	offering period is 27 months or less; and
o	the number of shares allocated to the plan is 10% or less of the outstanding shares.
•	Votes AGAINST employee stock purchase plans where any of the following apply:
o	purchase price is not at least 85% of fair market value;
o	offering period is greater than 27 months; and
o	the number of shares allocated to the plan is more than 10% of the outstanding shares.

Non-Qualified Plans

•	Vote FOR nonqualified employee stock purchase plans with all the following features:

o	broad-based participation;
o	limits on employee contribution;
o	company matching contribution up to 25 percent;
o	no discount on the stock price on the date of purchase.

8.9	Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
•	Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).
•	Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
•	Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.
•	Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.
•	Vote AGAINST proposals if the compensation committee does not fully consist of independent outsiders, as defined in ISS’s definition of director independence.

8.10       Employee Stock Ownership Plans (ESOPs)

•	Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than 5% of outstanding shares).

8.11	Shareholder Proposal to Submit Executive Compensation to Shareholder Vote
•	Vote on a CASE-BY-CASE basis.

8.12	Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposal
•	Evaluate executive pay and practices, as well as certain aspects of outside director compensation, on a CASE-BY-CASE basis.
o	Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:
▪	There is a misalignment between CEO pay and company performance (pay for performance);
▪	The company maintains problematic pay practices;
▪	The board exhibits poor communication and responsiveness to shareholders.
o	Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:
▪	Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A);
▪	Evaluation of peer group benchmarking used to set target pay or award opportunities; and
▪	Balance of performance-based versus non-performance-based pay.
•	Frequency of Advisory Vote on Executive Compensation (Management "Say on Pay")
o	Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.

8.13       401(k) Employee Benefit Plans

•	Vote FOR proposals to implement a 401(k) savings plan for employees.

8.14       Shareholder Proposals Regarding Executive and Director Pay

•	Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
•	Generally vote FOR shareholder proposals seeking disclosure regarding the company's, board's, or committee's use of compensation consultants, such as company name, business relationship(s) and fees paid.
~~•~~	Vote WITH MANAGEMENT on shareholder proposals requiring director fees be paid in stock only.
•	Vote FOR shareholder proposals to put option repricings to a shareholder vote.
•	Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

8.15        Performance-Based Stock Options

•	Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:
o	the proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options); or
o	the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

8.16        Pay-for-Performance

•	Generally vote FOR shareholder proposals that align a significant portion of total compensation of senior executives to company performance. In evaluating the proposals, the following factors will be analyzed:
o	What aspects of the company's short-term and long-term incentive programs are performance-driven?
o	Can shareholders assess the correlation between pay and performance based on the company's disclosure?
o	What type of industry does the company belong to?
o	Which stage of the business cycle does the company belong to?

8.17        Pay-for-Superior-Performance Standard

•	Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior-performance standard in the company's executive compensation plan for senior executives.

8.18       Golden Parachutes and Executive Severance Agreements

•	Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
•	Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:
o	the parachute should be less attractive than an ongoing employment opportunity with the firm;
o	the triggering mechanism should be beyond the control of management;
o	the amount should not exceed three times base salary plus guaranteed benefits; and
o	change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.
•	Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale
o	If presented as a separate voting item, VTL will apply the same policy as above.
o	In cases where the golden parachute vote is incorporated into a company's separate advisory vote on compensation ("management say on pay"), VTL will evaluate the "say on pay" proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

8.19       Pension Plan Income Accounting

•	Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

8.20       Supplemental Executive Retirement Plans (SERPs)

•	Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreement to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what it offered under employee-wide plans.
•	Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company's supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive's annual salary and excluding all incentive or bonus pay from the plan's definition of covered compensation used to establish such benefits.

8.21       Claw-back of Payments under Restatements

•	Vote on a CASE-BY-CASE basis on shareholder proposals requesting clawbacks or recoupment of bonuses or equity, considering factors such as:
o	the coverage of employees, whether it applies to all employees, senior executives or only employees committing fraud which resulted in the restatement;
o	the nature of the proposal where financial restatement is due to fraud;
o	whether or not the company has had material financial problems resulting in chronic restatements; and/or
o	the adoption of a robust and formal bonus/equity recoupment policy.
•	If a company's bonus recoupment policy provides overly broad discretion to the board in recovering compensation, generally vote FOR the proposal.
•	If the proposal seeks bonus recoupment from senior executives or employees committing fraud, generally vote FOR the proposal.

8.22       Tax Gross-Up Proposals

•	Generally vote FOR shareholder proposals calling for companies to adopt a policy of not providing tax gross-up payments, except in limited situations for broadly accepted business practices, such as reasonable relocation or expatriate tax equalization arrangements applicable to substantially all or a class of management employees of the company.

8.23        Bonus Banking/Bonus Banking “Plus”

•	Vote CASE-BY-CASE on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned, taking into account the company’s past practices regarding equity and cash compensation, whether the company has a holding period or stock ownership requirements in place, and whether the company has a rigorous claw-back policy in place.

8. 24 Golden Coffins/Executive Death Benefits

•	Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

8.25 Eliminate Accelerated Vesting of Unvested Equity

•	Generally vote FOR proposals seeking a policy that prohibits acceleration of the vesting of equity wards to senior executives in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

9.0       SOCIAL, POLITICAL AND ENVIRONMENTAL ISSUES

In the case of social, political and environmental responsibility issues, VTL will generally ABSTAIN where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated.

•	VTL will only vote “FOR” a proposal that would clearly:
o	have a discernable positive impact on short-term or long-term share value; or
o	have a presently indiscernible impact on short or long-term share value but promotes general long-term interests of the company and its shareholders, such as:
•	prudent business practices which support the long-term sustainability of natural resources within the company’s business lines, including reasonable disclosure on environmental policy issues that are particularly relevant to the company’s business;
•	reasonable and necessary measures to mitigate business operations from having disproportionately adverse impacts on the environment, absent which could potentially lead to onerous government sanctions, restrictions, or taxation regimes, major customer backlash, or other significant negative ramifications.

In the evaluation of social, political, and environmental proposals, the following factors may be considered:

•	what percentage of sales, assets and earnings will be affected;
•	the degree to which the company's stated position on the issues could affect its reputation or sales, leave it vulnerable to boycott, selective purchasing, government sanctions, viable class action or shareholder derivative lawsuits;
•	whether the issues presented should be dealt with through government or company-specific action;
•	whether the company has already responded in some appropriate manner to the request embodied in the proposal;
•	whether the company's analysis and voting recommendation to shareholders is persuasive;
•	what other companies have done in response to the issue;
•	whether the proposal itself is well framed and reasonable;
•	whether implementation of the proposal would achieve the objectives sought in the proposal;
•	whether the subject of the proposal is best left to the discretion of the board;
•	whether the requested information is available to shareholders either from the company or from a publicly available source; and
•	whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

ETF TRUST INTERNATIONAL POLICY GUIDELINES

These international voting guidelines shall apply in non-US markets only as a supplement to the general VTL voting guidelines. The general guidelines shall be applied to the greatest extent possible in non-US markets, taking into account best market practice, with the overall goal of maximizing the primary principles of board accountability and independence and protection of shareholder rights. In cases where the international guidelines and the primary guidelines conflict, the international guidelines shall take precedence for non-US market proposals. If the international guidelines do not cover the subject matter of a non-US market proposal, the primary guidelines should be followed.

Companies in several non-US markets routinely disclose shareholder vote results. In cases where a management proposal receives a significant level of opposition, VTL will evaluate how the company has responded to that opposition and may vote AGAINST future relevant resolutions in certain circumstances where VTL determines the company has not adequately addressed the concerns or responded to the shareholder opposition.

1.0       OPERATIONAL ITEMS

1.1.1 Routine Items

•	Vote FOR proposals to Open Meeting, Close Meeting, Allow Questions, Elect Chairman of Meeting, Prepare and Approve List of Shareholders, Acknowledge Proper Convening of Meeting, and other routine procedural proposals.

1.1.2        Financial Results/Director and Auditor Reports

●	Vote FOR approval of financial statements and director and auditor reports, unless:
o	there are material concerns about the financials presented or audit procedures used;
o	the company is not responsive to shareholder questions about specific items that should be publicly disclosed;
o	other significant corporate governance concerns exist at the company.

1.1.3       Allocation of Income and Dividends

●	Vote FOR approval of allocation of income and distribution of dividends, unless:
o	the dividend payout ratio has been consistently below 30% without an adequate explanation; or
o	the payout ratio is excessive given the company’s financial position.

1.1.4 Stock (Scrip) Dividend Alternative

● Vote FOR reasonable stock (scrip) dividend proposals that allow for cash options.

● Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

1.1.5       Lower Disclosure Threshold for Stock Ownership

● Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5% unless compelling reasons exist to implement a lower threshold.

1.1.6       Controlling Shareholder / Personal Interest

•	Generally vote AGAINST proposals requesting shareholders to indicate whether they are a controlling shareholder, as defined by statute, or possess a personal interest in any resolutions on the agenda, unless such an affiliation or interest has been identified.

1.1.7       Designate Independent Proxy

•	Generally vote FOR proposals to designate an independent proxy unless compelling reasons exist to oppose.

AUDITORS

1.2       Appointment of Internal Statutory Auditors

●       Vote FOR the appointment and reelection of statutory auditors, unless:

o	there are serious concerns about the statutory reports presented or the audit procedures used;
o	questions exist concerning any of the statutory auditors being appointed; or
o	the auditors have previously served the company is an executive capacity or can otherwise be considered affiliated with the company.

1.3       Remuneration of Auditors

● Vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company or the scope of the services provided.

1.4	Indemnification of Auditors

● Vote AGAINST proposals to indemnify auditors.

1.5	Remuneration of Internal Statutory Auditors
•	Generally vote FOR proposals to fix the remuneration of internal statutory auditors, taking into consideration the proposed remuneration relative to peers, justifications for any proposed increase, and the presence of any concerns with regard to statutory reports or audit procedures used.

2.0       THE BOARD OF DIRECTORS

2.1       Discharge of Board and Management

●       Vote FOR discharge from responsibility of the board and management, unless:

o	there are serious questions about actions of the board or management for the year in questions, including reservations from auditors; or
o	material legal or regulatory action is being taken against the company or the board by shareholders or regulators.

2.2 Voting on Director Nominees

•	Vote on director nominees should be made on a CASE-BY-CASE basis, taking into account company practices, corporate governance codes, disclosure, and best practices, examining factors such as:
o	Composition of the board and key board committees;
o	Long-term company performance relative to a market index;
o	Corporate governance provisions and takeover activity; and
o	Company practices and corporate governance codes.

•	There are some actions by directors that should result in votes being WITHHELD/AGAINST (whichever vote option is applicable on the ballot). Such instances generally fall into the following categories:
o	The board fails to meet minimum corporate governance standards;
o	Adequate disclosure has not been provided in a timely manner;
o	There are clear concerns over questionable finances or restatements;
o	There have been questionable transactions with conflicts of interest;
o	There are any records of abuses against minority shareholder interests;
o	There are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities;
o	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
o	Failure to replace management as appropriate; or
o	Egregious actions related to the director(s)' service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

3.0       ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

3.1       Poison Pills

●	Votes on poison pills or shareholder rights plans, are determined on a CASE-BY-CASE basis. A plan is supportable if its scope is limited to the following two purposes and it conforms to ‘new generation’ rights plan guidelines:
o	to give the board more time to find an alternative value enhancing transaction; and
o	to ensure the equal treatment of shareholders.
•	Vote AGAINST plans that go beyond this purpose by giving discretion to the board to either:
o	determine whether actions by shareholders constitute a change in control;
o	amend material provisions without shareholder approval;
o	interpret other provisions;
o	redeem the plan without a shareholder vote; or
o	prevent a bid from going to shareholders.
•	Vote AGAINST plans that have any of the following characteristics:
o	unacceptable key definitions;
o	flip-over provision;
o	permitted bid period greater than 60 days;
o	maximum triggering threshold set at less than 20% of outstanding shares;
o	does not permit partial bids;
o	bidder must frequently update holdings;
o	requirement for a shareholder meeting to approve a bid; or
o	requirement that the bidder provide evidence of financing.
•	In addition to the above, a plan must include:
o	an exemption for a “permitted lock up agreement”;
o	clear exemptions for money managers, pension funds, mutual funds, trustees and custodians who are not making a takeover bid; and
o	exclude reference to voting agreements among shareholders.

3.2       Renew Partial Takeover Provision

●       Vote FOR proposals to renew partial takeover provision.

3.3       Depositary Receipts and Priority Shares

● Vote on a CASE-BY-CASE basis on the introduction of depositary receipts.

•	Vote AGAINST the introduction of priority shares.

3.4	Issuance of Free Warrants

●       Vote AGAINST the issuance of free warrants.

3.5 Defensive Use of Share Issuances

● Vote AGAINST management requests to issue shares in the event of a takeover offer or exchange bid for the company’s shares.

4.0       MERGERS AND CORPORATE RESTRUCTURINGS

4.1       Mandatory Takeover Bid Waivers

● Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

4.2       Related-Party Transactions

● In evaluating resolutions that seek shareholder approval on related-party transactions (RPTs), vote on a CASE-BY-CASE basis, considering factors including, but not limited to, the parties, assets, and pricing of the transactions.

4.3	Expansion of Business Activities

● Vote favorable expansion of business lines WITH MANAGEMENT unless the proposed new business takes the company into endeavors that are not justified from a shareholder risk/reward perspective. If the risk/reward is unclear, vote on a CASE-BY-CASE basis.

4.4	Independent Appraisals
•	Generally vote FOR proposals to appoint independent appraisal firms and approve associated appraisal reports, unless there are compelling reasons to oppose the proposal.

5.0        CAPITAL STRUCTURE

5.1       Pledge of Assets for Debt

•	VTL will consider these proposals on a CASE-BY-CASE basis. Generally, VTL will support increasing the debt-to-equity ratio to 100%. Any increase beyond 100% will require further assessment, with a comparison of the company to its industry peers or country of origin.

In certain foreign markets, such as France, Latin America and India, companies often propose to pledge assets for debt, or seek to issue bonds which increase debt-to-equity ratios up to 300%.

5.2       Increase in Authorized Capital

● Vote FOR nonspecific proposals to increase authorized capital up to 100% over the current authorization, unless the increase would leave the company with less than 30% of its new authorization outstanding.

● Vote FOR specific proposals to increase authorized capital to any amount, unless:

o	the specific purpose of the increase (such as a share-based acquisition or merger) does not meet VTL guidelines for the purpose being proposed; or
o	the increase would leave the company with less than 30% of its new authorization outstanding after adjusting for all proposed issuances.

●       Vote AGAINST proposals to adopt unlimited capital authorization.

5.3       Share Issuance Requests

General issuance requests under both authorized and conditional capital systems allow companies to issue shares to raise funds for general financing purposes. Issuances can be carried out with or without preemptive rights. Corporate law in many countries recognizes preemptive rights and requires shareholder approval for the disapplication of such rights.

● Vote FOR issuance requests with preemptive rights to a maximum of 100%* over currently issued capital.

● Vote FOR issuance requests without preemptive rights to a maximum of 20%* of currently issued capital.

•	The potential use of issuances for antitakeover purposes will be evaluated on a case-by-case basis.

* In the absence of a best practice recommendation on volume of shares to be issued, apply the above guidelines. In markets where the best practice recommends, or where company practice necessitates it (e.g. France, UK, and Hong Kong), the stricter guideline(s) will be applied.

5.4       Reduction of Capital

● Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders. Examples of routine capital reduction proposals found overseas include:

o	reduction in the stated capital of the company’s common shares to effect a reduction in a company’s deficit and create a contributed surplus. If net assets are in danger of falling below the aggregate of a company’s liabilities and stated capital, some corporate law statutes prohibit the company from paying dividends on its shares.
o	Reduction in connection with a previous buyback authorization, as typically seen in Scandinavia, Japan, Spain, and some Latin American markets. In most instances, the amount of equity that may be cancelled is usually limited to 10% by national law.

● Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis, considering individual merits of each request.

5.5       Convertible Debt Issuance Requests

● Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets the above guidelines on equity issuance requests.

5.6       Debt Issuance Requests (Non-convertible)

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to100% is considered acceptable.

● Vote FOR debt issuances for companies when the gearing level is between zero and 100%.

● Proposals involving the issuance of debt that result in the gearing level being greater than 100% are considered on a CASE-BY-CASE basis. Any proposed debt issuance is compared to industry and market standards.

5.7 Reissuance of Shares Repurchased

● Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the recent past.

5.8 Capitalization of Reserves for Bonus Issues/Increase in Par Value

● Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

5.9       Control and Profit Agreements/Affiliation Agreements with Subsidiaries

● Vote FOR management proposals to approve parent-subsidiary affiliation agreements including, but not limited to control and profit transfer agreements, unless there are compelling reasons to oppose the proposal.

5.10	Acceptance of Deposits
•	Generally vote AGAINST proposals to accept deposits from shareholders and/or the public, taking into consideration the terms or conditions of the deposit as well as the company's rationale for additional funding.

6.0       EXECUTIVE AND DIRECTOR COMPENSATION

6.1       Director Remuneration

● Vote FOR proposals to award cash fees to non-executive directors, unless the amounts are excessive relative to other companies in the country or industry.

● Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

● Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

● Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

6.2	Retirement Bonuses for Directors and Statutory Auditors

● Vote AGAINST the payment of retirement bonuses to directors and statutory auditors when one or more of the individuals to whom the grants are being proposed has not served in an executive capacity for the company or where one or more of the individuals to whom the grants are being proposed has not served in their current role with the company for the last five consecutive years.

● Vote AGAINST the payment of retirement bonuses to any directors or statutory auditors who have been designated by the company as independent.

6.2	Executive Remuneration Report or Policy

●       Vote AGAINST such proposals in cases where:

o	The company does not provide shareholders with clear, comprehensive compensation disclosures;
o	The company does not maintain an appropriate pay-for-performance alignment and there is not an emphasis on long-term shareholder value;
o	The arrangement creates the risk of a “pay for failure” scenario;
o	The company does not maintain an independent and effective compensation committee;
o	The company provides inappropriate pay to non-executive directors; or

The company maintains other problematic pay practices.

Oppenheimer Revenue Weighted ETF Trust

Website
www.oppenheimerfunds.com

Investment Adviser
VTL Associates, LLC
2005 Market Street
Philadelphia, PA 19103

Distributor
OppenheimerFunds Distributor, Inc.
225 Liberty Street
New York, NY 10281-1008

Custodian Bank
[To be added by amendment]

Independent Registered Public Accounting Firm
[To be added by amendment]

Legal Counsel
[To be added by amendment]

OPPENHEIMER REVENUE WEIGHTED ETF TRUST

FORM N-1A

PART C

OTHER INFORMATION

Item 28. Exhibits.

(a)	(i)	Third Amended and Restated Agreement and Declaration of Trust (December 23, 2016) is incorporated by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 22, 2016.
	(ii)	Amendment to Schedule A, to be filed by amendment.
	(iii)	Certificate of Trust (December 11, 2006) is incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 20, 2006.
	(iv)	Certificate of Amendment to the Certificate of Trust (December 14, 2007) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.
	(v)	Certificate of Amendment to the Certificate of Trust (October 12, 2010) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 21, 2016.
	(vi)	Certificate of Amendment to Certificate of Trust (December 16, 2015) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 21, 2016.
(b)	(i)	Amended and Restated By-Laws (October 12, 2007) are incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.
	(ii)	Amendment No. 1, dated September 21, 2015, to the Amended and Restated By-Laws is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2015.
(c)	(i)	Third Amended and Restated Agreement and Declaration of Trust. Articles III and V of the Third Amended and Restated Agreement and Declaration of Trust (December 23, 2016) are incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 22, 2016.
	(ii)	Amended and Restated By-Laws. Article II of the Amended and Restated By-Laws (October 12, 2007) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.
	(iii)	Amendment No. 1 to Article II of the Amended and Restated By-Laws (September 21, 2015) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2015.
(d)	(i)	Investment Advisory Agreement, to be filed by amendment.
(e)	(i)	General Distributor’s Agreement between the Registrant and OppenheimerFunds Distributor, Inc., effective December 2, 2015 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 21, 2016.
	(ii)	Amended Exhibit A, to be filed by amendment.
	(iii)	Form of Authorized Participant Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.
(f)		Not applicable.
(g)	(i)	Custody Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.
	(ii)	Amendment to the Custody Agreement, to be filed by amendment.
(h)	(i)	Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.
	(ii)	Amendment to the Transfer Agency and Service Agreement, to be filed by amendment.
	(iii)	Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.
	(iv)	Amendment to the Fund Administration and Accounting Agreement, to be filed by amendment.
	(v)	Securities Lending Authorization Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 26, 2012.
	(vi)	Amendment to the Securities Lending Authorization Agreement, to be filed by amendment.
(i)		To be filed by amendment.
(j)		To be filed by amendment.
(k)		Not applicable.
(l)		Not applicable.
(m)	(i)	Registrant’s Amended Distribution and Service Plan is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 21, 2016.
	(ii)	Amended and Restated Schedule I, to be filed by amendment.
(n)		Not applicable.
(o)	(i)	Power of Attorney dated February 23, 2016 for all Trustees and Officers, except Andrew Donohue: is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 25, 2016.
	(ii)	Power of Attorney dated June 27, 2017 for Andrew Donohue: filed herewith.
(p)	(i)	Code of Ethics of the Oppenheimer Funds, Oppenheimer Revenue Weighted ETF Trust, OFI Global Asset Management, Inc. OFI SteelPath, Inc., VTL Associates, LLC, OppenheimerFunds, Inc. (including certain other affiliates and subsidiaries) and OppenheimerFunds Distributor, Inc., effective as of 5/26/16, under Rule 17j-1 of the Investment Company Act of 1940 is incorporated by reference into the Registration Statement on Form N-1A of Oppenheimer Portfolio Series, as filed via EDGAR on May 25, 2016.

Item 29. Persons Controlled by or Under Common Control with Registrant.

None.

Item 30. Indemnification.

Reference is made to the provisions of Article VII of Registrant’s Agreement and Declaration of Trust filed as Exhibit 28(a) to the Registration Statement and incorporated herein by reference.

Insofar as indemnification for certain liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser.

VTL Associates, LLC (the “Adviser”)

The Adviser is the investment adviser to each of the Registrant’s series, which currently consist of: Oppenheimer Consumer Discretionary Sector Revenue ETF, Oppenheimer Consumer Staples Sector Revenue ETF, Oppenheimer Emerging Markets Revenue ETF, Oppenheimer Energy Sector Revenue ETF, Oppenheimer ESG Revenue ETF, Oppenheimer Financials Sector Revenue ETF, Oppenheimer Global ESG Revenue ETF, Oppenheimer Global Revenue ETF, Oppenheimer Health Care Sector Revenue ETF, Oppenheimer Industrials Sector Revenue ETF, Oppenheimer Information Technology Sector Revenue ETF, Oppenheimer International Revenue ETF, Oppenheimer Large Cap Revenue ETF, Oppenheimer Materials Sector Revenue ETF, Oppenheimer Mid Cap Revenue ETF, Oppenheimer Small Cap Revenue ETF, Oppenheimer Utilities Sector Revenue ETF, and Oppenheimer Ultra Dividend Revenue ETF (each a “Fund” and collectively, the “Funds”). The principal business address of the Adviser is One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, PA 19103. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”). Additional information as to the Adviser and the members and officers of the Adviser is included in the Adviser’s Form ADV filed with the Commission (File No. 801-63618), which is incorporated herein by reference and sets forth the officers and members of the Adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and members during the past two years.

Item 32. Principal Underwriter.

(a)	OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the registered open-end investment companies listed below and for MassMutual Institutional Funds.

Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Income Fund

Oppenheimer Corporate Bond Fund

Oppenheimer Developing Markets Fund

Oppenheimer Discovery Fund

Oppenheimer Discovery Mid Cap Growth Fund

Oppenheimer Dividend Opportunity Fund

Oppenheimer Emerging Markets Innovators Fund

Oppenheimer Emerging Markets Local Debt Fund

Oppenheimer Equity Income Fund

Oppenheimer Global Fund

Oppenheimer Global High Yield Fund

Oppenheimer Global Multi-Alternatives Fund

Oppenheimer Global Multi-Asset Growth Fund

Oppenheimer Global Multi-Asset Income Fund

Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Opportunities Fund

Oppenheimer Global Real Estate Fund

Oppenheimer Global Strategic Income Fund

Oppenheimer Global Value Fund

Oppenheimer Gold & Special Minerals Fund

Oppenheimer Government Cash Reserves

Oppenheimer Government Money Market Fund

Oppenheimer Institutional Government Money Market Fund

Oppenheimer International Bond Fund

Oppenheimer International Diversified Fund

Oppenheimer International Equity Fund

Oppenheimer International Growth Fund

Oppenheimer International Growth and Income Fund

Oppenheimer International Small-Mid Company Fund

Oppenheimer Limited-Term Bond Fund

Oppenheimer Limited-Term Government Fund

Oppenheimer Macquarie Global Infrastructure Fund

Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds)

Oppenheimer Main Street Mid Cap Fund

Oppenheimer Main Street Select Fund

Oppenheimer Main Street Small Cap Fund

Oppenheimer Master Event-Linked Bond Fund, LLC

Oppenheimer Master Inflation Protected Securities Fund, LLC

Oppenheimer Master Loan Fund, LLC

Oppenheimer Multi-State Municipal Trust (3 series):

Oppenheimer Rochester High Yield Municipal Fund

Oppenheimer Rochester New Jersey Municipal Fund

Oppenheimer Rochester Pennsylvania Municipal Fund

Oppenheimer Portfolio Series (4 series):

Active Allocation Fund

Conservative Investor Fund

Equity Investor Fund

Moderate Investor Fund

Oppenheimer Quest For Value Funds (3 series):

Oppenheimer Fundamental Alternatives Fund

Oppenheimer Global Allocation Fund

Oppenheimer Mid Cap Value Fund

Oppenheimer Real Estate Fund

Oppenheimer Revenue Weighted ETF Trust (7 series):

Oppenheimer ESG Revenue ETF

Oppenheimer Financials Sector Revenue ETF

Oppenheimer Global ESG Revenue ETF

Oppenheimer Large Cap Revenue ETF

Oppenheimer Mid Cap Revenue ETF

Oppenheimer Small Cap Revenue ETF

Oppenheimer Ultra Dividend Revenue ETF

Oppenheimer Rising Dividends Fund

Oppenheimer Rochester AMT-Free Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester California Municipal Fund

Oppenheimer Rochester Fund Municipals

Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Limited Term California Municipal Fund

Oppenheimer Rochester Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)

Oppenheimer Rochester Maryland Municipal Fund

Oppenheimer Rochester Massachusetts Municipal Fund

Oppenheimer Rochester Michigan Municipal Fund

Oppenheimer Rochester Minnesota Municipal Fund

Oppenheimer Rochester North Carolina Municipal Fund

Oppenheimer Rochester Ohio Municipal Fund

Oppenheimer Rochester Short Duration High Yield Municipal Fund (a series of Oppenheimer Municipal Fund)

Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Virginia Municipal Fund

Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Plus Fund

Oppenheimer Small Cap Value Fund

Oppenheimer SteelPath MLP Funds Trust (4 series):

Oppenheimer SteelPath MLP Select 40 Fund

Oppenheimer SteelPath MLP Alpha Fund

Oppenheimer SteelPath MLP Income Fund

Oppenheimer SteelPath MLP Alpha Plus Fund

Oppenheimer SteelPath Panoramic Fund

Oppenheimer Total Return Bond Fund (a series of Oppenheimer Integrity Funds)

Oppenheimer Ultra-Short Duration Fund

Oppenheimer Value Fund (a series of Oppenheimer Series Fund)

Oppenheimer Variable Account Funds (11 series):

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Conservative Balanced Fund/VA

Oppenheimer Discovery Mid Cap Growth Fund/VA

Oppenheimer Global Fund/VA

Oppenheimer Global Multi-Alternatives Fund/VA

Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Government Money Fund/VA

Oppenheimer International Growth Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Total Return Bond Fund/VA

(b)	The directors and officers of the Registrant’s principal underwriter are:
Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Rina M. Aligaen(2)	Assistant Vice President	None
Anthony P. Allocco(2)	Assistant Vice President	None
Joseph M. Allyn(1)	Vice President	None
Nicole Andersen(2)	Assistant Vice President	None
Charles F. Anderson(1)	Vice President	None
Janette Aprilante(2)	Secretary	None
Rupa Athreya(2)	Senior Vice President	None
Matthew J. Auer(2)	Vice President	None
Kevin K. Babikian(2)	Assistant Secretary	None
Anthony E. Bamonte(2)	Vice President	None
James P. Barker(2)	Vice President	None
Todd M. Barney(1)	Vice President	None
Marina O. Barskaya(2)	Assistant Vice President	None
Leslie A. Bednar(2)	Assistant Vice President	None
Kathleen M. Beichert(1)	Senior Vice President	None
Kimberly A. Belsole(2)	Vice President	None
Rocco Benedetto(2)	Senior Vice President	None
Emanuele S. Bergagnini(2)	Vice President	None
Christopher E. Bergeron(2)	Vice President	None
Rhea M. Berglund(1)	Vice President	None
Rick D. Bettridge(2)	Vice President	None
Kamal Bhatia(2)	Senior Vice President	None
Adam L. Bilmes(2)	Vice President	None
Paul G. Blease(2)	Senior Vice President	None
Carolyn Boccaccio(2)	Vice President	None
Maria T. Boingeanu(2)	Assistant Vice President	None
Nancy S. Bong(2)	Vice President	None
David A. Borrelli(2)	Senior Vice President	None
Jeffrey R. Botwinick(2)	Vice President	None
Sarah M. Bourgraf(1)	Vice President	None
Matthew Brady(2)	Assistant Vice President	None
Reginald J. Breaux(1)	Vice President	None
Joshua H. Broad(2)	Vice President	None
Kenneth S. Brodsky(2)	Senior Vice President	None
Garrett Brookes(1)	Assistant Vice President	None
Gregory L. Brown(2)	Vice President	None
Matthew G. Brown(1)	Vice President	None
Ryan M. Buckley(2)	Vice President	None
Megan R. Byrne(2)	Assistant Vice President	None
Clare Cambria(2)	Vice President	None
Jason A. Campisi(2)	Vice President	None
Mersin Capollari(1)	Vice President	None
Tara Carbonneau(1)	Vice President	None
Sean T. Carey(2)	Vice President	None
Robert M. Caruso(2)	Vice President	None
Rick A. Casagrande(2)	Assistant Vice President	None
Thomas M. Caulfield(1)	Vice President	None
Stephane C. Chevrier(2)	Vice President	None
Michael G. Chewning(1)	Vice President	None
Donelle L. Chisolm(2)	Vice President	None
Andrew S. Chonofsky(2)	Senior Vice President	None
Angelanto L. Ciaglia(2)	Vice President	None
Steven F. Cinquino(2)	Assistant Vice President	None
Nicholas A. Cirbo(1)	Vice President	None
John S. Clark(2)	Senior Vice President	None
Adam M. Cohen(2)	Assistant Vice President	None
Craig U. Colby(2)	Vice President	None
Ryan J. Coleman(1)	Vice President	None
Ellen L. Comisar(2)	Vice President	None
Serina Copanas(2)	Vice President	None
John H. Corcoran(2)	Vice President	None
Cameron T. Cowden(2)	Vice President	None
Neev Crane(2)	Vice President	None
Michael Daley(2)	Vice President	None
Amanda J. Dampier(2)	Assistant Vice President	None
Edward Dane(2)	Senior Vice President	None
Jeffrey N. Davis(3)	Vice President	None
Stephen D. Degnan(2)	Vice President	None
Ivan A. DelRio(2)	Vice President	None
Richard E. DeMarco(2)	Assistant Vice President	None
Michael R. Dennehy(2)	Vice President	None
Michelle D. DeWitt(2)	Assistant Vice President	None
Christine A. Dinolfo(2)	Assistant Vice President	None
Robert U. Duffey(2)	Vice President	None
Cameron F. Dunford(1)	Vice President	None
Robert B. Dunphy(2)	Vice President	None
Wendy Hetson Ehrlich(2)	Vice President	None
Paul F. Eisenhardt(2)	Senior Vice President	None
Kyle C. Elliott(2)	Vice President	None
Rickey C. Ernzen(3)	Vice President	None
Michael J. Eustic(2)	Vice President	None
Thomas E. Evans(2)	Vice President	None
Gregg A. Everett(2)	Vice President	None
George R. Fahey(1)	Senior Vice President	None
Jason E. Farrell(2)	Vice President	None
Kristie M. Feinberg(2)	Assistant Treasurer	None
Jessica M. Fernandez(2)	Vice President	None
Josean Y. Fernandez(2)	Vice President	None
Michael A. Ferrer(2)	Vice President	None
Jonathan Ferris(4)	Assistant Vice President	None
Mark J. Ferro(2)	Senior Vice President	None
Nicole Filingeri(2)	Vice President	None
Tristan A. Fischer(2)	Assistant Vice President	None
David Ford(2)	Vice President	None
John Fortuna(2)	Senior Vice President	None
Mark D. Foster(1)	Vice President	None
Valeri L. Fox(2)	Vice President	None
Jennifer L. Foxson(2)	Senior Vice President	Vice President and Chief Business Officer
George P. Fraser(1)	Vice President	None
Victoria K. Frey(1)	Assistant Vice President	None
Alice K. Fricke(2)	Vice President	None
William L. Friebel(2)	Vice President	None
Joseph T. Friedman(1)	Vice President	None
Kellen G. Frye(2)	Vice President	None
Kathryn T. Gallo(2)	Vice President	None
Charlotte A. Gardner(1)	Vice President	None
Sarah E. Garrity(1)	Vice President	None
Christopher R. Gaudio(2)	Vice President	None
Jay Gentry(1)	Senior Vice President	None
Dina Ghanbarzadeh(2)	Assistant Vice President	None
Nancy J. Girondo(2)	Vice President	None
Jill E. Glazerman(2)	Senior Vice President	None
Emily R. Glotzer(2)	Assistant Vice President	None
Jack E. Goldin(2)	Vice President	None
Justin A. Goldstein(2)	Vice President	None
Michael H. Gottesman(2)	Senior Vice President	None
Raquel Granahan(2)	Senior Vice President	None
Justin P. Grant(2)	Assistant Vice President	None
Anthony Greco(2)	Assistant Vice President	None
Steven M. Grise(2)	Assistant Vice President	None
Samuel J. Groban(2)	Vice President	None
Vincent E. Grogan(2)	Senior Vice President	None
Eric M. Grossjung(2)	Vice President	None
Seth E. Guenther(1)	Assistant Vice President	None
Michael D. Guman(2)	Vice President	None
Joseph B. Gunderson(2)	Assistant Vice President	None
Mahrukh Hameed(2)	Assistant Vice President	None
LeaAnna M. Hartman(1)	Vice President	None
Stacia E. Hatfield(2)	Vice President	None
Alexander D. Hayes(2)	Vice President	None
Petter A. Hellstrom-Bialek(1)	Vice President	None
Richard N. Henn(2)	Vice President	None
Nicholas M. Henry(2)	Vice President	None
Nicole M. Pretzel Holahan(2)	Vice President	None
Heather L. Holliday-Smith(1)	Assistant Vice President	None
Eric D. Holquist(2)	Vice President	None
Timothy B. Horsburgh(2)	Assistant Vice President	None
Brian F. Husch(2)	Vice President	None
Keith P. Hylind(2)	Vice President	None
Vincent R. Iacono(2)	Vice President	None
Omar Z. Idilby(2)	Assistant Vice President	None
Jason F. Israel(2)	Assistant Vice President	None
Christopher Ivezic(2)	Vice President	None
Michael C. Jamison(1)	Vice President	None
Nickie J. Jacobs(1)	Assistant Vice President	None
Shonda R. Jaquez(2)	Vice President	None
Allyson M. Jarecky-Freitag(2)	Vice President	None
Daniel C. Jarema(1)	Vice President	None
Robert T. Jason(1)	Assistant Vice President	None
Ryan O. Johann(2)	Assistant Vice President	None
Eric K. Johnson(1)	Senior Vice President	None
Sarah J. Joyce(2)	Assistant Vice President	None
Sachin Kambli(2)	Assistant Vice President	None
Annie V. Kang(2)	Vice President	None
Assaf Kedem (2)	Assistant Vice President	None
Geoffrey M. Keller(1)	Vice President	None
Scott R. Kelley(1)	Vice President	None
Brian P. Kiley(2)	Vice President	None
Susan Kim(2)	Assistant Vice President	None
Elena Kirova(2)	Assistant Vice President	None
Matthew J. Kissane(4)	Assistant Vice President	None
Melissa M. Kretschmer(2)	Assistant Vice President	None
Eric J. Kristenson(2)	Vice President	None
Lamar V. Kunes(2)	Senior Vice President	None
Stanford L. Kutler(2)	Senior Vice President	None
David T. Kuzia(1)	Vice President	None
Michael S. La Tona(2)	Vice President	None
Lisa Lamentino(2)	Vice President	None
Thomas M. Landhauser(2)	Vice President	None
Brian Landy(2)	Assistant Vice President	None
Laura L. Lawson(2)	Vice President	None
Daniel J. Lee(2)	Vice President	None
Eric Lee(2)	Assistant Vice President	None
Talley D. Leger(2)	Vice President	None
John P. Leonard(2)	Vice President	None
Brian S. Levitt(2)	Senior Vice President	None
Jesse E. Levitt(2)	Vice President	None
Lorna A. Lindquist(2)	Vice President	None
Malissa B. Lischin(2)	Vice President	None
Susan List(2)	Assistant Vice President	None
Terrie P. Liu(1)	Assistant Vice President	None
Cynthia Lo Bessette(2)	Chief Legal Officer	Secretary and Chief Legal Officer
Gordon C. Loetz(2)	Vice President	None
Christina J. Loftus(2)	Senior Vice President	None
David P. Lolli(2)	Assistant Vice President	None
Thomas Loncar(2)	Vice President	None
Inna London-Ikhilov(2)	Assistant Vice President	None
David A. Long(1)	Assistant Vice President	None
John Luiz(2)	Vice President	None
Mary Catherine Macaluso(2)	Vice President	None
Joseph M. Macaluso(2)	Assistant Vice President	None
John W. Mackey(2)	Vice President	None
Peter K. Maddox(2)	Vice President	None
Salvatore Maia(2)	Assistant Vice President	None
Michael J. Malik(2)	Vice President	None
Joseph C. Marich(2)	Vice President	None
Natalie Marin(2)	Vice President	None
Michael A. Marino(4)	Assistant Vice President	None
Todd A. Marion(2)	Vice President	None
Sheila M. Masley(1)	Assistant Vice President	None
Katarina Maxianova(2)	Vice President	None
Peter J. McCarthy(1)	Vice President	None
Robert D. McClure(2)	Vice President	None
John C. McDonough(2)	Chairman, Chief Executive Officer, President & Director	None
Matthew S. McGee(1)	Vice President	None
Brian P. McGinty(1)	Vice President	None
Kent C. McGowan(2)	Vice President	None
Simon A. McKay(2)	Vice President	None
Philip J. McKeon(4)	Assistant Vice President	None
William J. McNamara(2)	Vice President	None
Christopher S. Mechem(2)	Vice President	None
Brian F. Medina(1)	Vice President	None
Gregory E. Mehok(2)	Vice President	None
Daniel P. Melehan(2)	Vice President	None
Izaak Mendelson(2)	Assistant Vice President	None
Ariella Menegon(2)	Assistant Vice President	None
Debbie S. Michaelson(1)	Vice President	None
David B. Miller(2)	Assistant Vice President	None
Toller C. Miller(1)	Vice President	None
Peter L. Mintzberg(2)	Executive Vice President	None
Clint T. Modler(1)	Senior Vice President	None
Ella Monakova(2)	Assistant Vice President	None
Thomas J. Montefinise(2)	Assistant Vice President	None
Rian Morrissey(1)	Vice President	None
James F. Mugno(2)	Vice President	None
Matthew D. Mulcahy(2)	Vice President	None
Wendy J. Murray(2)	Vice President	None
Keith D. Myers(1)	Assistant Vice President	None
Kyle Najarian(1)	Vice President	None
Christina M. Nasta(2)	Senior Vice President	None
Kevin R. Neznek(2)	Senior Vice President	None
Nichola L. Noriega(2)	Vice President	None
Peter J. Novak(2)	Senior Vice President	None
James B. O’Connell(2)	Vice President	None
Timothy J. O’Connell(2)	Vice President	None
Patricia O’Connor(2)	Vice President	None
Tony D. Oh(1)	Treasurer	None
Ronald M. Ongaro(2)	Assistant Vice President	None
Leonard J. Oremland(2)	Senior Vice President	None
Steven W. Paddon(2)	Senior Vice President	None
Leonar G. Palao(2)	Assistant Vice President	None
Bruce Palm(2)	Vice President	None
Alan I. Panzer(2)	Vice President	None
Andrew Y. Park(1)	Vice President	None
Maria Paster(2)	Vice President	None
Ashley B. Patten(1)	Vice President	None
Lori L. Penna (2)	Vice President	None
Brian C. Perkes(2)	Vice President	None
Daniel J. Petter(2)	Vice President	None
Charles K. Pettit(2)	Vice President	None
David M. Pfeffer(2)	Director & Chief Financial Officer	None
Andrew W. Phillips(1)	Vice President	None
Piers A. Platt(2)	Vice President	None
Scott A. Porter(2)	Assistant Vice President	None
Rachel R. Powers(1)	Vice President	None
Yunchang Qiu(2)	Senior Vice President	None
Michael E. Quinn(2)	Vice President	None
Michael A. Radon(2)	Assistant Vice President	None
Richard E. Rath(2)	Vice President	None
William J. Raynor(2)	Vice President	None
Brenna D. Rhone(2)	Assistant Vice President	None
James T. Robinson(1)	Vice President	None
Ian M. Roche(2)	Vice President	None
Jason D. Roche(2)	Vice President	None
Adam T. Rochlin(2)	Senior Vice President	None
Michael A. Rock(2)	Vice President	None
Rachel S. Rodgers(2)	Assistant Vice President	None
Philip Rolleri(2)	Assistant Vice President	None
Michael J. Roman(2)	Assistant Vice President	None
Megan P. Rosenblum(2)	Vice President	None
Francis W. Ross(1)	Vice President	None
Jonathan J. Ross(2)	Vice President	None
Kristen M. Ross(2)	Assistant Vice President	None
Adrienne M. Ruffle(2)	Vice President	None
Thomas F. Sabow(2)	Vice President	None
Gary Salerno(2)	Assistant Vice President	None
Gary J. Sanchez(1)	Vice President	None
Catherine D. Sanders(2)	Vice President	None
John C. Saunders(2)	Senior Vice President	None
Kurt R. Savallo(2)	Assistant Vice President	None
Alex C. Schardt(2)	Vice President	None
Joshua I. Scher(2)	Assistant Vice President	None
Thomas J. Schmitt(2)	Vice President	None
Erik M. Schneberger (2)	Senior Vice President	None
William A. Schories(2)	Vice President	None
Patrick L. Scorzelli(2)	Vice President	None
Uri C. Shanske(2)	Vice President	None
Jeffrey D. Sharon(2)	Vice President	None
Rahul N. Shah(2)	Assistant Vice President	None
James B. Shields(1)	Assistant Vice President	None
Faiza Sikander(2)	Assistant Vice President	None
Bryant B. Smith(2)	Vice President	None
Timothy F. Smith(2)	Assistant Vice President	None
Mark C. Sokoloff(2)	Assistant Vice President	None
Haley M. Sorenson(1)	Vice President	None
John A. Spensley(2)	Vice President	None
Timothy J. Spitz(2)	Vice President	None
Alfred O. St. John(2)	Vice President	None
Michael N. Staples(2)	Vice President	None
Keith S. Stecker(2)	Assistant Vice President	None
Bryan D. Stein(2)	Vice President	None
Joseph D. Stellato(2)	Vice President	None
Benjamin A. Stewart(2)	Senior Vice President	None
Wayne C. Strauss(2)	Vice President	None
Matthew C. Straut(2)	Senior Vice President	None
Ryan P. Sullivan(2)	Assistant Vice President	None
Brian C. Summe(2)	Vice President	None
Michael E. Sussman(2)	Vice President	None
George T. Sweeney(2)	Senior Vice President	None
Adam L. Tabor(2)	Vice President	None
Leo P. Tallon(2)	Vice President	None
Laura B. Taylor (1)	Senior Vice President	None
Paul E. Temple(2)	Senior Vice President	None
Jay S. Therrien(2)	Vice President	None
Anil K. Thomas(2)	Vice President	None
David G. Thomas(2)	Vice President	None
John B. Thorpe(1)	Vice President	None
Luz V. Touma(2)	Vice President	None
Matthew R. Trimble(2)	Assistant Vice President	None
Catherine L. Tulley(1)	Assistant Vice President	None
David C. Van Hellemont(2)	Vice President	None
Wesley R. Vance(2)	Vice President	None
Daniel T. Veith(2)	Assistant Vice President	None
Vincent C. Vermette(2)	Vice President	None
Alyse S. Vishnick(2)	Vice President	None
Rohit Vohra(2)	Vice President	None
Kenneth M. Waddell(2)	Vice President	None
Richard Walsh(2)	Vice President	None
Teresa M. Ward(2)	Vice President	None
Keith R. Watts(1)	Vice President	None
Taylor Watts(1)	Vice President	None
Michael J. Weigner(2)	Vice President	None
Kimberly W. Weinrick(2)	Vice President	None
Christopher G. Werner(2)	Vice President	None
Donna M. White (2)	Chief Compliance Officer	None
Ryan C. Wilde(1)	Vice President	None
Tim A. Wilkinson(1)	Vice President	None
Thomas Winnick(2)	Vice President	None
Patrick J. Wisneski(1)	Vice President	None
Kevin P. Woodson(1)	Assistant Vice President	None
Ryan J. Woolhiser(1)	Vice President	None
Cary P. Wozniak(2)	Vice President	None
Theodore J. Young(1)	Assistant Vice President	None
David T. Zicchinella(2)	Vice President	None
Steven L. Zito(1)	Vice President	None

(1) 6803 South Tucson Way, Centennial, CO 80112-3924

(2) 225 Liberty Street, New York, NY 10281-1008

(3) 2100 McKinney Avenue, Suite 1401, Dallas, TX 75201

(4) 2005 Market Street, Suite 2020, Philadelphia, PA 19103(c) Not applicable.

Item 33. Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OFI Global Asset Management, Inc., OppenheimerFunds, Inc. and Shareholder Services, Inc., as applicable, at each entity’s offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924 and also maintained at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103 and One Wall Street, New York, New York 10286.

Item 34. Management Services.

Not applicable.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of June, 2017.

Oppenheimer Revenue Weighted ETF Trust

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Robert J. Malone*	Chairman of the	June 28, 2017
Robert J. Malone*	Board of Trustees

Arthur P. Steinmetz*	Trustee, President and	June 28, 2017
Arthur P. Steinmetz	Principal Executive Officer

Brian S. Petersen*	Treasurer, Principal	June 28, 2017
Brian S. Petersen	Financial & Accounting Officer

Andrew Donohue*	Trustee	June 28, 2017
Andrew Donohue

Jon S. Fossel*	Trustee	June 28, 2017
Jon S. Fossel

Richard F. Grabish*	Trustee	June 28, 2017
Richard F. Grabish

Beverly L. Hamilton*	Trustee	June 28, 2017
Beverly L. Hamilton

Victoria J. Herget*	Trustee	June 28, 2017
Victoria J. Herget

F. William Marshall, Jr.*	Trustee	June 28, 2017
F. William Marshall, Jr.

Karen L. Stuckey*	Trustee	June 28, 2017
Karen L. Stuckey

James D. Vaughn*	Trustee	June 28, 2017
James D. Vaughn

*By:	/s/ Taylor V. Edwards
Taylor V. Edwards, Attorney-in-Fact

OPPENHEIMER REVENUE WEIGHTED ETF TRUST

Post-Effective Amendment No. 42

Registration No. 333-139501

EXHIBIT INDEX

Exhibit No.	Description

28(o)(ii)	Power of Attorney dated June 27, 2017 for Andrew Donohue.